N-2	Jul. 25, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0002065812
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Entity Registrant Name	New FS Specialty Lending Fund
Entity Address, Address Line One	201 Rouse Boulevard
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	215
Local Phone Number	495-1150
Approximate Date of Commencement of Proposed Sale to Public	Jul. 25, 2025
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Pro Forma Fund (Pre- Listing)	Pro Forma Fund (Post- Listing)
Shareholder Transaction Expenses
Maximum Sales Load (as a percentage of the offering price) imposed on purchases of common shares(1)	None	None
Dividend Reinvestment and Cash Purchase Plan Fees	None	None

(1)	Common shares will not be available for purchase from the Fund but, once listed, may be purchased on the New York Stock Exchange through a broker-dealer subject to individually negotiated commission rates. Common shares purchased in the secondary market may be subject to brokerage commissions or other charges.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of average net assets attributable to common shares)(2)
Base Management Fee	2.45	%(3)	2.10	%(4)
Incentive Fee
Income Incentive Fee	--	(5)	1.81	%(6)
Interest Payments on Borrowed Funds (7)	3.05%		3.05%
Other Expenses (8)	1.10%		1.10%
Total Annual Expenses	6.60%		8.06%
Base Management Fee Waiver	—		(0.21	)%(9)
Incentive Fee Waiver	—		(0.87	)%(10)
Total Annual Fund Operating Expenses After Fee Waiver	6.60%		6.98%

(2)	Assumes leverage in the amount of 29% of gross assets of the Fund.

(3)	For each quarter ending prior to the date of the listing of the Fund’s shares on a national securities exchange (the “Listing Date”), the Fund will pay the Adviser (as defined herein) an annual fee, payable quarterly, in an annual amount equal to 1.75% of the Fund’s average daily gross assets. Common shareholders bear the portion of the investment management fee attributable to the assets purchased with the proceeds of leverage, which means that common shareholders effectively bear the entire management fee.

(4)	For each quarter ending after the Listing Date, the Fund will pay the Adviser an annual fee, payable quarterly, in an annual amount equal to 1.50% of the Fund’s average daily gross assets. Common shareholders bear the portion of the investment management fee attributable to the assets purchased with the proceeds of leverage, which means that common shareholders effectively bear the entire management fee.

(5)	Pursuant to the terms of the Investment Advisory Agreement between the Fund and the Adviser (the “Fund Investment Advisory Agreement”), the Adviser may be entitled to receive an incentive fee on income. For any quarter ending prior to the Listing Date, the incentive fee on income is calculated and payable quarterly in arrears and equals 20.0% of the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on adjusted capital, equal to 1.625% per quarter, or an annualized hurdle rate of 6.5%. As a result, the Adviser will not earn this incentive fee for any quarter until the Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.625%. For purposes of this fee, “adjusted capital” means cumulative gross proceeds generated from sales of common shares by the Fund (or the Predecessor Fund as the predecessor of the Fund) (including proceeds from its distribution reinvestment plan) reduced for distributions from non-liquidating dispositions of the Fund’s (or the Predecessor Fund’s as the predecessor of the Fund) investments paid to shareholders and amounts paid for share repurchases pursuant to the Fund’s (or the Predecessor Fund’s as the predecessor of the Fund) share repurchase program. Once the Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Fund’s pre-incentive fee net investment income for such quarter equals 2.031%, or 8.125% annually, of adjusted capital. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 20.0% of the Fund’s pre-incentive fee net investment income.

(6)	Pursuant to the terms of the Fund Investment Advisory Agreement, for any quarter ending after the Listing Date, the incentive fee on income is calculated and payable quarterly in arrears and equals 20.0% of the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on net assets, equal to 1.5% per quarter, or an annualized hurdle rate of 6.0%. As a result, the Adviser will not earn this incentive fee for any quarter until the Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.5%. Once the Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Fund’s pre-incentive fee net investment income for such quarter equals 1.875%, or 7.5% annually, of net assets. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 20.0% of the Fund’s pre-incentive fee net investment income.

(7)	Assumes the pro forma Fund would have had outstanding borrowings of approximately $622,503,000, which would have represented 29% of the Fund’s gross assets.

(8)	“Other expenses” are estimated based upon those incurred by the Fund during the fiscal year ended December 31, 2024. Other expenses do not include expenses related to realized or unrealized investment gains or losses.

(9)	Effective on the Listing Date and for so long as the Fund is a registered closed-end fund, the Adviser has contractually agreed to waive a portion of the Fund’s base management fee such that the base management fee shall not exceed an amount equal to the annual rate of 1.35% of the Fund’s average daily gross assets. Amounts waived by the Adviser will not be subject to recoupment from the Fund.

(10)	Effective on the Listing Date and for so long as the Fund is a registered closed-end fund, the Adviser has contractually agreed to waive a portion of the Fund’s incentive fee. After giving effect to such fee waiver, the incentive fee on income will be calculated and payable quarterly in arrears and equals 10.00% of the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on net assets, equal to 1.5% per quarter, or an annualized hurdle rate of 6.0%. As a result, the Adviser will not earn this incentive fee for any quarter until the Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.5%. Once the Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Fund’s pre-incentive fee net investment income for such quarter equals 1.667%, or 6.667% annually, of net assets. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 10.00% of the Fund’s pre-incentive fee net investment income. Amounts waived by the Adviser will not be subject to recoupment from the Fund.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
Pro Forma Fund (pre-Listing Date)	$66	$193	$317	$610
Pro Forma Fund (post-Listing Date)	$60	$178	$294	$574

Purpose of Fee Table , Note [Text Block]

The table below sets forth (i) the pro forma annual expenses for the Fund assuming the Reorganization had taken place on the first day of the 12-month period ended December 31, 2024 and the Listing Date did not occur during such 12-month period, and (ii) the pro forma annual expenses for the Fund, assuming the Reorganization had taken place on the first day of the 12-month period ended December 31, 2024 and the Listing Date had taken place on the first day of the 12-month period ended December 31, 2024.

Basis of Transaction Fees, Note [Text Block]	as a percentage of the offering price
Other Expenses, Note [Text Block]	“Other expenses” are estimated based upon those incurred by the Fund during the fiscal year ended December 31, 2024. Other expenses do not include expenses related to realized or unrealized investment gains or losses.
Acquired Fund Incentive Allocation, Note [Text Block]
(5)	Pursuant to the terms of the Investment Advisory Agreement between the Fund and the Adviser (the “Fund Investment Advisory Agreement”), the Adviser may be entitled to receive an incentive fee on income. For any quarter ending prior to the Listing Date, the incentive fee on income is calculated and payable quarterly in arrears and equals 20.0% of the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on adjusted capital, equal to 1.625% per quarter, or an annualized hurdle rate of 6.5%. As a result, the Adviser will not earn this incentive fee for any quarter until the Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.625%. For purposes of this fee, “adjusted capital” means cumulative gross proceeds generated from sales of common shares by the Fund (or the Predecessor Fund as the predecessor of the Fund) (including proceeds from its distribution reinvestment plan) reduced for distributions from non-liquidating dispositions of the Fund’s (or the Predecessor Fund’s as the predecessor of the Fund) investments paid to shareholders and amounts paid for share repurchases pursuant to the Fund’s (or the Predecessor Fund’s as the predecessor of the Fund) share repurchase program. Once the Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Fund’s pre-incentive fee net investment income for such quarter equals 2.031%, or 8.125% annually, of adjusted capital. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 20.0% of the Fund’s pre-incentive fee net investment income.

(6)	Pursuant to the terms of the Fund Investment Advisory Agreement, for any quarter ending after the Listing Date, the incentive fee on income is calculated and payable quarterly in arrears and equals 20.0% of the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on net assets, equal to 1.5% per quarter, or an annualized hurdle rate of 6.0%. As a result, the Adviser will not earn this incentive fee for any quarter until the Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.5%. Once the Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Fund’s pre-incentive fee net investment income for such quarter equals 1.875%, or 7.5% annually, of net assets. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 20.0% of the Fund’s pre-incentive fee net investment income.

Incentive Allocation [Percent]	20.00%
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Item 8.2. Investment Objectives and Policies.

The Fund’s investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation by investing primarily in private and public credit in a broad set of industries, sectors and sub-sectors. The Fund’s investment policy is to invest primarily in a portfolio of secured and unsecured floating and fixed rate loans, bonds and other types of credit instruments, which, under normal circumstances, will represent at least 80% of the Fund’s total assets. This investment policy may not be changed without at least 60 days’ prior notice to holders of the Fund’s common shares of any such change. In accordance with the best interests of the Fund’s shareholders, the Adviser monitors the Fund’s targeted investment mix as economic conditions evolve.

The Fund will seek to achieve its investment objectives by focusing on strategies such as direct originations, including innovative capital structure solutions, and broadly syndicated loan and bond transactions, which may include event-driven investments, opportunistic performing credit and special situations. By focusing on these opportunities, the Adviser believes it can create a portfolio that offers high potential income and returns while limiting risk.

Further information on the investment objectives and policies of the Fund are set forth in Item 8.4.

Item 8.4. Other Policies.

Investment Strategy

The Fund will seek to achieve its current investment objectives by focusing on strategies such as direct originations, including innovative capital structure solutions, and broadly syndicated loan and bond transactions, which may include event-driven investments, opportunistic performing credit and special situations. By focusing on these opportunities, the Adviser believes it can create a portfolio that offers high potential income and returns while limiting the Fund’s risk. These strategies are described in further detail below.

Direct Originations

Capital Structure Solutions. Constrained mandates create an opportunity to lend to companies that do not satisfy conventional lending criteria. Non-traditional borrowers include companies without financial sponsors or backed by small or emerging sponsors, businesses in industries that are in transition, overlevered, stressed or distressed businesses and/or companies with unconventional or niche assets. Traditional lenders, whether banks, private credit funds or others, tend to avoid lending to these businesses because of regulations, limited investment mandates or lack of expertise.

Based on prior experience, the Adviser believes that it can offer target portfolio companies a variety of customized financing solutions to meet their capital needs, while providing us with attractive risk-adjusted returns. These solutions are typically highly structured and offer yield premiums compared to traditional blue chip sponsor-based private lending and investments in high yield and broadly syndicated loans. The highly structured nature of the investments can also provide for significant downside protection in the form of strong creditor protections. The Adviser believes that this capital structure solutions investment strategy provides us with an alternative and differentiated capability that diversifies and enhances the Fund’s risk-adjusted return profile.

Broadly Syndicated Loan and Bond Transactions

Event-Driven. The Fund may seek to take advantage of dislocations that arise in the markets due to an impending event for which the market’s apparent expectation of value differs substantially from the view of the Adviser. Event-driven investing requires the Adviser to make judgments concerning, among other things, (i) the likelihood that an event will occur and (ii) the impact such event will have on the value of a company’s loans and securities. Such events may include a looming debt maturity or default, merger, spin-off or other corporate reorganization, an adverse regulatory or legal ruling or a material contract expiration, any of which may significantly improve or impair a company’s financial position. Event-driven investing depends much more heavily on the Adviser’s ability to successfully predict the outcomes of these events than on underlying macroeconomic fundamentals such as the level of interest rates or gross domestic product. As a result, successful event-driven strategies may offer substantial diversification benefits and the ability to generate performance in uncertain market environments. The Fund’s investment strategy revolves around a thorough due diligence process and is based on the belief that a deep understanding of companies and the industries in which they operate is critical to generating positive income and returns.

Opportunistic Performing Credit. The Fund will seek to capitalize on market price inefficiencies by investing in loans, bonds and other securities for which the income of such investment reflects a higher risk premium or the market price of such investment reflects a lower value than deemed warranted by the Adviser’s fundamental analysis. These opportunities may often be idiosyncratic in nature, as specific issues or complexity related to a prospective investment may drive the excess yield or total return potential. The Adviser believes that market price inefficiencies may occur due to, among other things, a misunderstanding by the market of a particular company or an industry being out of favor with the broader investment community. Market price inefficiencies may also arise from broader market dislocations, which can include broad-based, risk-off sentiment across multiple markets as well as specific technical dislocations within a single market. The Adviser seeks to allocate capital to securities that have been mispriced by the market and that it believes represent attractive investment opportunities.

Special Situations. The Fund’s special situations credit strategy provides flexibility to take advantage of secondary market credit opportunities with asymmetrical risk and return profiles. The Fund will seek to purchase instruments at a discount to intrinsic value from forced sellers or unnatural holders as a result of stress, distress or major events, or change at a company or industry level. The need for holders to transition out of a credit combined with a high level of complexity surrounding the investment can present an opportunity to purchase instruments at a significant discount to its fair value as determined by the Adviser. Such investment opportunities may include investments in loans, bonds and other securities issued by companies that are over levered, facing temporary or permanent business issues, have a current or pending covenant violation, have looming debt maturities and may lack the ability to refinance or have defaulted on their debt instruments. Investments may include purchasing a portion of outstanding debt, the entire tranche or a portfolio of investments. Opportunities can be created by idiosyncratic issues at the company or industry level or by a macro-driven credit cycle.

Idiosyncratic opportunities can generate attractive returns at any point in the credit cycle, with low correlation to credit market indexes. Macro-driven credit cycles can provide an additional source of risk-adjusted return to the investment strategy by increasing the investible universe which is often coupled with market dislocations that creates increased discounts to intrinsic value.

Other

Investments may also include other assets or opportunities that are consistent with the Fund’s investment approach, provided that such investments are appropriate from a tax, regulatory and operational perspective.

The Fund’s flexible strategy across several areas of opportunity allows the Adviser to focus on what the Fund believes are the most attractive opportunities across both the public and private markets at any given point in time. The Fund believes this helps to mitigate timing risk and contributes to consistent deal flow.

When identifying prospective portfolio companies pursuant to the investment strategy described above, the Fund will often focus on the attributes set forth below, which the Fund believes help us generate higher total returns with an acceptable level of risk. While these criteria provide general guidelines for the Fund’s investment decisions, the Fund cautions investors that, if the Fund believes the benefits of investing are sufficiently strong, not all of these criteria necessarily will be met by each prospective portfolio company in which the Fund chooses to invest. These attributes are:

●	Deeply-rooted asset value. The Fund will seek to invest in companies that have significant asset value rather than speculative investments. The Fund focuses on companies that have strong potential for enhancing asset value through factors within their control, such as operating cost reductions and revenue increases driven by improved operations of previously under-performing or under-exploited assets. The Fund expects such investments to have significant collateral coverage and downside protection irrespective of the broader economy.

●	Defensible market positions. The Fund will seek to invest in companies that have developed strong positions within their sector or sub-sector and exhibit the potential to maintain sufficient cash flows and profitability to service the Fund’s investments in a range of economic environments. The Fund will seek companies that can protect their competitive advantages through, among other things, scale, scope, customer loyalty, product pricing or product quality versus their competitors, thereby minimizing business risk and protecting profitability.

●	Proven management teams. The Fund focuses on companies that have experienced management teams with an established track record of success. The Fund typically requires its portfolio companies to have proper incentives in place, which may include non-cash and performance-based compensation, to align management’s goals with ours.

●	Allocation among various issuers, sectors and sub-sectors. The Fund will seek to allocate its portfolio broadly among issuers, sectors and sub-sectors, thereby attempting to reduce the risk of a downturn in any one company, sector or sub-sector having a disproportionate adverse impact on the value of the Fund’s portfolio where possible.

In addition, an exemptive order granted on April 29, 2025 to the Predecessor Fund and certain of its affiliates permits the Fund, subject to the satisfaction of certain conditions, to co-invest in certain privately negotiated investment transactions with certain of the Fund’s affiliates (“the FS Order”). The FS Order permits the Fund to co-invest in certain privately negotiated investment transactions with certain affiliates of the Adviser, including FS Credit Opportunities Corp. and FS Credit Income Fund, among others. The Fund believes that the ability to participate in co-investment transactions with other funds under the FS Order will permit it to participate in a broader range of, and allocate a higher percentage of the Fund’s portfolio to, secured, directly negotiated investments as the Fund pursues a diversified credit strategy. Following the Reorganization, the Fund intends to rely on the FS Order.

Investment Types

The Fund may invest in both private and public U.S. and, to a lesser extent non-U.S., debt and equity securities, including, without limitation, senior secured, second lien and unsecured loans, secured and unsecured bonds, structured products, convertible bonds, preferred stocks and any other type of credit or equity investment that is consistent with the Fund’s investment objectives. In making these investments, the Fund may also seek to purchase investments across the investment spectrum that the Adviser believes are mispriced and offer the potential for exceptional risk-adjusted income and returns.

The majority of the Fund’s portfolio will be comprised of income-oriented securities of privately-held companies within the United States. Generally, in the long-term, the Fund expects to weight its investments more heavily towards directly originated investments, as this will provide us with the ability to tailor investments to best match a project’s or company’s needs with the Fund’s investment objectives. However, the Fund’s investment policy enables the Adviser to opportunistically invest in broadly syndicated investments and dynamically adjust allocations between private and public markets depending on where the risk-adjusted returns are most attractive. The Fund intends to weight its portfolio towards senior secured debt, which the Fund believes offers opportunities for superior risk-adjusted returns and income generation. The Fund’s debt investments may take the form of corporate or project loans or bonds, may be secured or unsecured and may, in some cases, be accompanied by yield enhancements. These yield enhancements may include common equity, warrants, options, net profits interests, cash flow participations or other forms of equity participation that can provide additional consideration or “upside” in a transaction. In connection with certain of the Fund’s debt investments or any restructurings of these debt investments, the Fund may on occasion receive equity interests, including warrants or options, as additional consideration or otherwise in connection with a restructuring. The Fund may also purchase select positions in equity securities. In addition, a portion of the Fund’s portfolio may be comprised of derivatives, including total return swaps, credit default swaps and other swap contracts. The Adviser will seek to tailor the Fund’s investment focus as market conditions evolve.

The Adviser intends to focus on the following investment categories: (i) direct originations and (ii) broadly syndicated investments, while being active in its pursuit of opportunities across changing economic and credit cycles. The Fund expects its focus over time will be more heavily weighted towards directly originated investments, though the investment policy enables the Adviser to opportunistically invest in broadly syndicated investments and dynamically adjust allocations between private and public markets depending on where the risk-adjusted returns are most attractive.

Senior secured debt

Senior secured debt is situated at the top of the capital structure. Because this debt has priority in payment, it typically carries the lowest risk among all investments in a company. Generally, senior secured debt in which the Fund invests is expected to have a maturity period of three to seven years and have first priority security interests in the assets of the borrower. Senior secured debt may also include second lien debt, which is granted a second priority security interest in the assets of the borrower, meaning that any realization of collateral will generally be applied to pay first lien debt in full before second lien debt positions are paid, and the value of the collateral may not be enough to repay in full both first lien secured debt and second lien secured debt. Generally, the Fund expects that the variable interest rate on its first lien debt will typically range between 3.5% and 9.0% over a standard benchmark, such as the Prime Rate, or the Secured Overnight Financing Rate, or SOFR. The Fund expects that the variable interest rate on second lien debt will range between 6.0% and 12.0% over a standard benchmark. In addition, the Fund may receive additional returns from any yield enhancements the Fund receives in connection with these investments.

Unsecured debt

In addition to senior secured debt, the Fund may invest a portion of the Fund’s assets in unsecured debt. Unsecured debt is effectively subordinated to first lien and second lien secured debt to the extent of the collateral securing such debt, but is senior to preferred equity and common equity in the capital structure. In return for its junior status compared to first lien and second lien secured debt, unsecured debt typically offers higher returns through both higher interest rates and possible equity ownership in the form of warrants or other yield enhancements, enabling the investor to participate in the capital appreciation of the borrower. Where warrants are received, they typically require only a nominal cost to exercise. The Fund intends to generally target unsecured debt with interest-only payments throughout the life of the security, with the principal due at maturity. Typically, unsecured debt investments have maturities of five to ten years. In normalized markets, the Fund expects these securities to carry a fixed rate or a floating current yield of 4.0% to 10.0% over a standard benchmark. In addition, the Fund may receive additional returns from any warrants or other yield enhancements the Fund receives in connection with these investments. In some cases, a portion of the total interest may accrue or be paid-in-kind, or PIK.

Equity and equity-related securities

The Fund holds and may continue to hold select and potentially significant positions in equity securities, including common stock and convertible securities, or other assets that the Fund receives in exchange for the Fund’s credit instruments as part of a reorganization or restructuring process, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous. Such assets, to the extent received as part of a reorganization or restructuring process, will be considered “credit instruments” for purposes of the Fund’s intention to invest primarily in a portfolio of secured and unsecured floating and fixed rate loans, bonds and other types of credit instruments, which, under normal circumstances, will represent at least 80% of the Fund’s total assets.

The Fund may also purchase select positions in equity securities, including common stock and convertible securities. Such assets, to the extent purchased in the market or not received as part of a reorganization or restructuring process, will not be considered “credit instruments” for this purpose.

Preferred equity typically includes a stated value or liquidation preference that is contractually senior to common equity, and may include a dividend or yield feature. Holders of preferred equity can be entitled to a wide range of voting and other rights, depending on the structure of each security. Preferred equity can also include a conversion feature whereby the securities convert into common stock based on established parameters according to set ratios. The Fund will seek to invest in primarily income-oriented equity securities.

Other equity securities are typically subordinated to all other securities within the capital structure and do not have a stated maturity. As compared to more senior securities, equity interests (including preferred equity interests) have greater risk exposure, but also have the potential to provide a higher return.

Non-U.S. securities

The Fund may invest in non-U.S. securities, including securities of companies in emerging markets, which may include securities denominated in U.S. dollars or in non-U.S. currencies, to the extent permitted by the 1940 Act. In addition, investing in securities of companies in emerging markets involves many risks, including potential inflationary economic environments, regulation by foreign governments, different accounting standards, political uncertainties and economic, social, political, financial, tax and security conditions in the applicable emerging market, any of which could negatively affect the value of companies in emerging markets or investments in their securities.

Investments with Third-Parties

The Fund may co-invest with third parties through partnerships, joint ventures or other entities, thereby acquiring jointly-controlled or non-controlling interests in certain investments in conjunction with participation by one or more third parties in such investment.

Structured Products

The Fund may invest in structured products, which may include collateralized debt obligations, collateralized bond obligations, collateralized loan obligations, structured notes and credit-linked notes. The issuers of such investment products may be structured as trusts or other types of pooled investment vehicles. Such products may also involve the deposit with or purchase by an entity of the underlying investments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investments or referencing an indicator related to such investments.

Derivatives

The Fund may also invest from time to time in derivatives, such as total return swaps, credit default swaps and other swap contracts. The Fund anticipates that any use of derivatives would primarily be as a substitute for investing in conventional securities or for hedging purposes. Any use of derivatives may subject us to additional risks. See “Risk Factors—Risks Related to the Fund’s Investments—The Fund may from time to time enter into total return swaps, credit default swaps, fixed price swaps or other derivative transactions which exposes the Fund to certain risks, including credit risk, market risk, commodity risk, liquidity risk and other risks similar to those associated with the use of leverage.”

Cash and cash equivalents

The Fund may maintain a certain level of cash or equivalent instruments to make follow-on investments, if necessary, in existing portfolio companies or to take advantage of new opportunities or existing commitments. The Fund may invest its excess funds in money market instruments, commercial paper, certificates of deposit and bankers’ acceptances, among other instruments. In addition, and in response to adverse market, economic or political conditions, the Fund may invest in high quality fixed income securities, money market instruments and money market funds or may hold significant positions in cash or cash equivalents for defensive purposes.

Sources of Income

The primary means through which the Fund’s shareholders may receive a return of value is through interest income, dividends and capital gains generated by the Fund’s investments. In addition to these sources of income, the Fund may receive fees paid by the Fund’s portfolio companies, including one-time closing fees paid at the time each investment is made. The Adviser has agreed to offset the amount of any structuring, upfront or certain other fees received by the Adviser or its members against the management fees payable by the Fund under the Fund Investment Advisory Agreement. The Adviser may agree to discontinue the offset of such fees in the future. Closing fees typically range from 1.0% to 2.0% of the purchase price of an investment. In addition, the Fund may generate revenues in the form of non-recurring commitment, origination, structuring or diligence fees, consulting fees, prepayment fees and performance-based fees.

Risk Management

The Fund will seek to limit the downside potential of its investment portfolio by, among other things:

●	applying the Fund’s investment strategy guidelines for portfolio investments;

●	requiring a total return on investments (including both interest and potential appreciation) that adequately compensates us for credit risk;

●	allocating the Fund’s portfolio among various issuers, sectors and sub-sectors, size permitting, with an adequate number of companies, across different sectors and sub-sectors, with different types of collateral; and

●	negotiating or seeking debt and other securities with covenants or features that protect us while affording portfolio companies flexibility in managing their businesses consistent with preservation of capital, which may include affirmative and negative covenants, default penalties, lien protection, change of control provisions and board rights.

The Fund may also enter into interest rate hedging transactions. Such transactions will enable us to selectively modify interest rate exposure as market conditions dictate.

Affirmative Covenants

Affirmative covenants require borrowers to take actions that are meant to ensure the solvency of the company, facilitate the lender’s monitoring of the borrower and ensure payment of interest and loan principal due to lenders. Examples of affirmative covenants include covenants requiring the borrower to maintain adequate insurance, accounting and tax records, and to produce frequent financial reports for the benefit of the lender.

Negative Covenants

Negative covenants impose restrictions on the borrower and are meant to protect lenders from actions that the borrower may take that could harm the credit quality of the lender’s investments. Examples of negative covenants include restrictions on the payment of dividends and restrictions on the issuance of additional debt without the lender’s approval. In addition, certain covenants restrict a borrower’s activities by requiring it to meet certain earnings interest coverage ratio and leverage ratio requirements. These covenants are also referred to as financial or maintenance covenants.

Investment Process

The investment professionals supporting the Adviser have spent their careers developing the experience necessary to invest in private companies. The Fund’s current transaction process is highlighted below.

The Fund’s Transaction Process

Screening

The relationships of the Adviser and its affiliates provide us with access to a robust and established pipeline of investment opportunities from a variety of different investment channels, including private equity sponsors, non-sponsored corporates, financial advisors, banks, brokers and family offices. In addition, personnel of the Adviser have long-standing personal contacts who provide us with additional opportunities for directly originated investments. Similarly, substantial in-house technical expertise and recognized brand name in the industry of the Adviser and its affiliates provide a competitive advantage in sourcing, analyzing and executing investment opportunities, as the Adviser is typically able to make independent evaluations of investment opportunities without significant reliance on third-party consultants. Once a potential investment has been identified, the Adviser screens the opportunity and makes a preliminary determination concerning whether to proceed with a more comprehensive deal-level due diligence review.

Due diligence

Before purchasing an investment, personnel of the Adviser will conduct a thorough due diligence review of the opportunity to ensure that it fits the Fund’s investment strategy and restrictions. The due diligence process may include, among other procedures: (i) an analysis to determine the presence of a catalyst for a corporate event such as a looming debt maturity, default or merger and the likelihood that an event will occur and the impact such event will have on the value of a company’s securities; (ii) fundamental analysis to capitalize on market price inefficiencies by investing in securities for which the market price of such investments reflects a higher or lower value than deemed warranted; (iii) operational analysis to identify the key risks and opportunities of the target’s business, including a detailed review of historical and projected financial results; (iv) a review of information furnished by the target company and external sources, including rating agencies, if applicable; (v) a review of industry dynamics, the competitive landscape and global macroeconomic conditions affecting the target company; (vi) a detailed analysis of regulatory, tax and legal matters, including applicable local laws and creditors’ rights; (vii) on site-visits, as necessary; (viii) in certain circumstances, background checks to further evaluate management and other key personnel; (ix) a review by legal and accounting professionals and environmental and other industry consultants, if necessary; (x) financial sponsor due diligence; and (xi) a review of management’s experience and track record.

Structure iterations and feedback

If a potential directly originated investment passes the initial review process, the investment team then negotiates preliminary terms with the potential portfolio company. The Fund will seek to maintain flexibility in structuring the form of investments and utilize this flexibility to provide tailor-made financing solutions. The Adviser works to structure investments not only in an effort to maximize returns, create downside protection and create tax efficiencies, but also to ensure compliance with the varying regulatory guidelines governing us as a closed-end fund and a RIC.

Recommendation and approval process

Generally, at an appropriate stage of the due diligence process, the deal team will prepare a draft investment recommendation for direct originations, which provides the analysis for the specific investment opportunity and appropriately fosters a process for reviewing the merits of the investment. A final investment recommendation for such investments is submitted to the Adviser’s investment committee for review and approval. Each direct origination must be pre-approved by the Adviser’s investment committee.

The Adviser’s investment committee has the authority to and has delegated its investment authority to certain investment professionals of the Adviser with respect to publicly traded / syndicated investments, provided that the investment types, risk and profiles are within the parameters set by the Adviser’s investment committee. The Adviser’s investment committee maintains its investment authority for and pre-approves all illiquid investments. On a regular basis, and no less than quarterly, the investment committee reviews individual investment decisions that have been made, the investment portfolio generally, and the investment parameters.

Execution

Once the Adviser’s investment committee has determined that the portfolio company is suitable for investment, the Adviser works with the management team of the prospective company to finalize the structure and terms of the investment. The Fund believes that structuring transactions appropriately is a key factor to producing strong investment results. Accordingly, the Fund will actively consider transaction structures and seek to process and negotiate terms that provide the best opportunities for superior risk-adjusted returns.

Post-investment monitoring

Portfolio monitoring. The Adviser monitors the Fund’s portfolio with a focus toward anticipating negative credit events or other adverse outcomes that may affect the value of the Fund’s investments. Ongoing due diligence may include closely tracking economic, industry and company trends. To maintain portfolio company performance and help to ensure a successful exit, the Adviser works closely with the lead equity sponsor, loan syndicator, portfolio company management, consultants, advisers and other security holders to discuss financial position, compliance with covenants, financial requirements, catalysts and events driving an investment thesis and execution of the company’s business plan. In addition, depending on the size, nature and performance of the transaction, the Fund may occupy a seat or serve as an observer on a portfolio company’s board of directors or similar governing body or seek active participation in the form of representation on creditors’ committees, equity holders’ committees or other groups. The Fund believes that close contact with management, efficient flow of information and ongoing analysis form the basis of the monitoring process.

Typically, the Adviser receives financial and other reports that may detail information such as operating performance, sales volumes, margins, cash flows, financial position and other key operating metrics on a quarterly basis from the Fund’s portfolio companies. The Adviser uses this data, combined with due diligence gained through contact with the company’s management, customers, suppliers, competitors, market research, expert networks and other methods, to conduct an ongoing, rigorous assessment of the company’s operating performance and prospects.

Valuation Process. The Fund’s Board is responsible for overseeing the valuation of the Fund’s portfolio investments at fair value as determined in good faith pursuant to the Adviser’s valuation policy. As permitted by Rule 2a-5 of the 1940 Act, the Fund’s Board has designated the Adviser as the Fund’s valuation designee with day-to-day responsibility for implementing the portfolio valuation process set forth in the Adviser’s valuation policy.

Temporary Investments

Pending investment in other types of assets as described above, the Fund’s investments may consist of cash, cash equivalents, including money market funds, U.S. government securities or high-quality debt securities maturing in one year or less from the time of investment, which the Fund refers to, collectively, as temporary investments. Typically, the Fund will invest in U.S. Treasury bills or in repurchase agreements, provided that such agreements are fully collateralized by cash or securities issued by the U.S. government or its agencies. A repurchase agreement involves the purchase by an investor, such as us, of a specified security and the simultaneous agreement by the seller to repurchase it at an agreed-upon future date and at a price that is greater than the purchase price by an amount that reflects an agreed-upon interest rate. There is no percentage restriction on the proportion of the Fund’s assets that may be invested in such repurchase agreements. However, if more than 25% of the Fund’s total assets constitute repurchase agreements from a single counterparty, the Fund may not meet the Diversification Tests (as defined below) in order to maintain the Fund’s qualification as a RIC for U.S. federal income tax purposes as described under the heading “U.S. Federal Income Tax Considerations—Taxation of the Fund.” Thus, the Fund does not intend to enter into repurchase agreements with a single counterparty in excess of this limit. The Adviser will monitor the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

Investment Restrictions

The Fund may:

1.     Borrow money, make loans or issue senior securities to the fullest extent permitted by applicable law, including the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

2.     Invest no more than 25% of its total assets in a particular industry or group of industries. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not considered to represent an industry.

3.     Underwrite securities to the fullest extent permitted applicable law, including the Securities Act and the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statutes, rules, regulations or orders may be amended from time to time.

4.     Not purchase or sell real estate, except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities and/or other instruments of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities and/or other instruments that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities and/or other instruments, and (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and/or other instruments.

5.     Purchase or sell commodities, commodities contracts, futures contracts and related options, options or forward contracts to the fullest extent permitted by applicable law, including the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

The fundamental investment limitations set forth above restrict the ability of the Fund to engage in certain practices and purchase securities and other instruments other than as permitted by, or consistent with, applicable law, including the 1940 Act. Relevant limitations of the 1940 Act as they presently exist are described below. These limitations are based either on the 1940 Act itself, the rules or regulations thereunder or applicable orders of the SEC. In addition, interpretations and guidance provided by the SEC staff may be taken into account to determine if a certain practice or the purchase of securities or other instruments is permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC. As a result, the foregoing fundamental investment policies may be interpreted differently over time as the statute, rules, regulations or orders (or, if applicable, interpretations) that relate to the meaning and effect of these policies change, and no vote of shareholders will be required or sought.

Fundamental Investment Restriction (1)

Under the 1940 Act, the Fund may only borrow up to one-third of the value of its total assets less liabilities (other than liabilities representing senior securities). For more information on leverage and the risks relating thereto, see “Risk Factors—Leverage Risks.”

The 1940 Act also restricts the ability of any closed-end fund to lend. Under the 1940 Act, the Fund may only make loans if expressly permitted to do so by its investment policies, and the Fund may not make loans to persons who control or are under common control with the Fund. Thus, the 1940 Act effectively prohibits the Fund from making loans to certain persons when conflicts of interest or undue influence are most likely present. However, the Fund may make other loans which, if made, would expose shareholders to additional risks, such as the failure of the other party to repay the loan. The Fund retains the flexibility to make loans to the extent permitted by its investment policies, other than loans of securities, which will be limited to 33 1/3% of the total assets of the Fund.

The ability of a closed-end fund to issue senior securities is severely circumscribed by complex regulatory constraints under the 1940 Act that restrict, for instance, the amount, timing, and form of senior securities that may be issued.

The Fund does not presently anticipate issuing any class of senior security that is a share of beneficial interest. Under the 1940 Act, the issuance of any other type of senior security by the Fund is subject to a requirement that provision is made that, (i) if on the last business day of each of 12 consecutive calendar months the asset coverage with respect to the senior security is less than 100%, the holders of such securities voting as a class shall be entitled to elect at least a majority of the Board with such voting right to continue until the asset coverage for such class of senior security is at least 110% on the last business day of each of 3 consecutive calendar months or, (ii) if on the last business day of each of 24 consecutive calendar months the asset coverage for such class of senior security is less than 100%, an event of default shall be deemed to have occurred.

Fundamental Investment Restriction (2)

If the Fund were to invest 25% or more of its total assets in a particular industry or group of industries, investors would be exposed to greater risks because the performance of the Fund (as applicable) would be largely dependent on the performance of that industry or group of industries. The Fund define an industry or group of industries by reference to Standard & Poor’s GICS codes for industry classifications.

Altering Investment Restrictions

The restrictions listed above are fundamental policies of the Fund. Except as described herein, the Fund, as a fundamental policy, may not alter these policies without the approval of the holders of a majority of the outstanding Shares. For purposes of the foregoing, “a majority of the outstanding Shares” means (i) 67% or more of such Shares present at a meeting, if the Shareholders of more than 50% of such Shares are present or represented by proxy, or (ii) more than 50% of such Shares, whichever is less.

Unless otherwise indicated, all limitations applicable to the investments (as stated herein) of the Fund apply only at the time a transaction is entered into. Except as otherwise noted, all percentage limitations set forth above apply immediately after a purchase and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action. With respect to the limitations on the issuance of senior securities and in the case of borrowings, the percentage limitations apply at the time of issuance and on an ongoing basis.

Risk Factors [Table Text Block]

Item 8.3. Risk Factors.

Risks of Investing in the Fund

Closed-End Investment Company; Liquidity Risks. The Fund will be a non-diversified, closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. Closed-end investment companies differ from open-end investment companies (commonly known as mutual funds) in that investors in a closed-end investment company do not have the right to redeem their shares on a daily basis at a price based on the investment company’s net asset value.

Delaware Control Share Statute. Once the common shares of the Fund are listed on the NYSE, the Fund will become automatically subject to the control share statute (the “Control Share Statute”) contained in Subchapter III of the Delaware Statutory Trust Act (the “DSTA”). The Control Share Statute provides that an acquirer of shares above a series of voting power thresholds has no voting rights under the DSTA or the governing documents of the Fund with respect to shares acquired in excess of that threshold (i.e., the “control shares”) unless the restoration of voting rights is approved by shareholders.

The Control Share Statute could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Fund and may reduce market demand for the Fund’s common shares, which could have the effect of increasing the likelihood that the Fund’s common shares trade at a discount to net asset value and increasing the amount of any such discount.

Restriction on Sales of Shares Below Net Asset Value. The provisions of the 1940 Act generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end investment company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering), unless such sale is made with the consent of a majority of its common shareholders. The Fund may, from time to time, seek the consent of common shareholders to permit the issuance and sale by the Fund of common shares at a price below the then-current net asset value, subject to certain conditions. If such consent is obtained, the Fund may, contemporaneous with and in no event more than one year following the receipt of such consent, sell common shares at price below net asset value in accordance with any conditions adopted in connection with the giving of such consent. Information regarding any consent of common shareholders obtained by the Fund and the applicable conditions imposed on the issuance and sale by the Fund of common shares at a price below net asset value will be disclosed in the prospectus relating to any such offering of common shares at a price below net asset value. Until such consent of common shareholders, if any, is obtained, the Fund may not sell common shares at a price below net asset value. Following the listing of the Fund’s common shares on the NYSE, this restriction may make it more difficult for the Fund to raise additional assets in the future if the common shares trade at a discount to net asset value. Because the Fund’s advisory fee is based upon average daily gross assets, the Adviser’s interest in recommending the issuance and sale of common shares at a price below net asset value may conflict with the interests of the Fund and its common shareholders.

Future transactions may limit the ability of the Fund to use capital loss carryforwards. The Predecessor Fund has capital loss carryforwards for U.S. federal income tax purposes. By reason of the Reorganization, the Fund will succeed to and take into account the capital loss carryforwards of the Predecessor Fund. Subject to certain limitations, capital loss carryforwards may be used to offset future recognized capital gains. Section 382 of the Internal Revenue Code (the “Code”) imposes an annual limitation on the ability of a corporation, including a RIC, that undergoes an “ownership change” to use its capital loss carryforwards. Generally, an ownership change occurs if certain five percent shareholders and public groups increase their ownership in us by, collectively, 50 percentage points or more during a three-year period. The listing may make it more likely that future transactions involving the common shares of the Fund, including transfers by existing shareholders, could result in such an ownership change. Accordingly, there can be no assurance that an ownership change limiting the ability of the Fund to use capital loss carryforwards (and built-in, unrecognized losses, if any) will not occur in the future. Such a limitation would, for any given year, have the effect of potentially increasing the amount of the Fund’s U.S. federal net capital gains for such year and, hence, the amount of capital gains dividends the Fund would need to distribute to remain a RIC and to avoid U.S. income and excise tax liability.

There Can be No Assurance that the Listing will be Completed. Immediately after the closing of the Reorganization, common shares of the Fund will remain illiquid assets for which there will not be a secondary market. However, the Fund intends to seek to list its common shares on the NYSE. The listing of the Fund’s common shares is subject to the approval of the NYSE and satisfaction of the NYSE’s listing standards. The listing of the Fund’s common shares is also subject to final Board approval and market conditions. The Fund intends to apply for listing on the NYSE as soon as practicable following the closing of the Reorganization. There can be no assurance the Fund will successfully complete any such listing.

Discount to Net Asset Value Risk. If the Fund completes a listing of its common shares, shares of closed-end funds frequently trade at a price lower than their net asset value. This is commonly referred to as “trading at a discount.” This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that a fund’s net asset value may decrease. Because the shares of the Predecessor Fund have been illiquid, this risk may be more pronounced during the period shortly after the Listing Date, during which the Fund’s shares may experience greater volatility and may trade at significant discounts to net asset value, due to factors such as the absence of a prior public market, unseasoned trading, the limited number of shares available for trading and limited information about the Fund.

The Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. Whether investors will realize a gain or loss upon the sale of the Fund’s common shares will depend upon whether the market value of the shares at the time of sale is above or below the price the investor paid, taking into account transaction costs, for the common shares and is not directly dependent upon the Fund’s net asset value. Because the market value of the Fund’s common shares will be determined by factors such as the relative demand for and supply of the common shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its common shares will trade at, below or above NAV, or below or above the initial listing price for the common shares. As a result, even if the Fund does complete a listing, shareholders may not receive a return of all of their invested capital upon a sale of their shares on the exchange.

Fractional shares of the Fund received in the Reorganization will be sold in the open market by the Fund’s transfer agent when a shareholder’s shares are transferred from the books of the Fund to a broker or other financial intermediary. The cash received by a shareholder upon such sale by the transfer agent may be reduced if such sales occur at a time that the common shares of the Fund are trading at a discount to NAV.

General Risks of Investing in the Fund

The Fund’s ability to achieve its investment objectives depends on the Adviser’s ability to manage and support its investment process. If the Fund’s Investment Advisory Agreement were to be terminated, or if the Adviser loses any members of its senior management team, the Fund’s ability to achieve its investment objectives could be significantly harmed.

Because the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service of the Adviser, as well as its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

In addition, the Fund’s Investment Advisory Agreement has a termination provision that allows the parties to terminate the agreement without penalty. The Fund’s Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser, upon 60 days’ written notice to the Fund. If the Fund’s Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Fund’s Investment Advisory Agreement may adversely impact the terms of any existing or future financing arrangement, which could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Because the Fund’s business model depends to a significant extent upon relationships with issuers, private equity sponsors, investment banks and commercial banks, the inability of the Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect the Fund’s business.

If the Adviser fails to maintain its existing relationships with issuers, private equity sponsors, investment banks and commercial banks on which it relies to provide the Fund with potential investment opportunities or develop new relationships with other issuers, sponsors or sources of investment opportunities, the Fund may not be able to grow the investment portfolio. In addition, individuals with whom the Adviser has relationships generally are not obligated to provide the Fund with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

The Fund’s ability to enter into transactions with the Fund’s affiliates is restricted.

The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates without the prior approval of a majority of the independent members of the Fund’s board of trustees (the “Board”) and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities will be the Fund’s affiliate for purposes of the 1940 Act and the Fund will generally be prohibited from buying or selling any securities from or to such affiliate, absent the prior approval of the Board. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of the Board and, in some cases, the SEC. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers or trustees or their affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security from or to any portfolio company of a fund managed by the Adviser without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to the Fund. Following the Reorganization, the Fund intends to rely on an exemptive relief order dated April 29, 2025, granted to the Predecessor Fund and certain of its affiliates which permits the Fund, subject to the satisfaction of certain conditions, to co-invest in certain privately negotiated investment transactions with certain of the Fund’s affiliates, or the “FS Order.” Pursuant to the FS Order, the Fund is permitted to co-invest in certain privately negotiated transactions with certain affiliates of the Adviser, including, among others, FS Credit Opportunities Corp. and FS Credit Income Fund.

The Fund operates in a highly competitive market for investment opportunities, which could reduce returns and result in losses.

A number of entities compete with the Fund to make the types of investments that the Fund plans to make and the Fund believes that recent market trends have increased the number of competitors seeking to invest in loans to private, middle market companies in the United States. The Fund competes with public and private funds, commercial and investment banks, commercial financing companies and, to the extent they provide an alternative form of financing, private equity and hedge funds. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund does. For example, the Fund believes some of the Fund’s competitors have access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors could have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than the Fund. Furthermore, many of the Fund’s competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund as a closed-end fund, or the source of income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC. The competitive pressures the Fund faces could have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows. As a result of this competition, the Fund’s can provide no assurance that it will be able to take advantage of attractive investment opportunities that arise from time to time, and the Fund can provide no assurance that they will be able to identify and make investments that are consistent with its investment objectives.

The amount of capital in the private debt markets and overall competition for loans could result in short-term returns for the Fund that is lower than its long-term targets. If there is a decrease in the number of new investment opportunities in U.S. middle market companies, and if such conditions continue for an extended amount of time, they could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Identifying, structuring and consummating investments involves competition among capital providers and market and transaction uncertainty. The Adviser can provide no assurance that it will be able to identify a sufficient number of suitable investment opportunities or to avoid prepayment of existing investments to satisfy the Fund’s investment objectives, including as necessary to effectively structure credit facilities or other forms of leverage. The loan origination market is very competitive, which can result in loan terms that are more favorable to borrowers, and conversely less favorable to lenders, such as lower interest rates and fees, weaker borrower financial and other covenants, borrower rights to cure defaults, and other terms more favorable to borrowers than current or historical norms. Increased competition could cause the Fund to make more loans that are “cov-lite” in nature and, in a distressed scenario, there can be no assurance that these loans will retain the same value as loans with a full package of covenants. As a result of these conditions, the market for leveraged loans could become less advantageous than expected for the Fund, and this could increase default rates, decrease recovery rates or otherwise harm the Fund’s returns. The risk of prepayment is also higher in the current competitive environment if borrowers are offered more favorable terms by other lenders. The financial markets have experienced substantial fluctuations in prices and liquidity for leveraged loans. Any further disruption in the credit and other financial markets could have substantial negative effects on general economic conditions, the availability of required capital for companies and the operating performance of such companies. These conditions also could result in increased default rates and credit downgrades, and affect the liquidity and pricing of the investments made by the Fund. Conversely, periods of economic stability and increased competition among capital providers could increase the difficulty of locating investments that are desirable for the Fund.

With respect to the investments the Fund makes, the Fund does not seek to compete based primarily on the interest rates the Fund offers, and the Fund believes that some of the Fund’s competitors could make loans with interest rates that will be lower than the rates the Fund offers. In the secondary market for acquiring existing loans, the Fund competes generally on the basis of pricing terms. With respect to all investments, the Fund could lose some investment opportunities if the Fund does not match competitors’ pricing, terms and structure. However, if we match the Fund’s competitors’ pricing, terms and structure, the Fund could experience decreased net interest income, lower yields and increased risk of credit loss. The Fund could also compete for investment opportunities with accounts managed or sponsored by the Adviser or its affiliates. Although he Adviser allocates opportunities in accordance with its allocation policy, allocations to such other accounts will reduce the amount and frequency of opportunities available to the Fund and thus not necessarily be in the best interests of the Fund and its securityholders. Moreover, the performance of investments will not be known at the time of allocation.

The Board may change its investment policy by providing shareholders with 60 days’ prior notice, or may modify or waive its current operating policies and strategy without prior notice or shareholder approval, the effects of which may be adverse.

The Fund’s current investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation by investing primarily in private and public credit in a broad set of industries, sectors and sub-sectors. The Fund’s current investment policy is to invest primarily in a portfolio of secured and unsecured floating and fixed rate loans, bonds and other types of credit instruments, which, under normal circumstances, will represent at least 80% of the Fund’s total assets.

This investment policy may be changed by the Board provides shareholders with at least 60 days’ prior notice. In addition, the Board has the authority to modify or waive the current operating policies, investment criteria and strategy without prior notice and without shareholder approval. The Fund cannot predict the effect any changes to the Fund’s investment policies, current operating policies, investment criteria and strategy would have on the Fund’s business, net asset value, operating results and the value of the Fund’s common shares. However, the effects might be adverse, which could negatively impact the Fund’s ability to pay distributions to shareholders and cause shareholders to lose all or part of their investment. Finally, if the Fund is not successful in listing its common shares, Fund shareholders will be limited in their ability to sell their common shares in response to any changes in the Fund’s investment policy, operating policies, investment criteria or strategy.

The Fund is uncertain of sources for funding of future capital needs and if the Fund cannot obtain debt or equity financing on acceptable terms, or at all, the Fund’s ability to acquire investments and to expand operations will be adversely affected.

Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and the Fund may require debt or equity financing to operate. The Fund may also need to access the capital markets to refinance existing debt obligations to the extent maturing obligations are not repaid with cash flows from operations. In order to maintain RIC tax treatment, the Fund must make distributions to its shareholders each tax year on a timely basis generally of an amount at least equal to 90% of the Fund’s investment company taxable income, determined without regard to any deduction for distributions paid, and the amounts of such distributions will therefore not be available to fund investment originations or to repay maturing debt. In addition, with certain limited exceptions, the Fund is only allowed to borrow amounts or issue debt securities or preferred shares, which we refer to collectively as “senior securities,” such that the Fund’s asset coverage, as calculated pursuant to the 1940 Act, equals at least 200% immediately after such borrowing, which, in certain circumstances, may restrict the Fund’s ability to borrow or issue debt securities or preferred shares. In the event that the Fund develops a need for additional capital in the future for investments or for any other reason, and the Fund cannot obtain debt or equity financing on acceptable terms, or at all, the Fund’s ability to acquire investments and to expand its operations will be adversely affected. As a result, the Fund would be less able to allocate the portfolio among various issuers and industries and achieve the Fund’s investment objectives, which may negatively impact the Fund’s results of operations and reduce the Fund’s ability to make distributions to its shareholders.

If the Fund, its affiliates and third-party service providers are unable to maintain the availability of electronic data systems and safeguard the security of data, the Fund’s ability to conduct business may be compromised, which could impair the Fund’s liquidity, disrupt the Fund’s business, damage the Fund’s reputation or otherwise adversely affect the Fund’s business.

Cybersecurity refers to the combination of technologies, processes, and procedures established to protect information technology systems and data from unauthorized access, attack, or damage. The Fund, its affiliates and third-party service providers are subject to cybersecurity risks. The Fund’s business operations rely upon secure information technology systems for data processing, storage and reporting. The Fund depends on the effectiveness of the information and cybersecurity policies, procedures and capabilities maintained by the Fund’s affiliates and third-party service providers to protect its computer and telecommunications systems and the data that reside on or are transmitted through them. Cybersecurity risks have significantly increased in recent years and, while the Fund has not experienced any material losses relating to cyber attacks or other information security breaches, the Fund could suffer such losses in the future. The Fund, its affiliates and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact, as well as cyber-attacks that do not have a security impact but may nonetheless cause harm, such as causing denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) on websites, servers or other online systems. If one or more of such events occur, it potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of the Fund’s affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations.

Substantial costs may be incurred in order to prevent any cyber incidents in the future. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. There is no assurance that any efforts to mitigate cybersecurity risks undertaken by the Fund, its affiliates, or third-party service providers will be effective. If the Fund fails to comply with the relevant laws and regulations, the Fund could suffer financial losses, a disruption of the Fund’s business, liability to investors, regulatory intervention or reputational damage.

Changes in laws or regulations governing the Fund’s operations or the operations of the Fund’s business partners may adversely affect the Fund’s business or cause the Fund to alter its business strategy.

The Fund, its portfolio companies and other counterparties are subject to regulation at the local, state and federal level. New legislation may be enacted, amended or repealed or new interpretations, rulings or regulations could be adopted, including those governing the types of investments the Fund is permitted to make, any of which could harm the Fund and its shareholders, potentially with retroactive effect. For example, certain provisions of the Dodd-Frank Act, which influences many aspects of the financial services industry, have been amended or repealed and the Code has been substantially amended and reformed. Uncertainty regarding the new presidential administration’s agenda with respect to legislation and regulations affecting the financial services industry or taxation could also adversely impact the Fund’s business or the business of the Fund’s portfolio companies. New or repealed legislation, interpretations, rulings or regulations could require changes to certain business practices of the Fund or its portfolio companies, negatively impact the operations, cash flows or financial condition of the Fund or its portfolio companies, impose additional costs on the Fund or its portfolio companies or otherwise adversely affect the Fund’s business or the business of the Fund’s portfolio companies.

Additionally, any changes to or repeal of the laws and regulations governing the Fund’s operations relating to permitted investments may cause the Fund to alter its investment strategy to avail the Fund of new or different opportunities. Such changes could result in material differences to the Fund’s strategies and plans and may result in the Fund’s investment focus shifting from the areas of expertise of the Adviser to other types of investments in which the Adviser may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s financial condition and results of operations and the value of a shareholder’s investment.

As a SEC-reporting company, the Fund is subject to regulations not applicable to private companies, such as provisions of the Sarbanes-Oxley Act. Efforts to comply with such regulations involve significant expenditures, and non-compliance with such regulations may adversely affect the Fund.

As a SEC-reporting company, the Fund is subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. Management is required to report on the Fund’s internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. The Fund is required to review on an annual basis its internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting.

Developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact the Fund’s financial performance and the Fund’s ability to make distributions. This process also may result in a diversion of the Fund’s management’s time and attention. The Fund cannot be certain of when the Fund’s evaluation, testing and remediation actions will be completed or the impact of the same on the Fund’s operations. In addition, the Fund may be unable to ensure that the process is effective or that the Fund’s internal controls over financial reporting are or will be effective in a timely manner. In the event that the Fund is unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, the Fund may be adversely affected.

Regulations governing the Fund’s operation as a RIC will affect the Fund’s ability to raise, and the way in which the Fund raises, additional capital or borrow for investment purposes, which may have a negative effect on the Fund’s growth.

As a result of the Fund’s need to satisfy the Annual Distribution Requirement (as defined below) in order to maintain RIC tax treatment under Subchapter M of the Code, the Fund may need to periodically access the capital markets to raise cash to fund new investments. The Fund may issue “senior securities,” as defined in the 1940 Act, including issuing preferred shares, borrowing money from banks or other financial institutions or issuing debt securities only in amounts such that the Fund’s asset coverage, as defined in the 1940 Act, equals at least 200% after such incurrence or issuance. The Fund’s ability to issue certain other types of securities is also limited. Under the 1940 Act, the Fund is also generally prohibited from issuing or selling its shares at a price per share, after deducting underwriting commissions, that is below its net asset value per share, without first obtaining approval for such issuance from the Fund’s shareholders and independent trustees. Compliance with these limitations on the Fund’s ability to raise capital may unfavorably limit its investment opportunities. These limitations may also reduce the Fund’s ability in comparison to other companies to profit from favorable spreads between the rates at which the Fund can borrow and the rates at which it can lend.

In addition, because the Fund incurs indebtedness for investment purposes, if the value of the Fund’s assets declines, the Fund may be unable to satisfy the asset coverage test under the 1940 Act, which would prohibit the Fund from paying distributions and, as a result, could cause the Fund to be subject to corporate-level tax on its income and capital gains, regardless of the amount of distributions paid. If the Fund cannot satisfy the asset coverage test, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s debt financing, repay a portion of its indebtedness at a time when such sales may be disadvantageous.

The Fund may invest in derivatives or other assets that expose us to certain risks, including market risk, liquidity risk and other risks similar to those associated with the use of leverage.

The Fund may use derivative instruments including, in particular, swaps and other similar transactions, in seeking to achieve its investment objectives or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, these derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage. The use of derivatives may subject the Fund to various risks, including counterparty risk, currency risk, leverage risk, liquidity risk, correlation risk, index risk and regulatory risk.

Furthermore, the Fund’s ability to successfully use derivatives depends on the Adviser’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. Additionally, segregated liquid assets, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to us for investment purposes.

Rule 18f-4 under the 1940 Act, or the Derivatives Rule, provides a comprehensive framework for the use of derivatives by closed-end funds. The Derivatives Rule permits closed-end funds, subject to various conditions described below, to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act.

Closed-end funds that don’t qualify as “limited derivatives users” as defined below, are required by the Derivatives Rule to, among other things, (i) adopt and implement a derivatives risk management program, or DRMP, and new testing requirements; (ii) comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk, or VaR; and (iii) comply with new requirements related to board and SEC reporting. The DRMP must be administered by a “derivatives risk manager,” who is appointed by the board and periodically reviews the DRMP and reports to the board.

The Derivatives Rule provides an exception from the DRMP, VaR limit and certain other requirements for a closed-end fund that limits its “derivatives exposure” to no more than 10% of its net assets (as calculated in accordance with the Derivatives Rule), or a limited derivatives user, provided that the closed-end fund establishes appropriate policies and procedures reasonably designed to manage derivatives risks, including the risk of exceeding the 10% “derivatives exposure” threshold.

The requirements of the Derivatives Rule may limit the Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the Fund’s performance. The rule also may not be effective to limit the Fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the Fund’s derivatives or other investments. There may be additional regulation of the use of derivatives transactions by closed-end funds, which could significantly affect the Fund’s use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

The Fund may experience fluctuations in its quarterly results.

The Fund could experience fluctuations in its quarterly operating results due to a number of factors, including the Fund’s ability or inability to make investments in companies that meet its investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in the Fund’s markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

The Fund and its portfolio companies may maintain cash balances at financial institutions that exceed federally insured limits and may otherwise be materially affected by adverse developments affecting the financial services industry, such as actual events or concerns involving liquidity, defaults or non-performance by financial institutions or transactional counterparties.

The Fund’s cash is held in accounts at U.S. banking institutions. Cash held by the Fund and its portfolio companies in non-interest-bearing and interest-bearing operating accounts may exceed the Federal Deposit Insurance Corporation insurance limits. If such banking institutions were to fail, the Fund or its portfolio companies could lose all or a portion of those amounts held in excess of such insurance limitations. In addition, actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions, transactional counterparties or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems, which could adversely affect the Fund’s and the Fund’s portfolio companies’ business, financial condition, results of operations, or prospects.

Although the Fund assesses its portfolio companies’ banking relationships as necessary or appropriate, the Fund’s and its portfolio companies’ access to funding sources and other credit arrangements in amounts adequate to finance or capitalize the Fund’s and its portfolio companies’ respective current and projected future business operations could be significantly impaired by factors that affect the Fund or its portfolio companies, the financial institutions with which the Fund or its portfolio companies have arrangements directly, or the financial services industry or economy in general. These factors could include, among others, events such as liquidity constraints or failures, the ability to perform obligations under various types of financial, credit or liquidity agreements or arrangements, disruptions or instability in the financial services industry or financial markets, or concerns or negative expectations about the prospects for companies in the financial services industry. These factors could involve financial institutions or financial services industry companies with which the Fund and its portfolio companies have financial or business relationships but could also include factors involving financial markets or the financial services industry generally.

In addition, investor concerns regarding the U.S. or international financial systems could result in less favorable commercial financing terms, including higher interest rates or costs and tighter financial and operating covenants, or systemic limitations on access to credit and liquidity sources, thereby making it more difficult for the Fund or its portfolio companies to acquire financing on acceptable terms or at all.

The Fund is subject to risks associated with artificial intelligence and machine learning technology.

Artificial intelligence, including machine learning and similar tools and technologies that collect, aggregate, analyze or generate data or other materials, or collectively, AI, and its current and potential future applications including in the private investment and financial industries, as well as the legal and regulatory frameworks within which AI operates, continue to rapidly evolve.

Recent technological advances in AI pose risks to the Fund, the Adviser, and the Fund’s portfolio investments. The Fund and its portfolio investments could also be exposed to the risks of AI if third-party service providers or any counterparties, whether or not known to the Fund, also use AI in their business activities. The Fund and its portfolio companies may not be in a position to control the use of AI technology in third-party products or services.

Use of AI could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming accessible by other third-party AI applications and users. While the Adviser does not currently use AI to make investment recommendations, the use of AI could also exacerbate or create new and unpredictable risks to the Fund’s business, the Adviser’s business, and the business of the Fund’s portfolio companies, including by potentially significantly disrupting the markets in which the Fund and its portfolio companies operate or subjecting the Fund, its portfolio companies and the Adviser to increased competition and regulation, which could materially and adversely affect the business, financial condition or results of operations of the Fund, its portfolio companies and the Adviser. In addition, the use of AI by bad actors could heighten the sophistication and effectiveness of cyber and security attacks experienced by the Fund’s portfolio companies and the Adviser.

Independent of its context of use, AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that AI technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error—potentially materially so—and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI technology. To the extent that the Fund or its portfolio investments are exposed to the risks of AI use, any such inaccuracies or errors could have adverse impacts on the Fund or its investments.

AI technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.

The Fund and the Adviser could be the target of litigation.

The Fund and the Adviser could become the target of securities class action litigation or other similar claims if the Fund’s common share price fluctuates significantly or for other reasons. The proceedings could continue without resolution for long periods of time and the outcome of any such proceedings could materially adversely affect the Fund’s business, financial condition, and/or operating results. Any litigation or other similar claims could consume substantial amounts of management’s time and attention, and that time and attention and the devotion of associated resources could, at times, be disproportionate to the amounts at stake. Litigation and other claims are subject to inherent uncertainties, and a material adverse impact on the Fund’s financial statements could occur for the period in which the effect of an unfavorable final outcome in litigation or other similar claims becomes probable and reasonably estimable. In addition, the Fund could incur expenses associated with defending itself against litigation and other similar claims, and these expenses could be material to the Fund’s earnings in future periods.

The Fund’s business and operations could be negatively affected if the Fund becomes subject to shareholder activism, which could cause the Fund to incur significant expense, hinder the execution of the Fund’s investment strategy or impact the Fund’s share price.

Shareholder activism, which could take many forms, including making public demands that the Fund consider certain strategic alternatives, engaging in public campaigns to attempt to influence the Fund’s corporate governance and/or management, and commencing proxy contests to attempt to elect the activists’ representatives or others to the Board, or arise in a variety of situations, has been increasing in the closed-end fund spaces recently. While the Fund is currently not subject to any shareholder activism, because of a variety of reasons, the Fund may in the future become the target of shareholder activism. Shareholder activism could result in substantial costs and divert management’s and the Board’s attention and resources from the Fund’s business. Additionally, such shareholder activism could give rise to perceived uncertainties as to the Fund’s future and adversely affect the Fund’s relationships with service providers and the Fund’s portfolio companies. Also, the Fund may be required to incur significant legal and other expenses related to any activist shareholder matters.

Risks Related to the Adviser and its Affiliates

There may be conflicts of interest related to obligations the Adviser’s senior management and investment teams have to the Fund‘s affiliates and to other clients.

The members of the senior management and investment teams of the Adviser serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund does, or of investment vehicles managed by the same personnel. For example, the officers, managers and other personnel of the Adviser serve and may serve in the future in similar capacities for the investment advisers to the other funds managed or advised by Future Standard (formerly FS Investments), and may serve in similar or other capacities for the investment advisers to future investment vehicles affiliated with Future Standard. In serving in these multiple and other capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the Fund’s best interests or in the best interest of the Fund’s shareholders. The Fund’s investment objectives may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. For example, the Fund relies on the Adviser to manage its day-to-day activities and to implement its investment strategy. The Adviser and certain of its affiliates are presently, and plan in the future to continue to be, involved with activities which are unrelated to the Fund. As a result of these activities, the Adviser, its employees and certain of its affiliates will have conflicts of interest in allocating their time between the Fund and other activities in which they are or may become involved, including the management of other entities affiliated with Future Standard. The Adviser and its employees will devote only as much of its or their time to the Fund’s business as the Adviser and its employees, in their judgment, determine is reasonably required, which may be substantially less than their full time. The officers of the Adviser and its affiliates devote as much time to the Fund as the Adviser deems appropriate; however, these officers may have conflicts in allocating their time and services among the Fund and the Adviser and its affiliates’ accounts. During times where there are turbulent conditions or distress in the credit markets or other times when the Fund will need focused support and assistance from the Adviser and affiliates’ employees, other entities that the Adviser advises or manages will likewise require greater focus and attention, placing the Adviser and the Fund’s resources in high demand. In such situations, the Fund may not receive the necessary support and assistance the Fund requires or would otherwise receive if the Adviser or its affiliates did not act as a manager for other entities.

The Fund, directly or through the Adviser, may obtain confidential information about the companies or securities in which the Fund has invested or may invest. If the Fund possesses confidential information about such companies or securities, there may be restrictions on the Adviser’s ability to dispose of, increase the amount of, or otherwise take action with respect to the securities of such companies. The Adviser and the Fund’s management of other accounts could create a conflict of interest to the extent the Adviser or FS is aware of material non-public information concerning potential investment decisions. For example, an affiliate of FS’s membership in a loan syndicate or on a loan borrower’s creditors’ committee could potentially prevent the Adviser from entering into a transaction involving a CLO that holds the related loan. The Fund has implemented compliance procedures and practices designed to ensure that investment decisions are not improperly made while in possession of material non-public information. There can be no assurance, however, that these procedures and practices will be effective. In addition, this conflict and these procedures and practices may limit the freedom of the Adviser to make potentially profitable investments, which could have an adverse effect on the Fund’s operations. These limitations imposed by access to confidential information could materially adversely affect the Fund’s business, financial condition and results of operations, and the Fund’s ability to pay dividends to shareholders.

There are risks and conflicts of interests associated with the Base Management Fee the Fund is obligated to pay the Adviser.

The Fund pays the Adviser a base management fee based on gross assets, regardless of the performance of the portfolio. The Adviser’s entitlement to such non-performance-based compensation might reduce its incentive to devote the time and effort of its professionals to seeking profitable opportunities for the Fund’s portfolio, which could result in worse performance for the Fund’s portfolio and could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to shareholders. Furthermore, the participation of the Adviser (including its investment professionals) in the Fund’s valuation process, and the financial interest of the Fund’s interested trustees in the Adviser, creates a conflict of interest as the base management fee payable to the Adviser is based, in part, on the Fund’s gross assets.

The Adviser and its affiliates, including the Fund’s officers and some of the Fund’s trustees, face conflicts of interest caused by compensation arrangements with the Fund and its affiliates, which could result in actions that are not in the best interests of the Fund’s shareholders.

The Adviser and its affiliates receive substantial fees from the Fund in return for their services, and these fees could influence the advice provided to the Fund. The Fund pays to the Adviser an incentive fee that is based on the performance of the Fund’s portfolio and an annual base management fee that is based on the value of the Fund’s gross assets. Because the incentive fee is based on the performance of the portfolio, the Adviser may be incentivized to make investments on the Fund’s behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee is determined may also encourage the Adviser to use leverage to increase the return on the Fund’s investments. In addition, because the base management fee of the Fund is based upon the value of the Fund’s gross assets, which includes any borrowings for investment purposes, the Adviser may be incentivized to recommend the use of leverage or the issuance of additional equity to make additional investments and increase the average value of the Fund’s gross assets. Under certain circumstances, the use of leverage may increase the likelihood of default, which could disfavor holders of the Fund’s common shares. The Fund’s compensation arrangements could therefore result in the Fund making riskier or more speculative investments, or relying more on leverage to make investments, than would otherwise be the case. This could result in higher investment losses, particularly during cyclical economic downturns.

The Fund may be obligated to pay the Adviser incentive compensation even if the Fund incurs a net loss due to a decline in the value of the portfolio.

The Fund’s Investment Advisory Agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the portfolio or if the Fund incurs a net loss for that quarter.

Any incentive fee payable by the Fund that relates to the Fund’s net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the incentive fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund paying an incentive fee on income the Fund never received.

For U.S. federal income tax purposes, the Fund is required to recognize taxable income (such as deferred interest that is accrued as original issue discount) in some circumstances in which the Fund does not receive a corresponding payment in cash and to make distributions with respect to such income to maintain the Fund’s status as a RIC. Under such circumstances, the Fund may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under the Code. This difficulty in making the required distribution may be amplified to the extent that the Fund is required to pay an incentive fee with respect to such accrued income. As a result, the Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital, or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

The time and resources that the Adviser and individuals employed by the Adviser devote to the Fund may be diverted and the Fund may face additional competition due to the fact that individuals employed by the Adviser are not prohibited from raising money for or managing another entity that makes the same types of investments that the Fund targets.

Neither the Adviser, nor persons providing services to the Fund on behalf of the Adviser, are prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Fund targets. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities.

The Fund’s incentive fee may induce the Adviser to make speculative investments.

The incentive fee payable by the Fund to the Adviser may create an incentive for it to enter into investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Fund’s base management fees are payable based upon gross assets, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor holders of the Fund’s common shares. Such a practice could result in the Fund investing in more speculative securities than would otherwise be in the Fund’s best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

The Adviser’s liability is limited under the Fund’s Investment Advisory Agreement, and the Fund is required to indemnify the Adviser against certain liabilities, which may lead it to act in a riskier manner on the Fund’s behalf than it would when acting for its own account.

Pursuant to the Fund’s Investment Advisory Agreement, the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Adviser will not be liable to the Fund for their acts under such investment advisory agreement, absent willful misfeasance, bad faith or gross negligence in the performance of their duties. The Fund has agreed to indemnify, defend and protect the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Adviser with respect to all damages, liabilities, costs and expenses resulting from acts of the Adviser not arising out of willful misfeasance, bad faith or gross negligence in the performance of their duties under the applicable investment advisory agreement. These protections may lead the Adviser to act in a riskier manner when acting on the Fund’s behalf than it would when acting for its own account.

Risks Related to the Fund’s Investments

Inflation may adversely affect the business, results of operations and financial condition of the Fund’s portfolio companies.

Certain of the Fund’s portfolio companies are in industries that may be impacted by inflation. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on the Fund’s loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in the Fund’s portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of the Fund’s investments could result in future realized or unrealized losses and therefore reduce the Fund’s net assets resulting from operations.

The Fund’s investments in prospective portfolio companies may be risky, and the Fund could lose all or part of the Fund’s investment.

The Fund’s investments may be risky and there is no limit on the amount of any such investments in which the Fund may invest.

Senior Secured Loans, Second Lien Secured Loans and Senior Secured Bonds. There is a risk that any collateral pledged by portfolio companies in which the Fund has taken a security interest may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent the Fund’s debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s security interest may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the debt. Secured debt that is under-collateralized involves a greater risk of loss. In addition, second lien secured debt is granted a second priority security interest in collateral, which means that any realization of collateral will generally be applied to pay senior secured debt in full before second lien secured debt is paid. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the debt’s terms, or at all, or that the Fund will be able to collect on the debt should the Fund be forced to enforce the Fund’s remedies.

Unsecured Debt. The Fund’s unsecured debt investments will generally rank junior in priority of payment to senior debt and will generally be unsecured. This may result in a heightened level of risk and volatility or a loss of principal, which could lead to the loss of the entire investment. These investments may involve additional risks that could adversely affect the Fund’s investment returns. To the extent interest payments associated with such debt are deferred, such debt may be subject to greater fluctuations in valuations, and such debt could subject the Fund and the Fund’s shareholders to non-cash income. Because the Fund will not receive any principal repayments prior to the maturity of some of the Fund’s unsecured debt investments, such investments will be of greater risk than amortizing loans.

Equity and Equity-Related Securities. The Fund may make select equity investments in income-oriented preferred or common equity interests. In addition, when the Fund invests in senior secured loans and notes or unsecured debt, the Fund may acquire warrants to purchase equity securities. In connection with certain of the Fund’s debt investments or any restructurings of these debt investments, the Fund may on occasion receive equity interests, including warrants or options, as additional consideration or otherwise in connection with a restructuring. The equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from the Fund’s equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences.

Convertible Securities. The Fund may invest in convertible securities, such as bonds, debentures, notes, preferred stocks or other securities that may be converted into, or exchanged for, a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by us is called for redemption, it will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objectives.

Non-U.S. Securities. The Fund may invest in non-U.S. securities, which may include securities denominated in U.S. dollars or in non-U.S. currencies and securities of companies in emerging markets, to the extent permitted by the 1940 Act. Because evidences of ownership of such securities usually are held outside the United States, the Fund would be subject to additional risks if the Fund invested in non-U.S. securities, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the non-U.S. securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Because non-U.S. securities may be purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected unfavorably by changes in currency rates and exchange control regulations. In addition, investing in securities of companies in emerging markets involves many risks, including potential inflationary economic environments, regulation by foreign governments, different accounting standards, political uncertainties and economic, social, political, financial, tax and security conditions in the applicable emerging market, any of which could negatively affect the value of companies in emerging markets or investments in their securities.

Structured Products. The Fund may invest in structured products, which may include collateralized debt obligations, collateralized bond obligations, collateralized loan obligations, structured notes and credit-linked notes. When investing in structured products, the Fund may invest in any level of the subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). Structured products may be highly levered and therefore, the junior debt and equity tranches that the Fund may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, the Fund will generally have the right to receive payments only from the issuer or counterparty, and will generally not have direct rights against the underlying borrowers or entities. Furthermore, the investments the Fund makes in structured products are at times thinly traded or have only a limited trading market. As a result, investments in such structured products may be characterized as illiquid securities.

Derivatives. The Fund may invest from time to time in derivatives, including total return swaps, interest rate swaps, credit default swaps and foreign currency forward contracts. Derivative investments have risks, including: the imperfect correlation between the value of such instruments and the Fund’s underlying assets, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and the Fund’s claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Investments in Asset-Based Opportunities. The Fund may invest in asset-based opportunities directly or through joint ventures, investment platforms, private investment funds or other business entities that provide one or more of the following services: origination or sourcing of potential investment opportunities, due diligence and negotiation of potential investment opportunities and/or servicing, development and management (including turnaround) and disposition of investments. Such investments may be in or alongside existing or newly formed operators, consultants and/or managers that pursue such opportunities and may or may not include capital and/or assets contributed by third-party investors. Such investments may include opportunities to direct-finance physical assets, such as airplanes and ships, and/or operating assets, such as financial service entities, as opposed to investment securities, or to invest in origination and/or servicing platforms directly. In valuing the Fund’s investments, the Fund relies primarily on information provided by operators, consultants and/or managers. Valuations of illiquid securities involve various judgments and consideration of factors that may be subjective. There is a risk that inaccurate valuations could adversely affect the value of the Fund’s common shares. The Fund may not be able to promptly withdraw the Fund’s investment in these asset-based opportunities, which may result in a loss to the Fund and adversely affect the Fund’s investment returns.

Below Investment Grade Risk. In addition, the Fund invests in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid.

International investments create additional risks.

The Fund expects to make investments in portfolio companies that are domiciled outside of the United States. Such investments will subject the Fund to many of the same risks as the Fund’s domestic investments, as well as certain additional risks, including the following:

●	foreign governmental laws, rules and policies, including those restricting the ownership of assets in the foreign country or the repatriation of profits from the foreign country to the United States;

●	foreign currency devaluations that reduce the value of and returns on the Fund’s foreign investments;

●	adverse changes in the availability, cost and terms of investments due to the varying economic policies of a foreign country in which the Fund invests;

●	adverse changes in tax rates, the tax treatment of transaction structures and other changes in operating expenses of a particular foreign country in which the Fund invests;

●	the assessment of foreign-country taxes (including withholding taxes, transfer taxes and value added taxes, any or all of which could be significant) on income or gains from the Fund’s investments in the foreign country;

●	adverse changes in foreign-country laws, including those relating to taxation, bankruptcy and ownership of assets;

●	changes that adversely affect the social, political and/or economic stability of a foreign country in which the Fund invests;

●	high inflation in the foreign countries in which the Fund invests, which could increase the costs to the Funds of investing in those countries;

●	deflationary periods in the foreign countries in which the Fund invests, which could reduce demand for the Fund’s assets in those countries and diminish the value of such investments and the related investment returns to the Fund; and

●	legal and logistical barriers in the foreign countries in which the Fund invests that materially and adversely limit the Fund’s ability to enforce its contractual rights with respect to those investments.

In addition, the Fund may make investments in countries whose governments or economies may prove unstable. Certain of the countries in which the Fund may invest may have political, economic and legal systems that are unpredictable, unreliable or otherwise inadequate with respect to the implementation, interpretation and enforcement of laws protecting asset ownership and economic interests. In some of the countries in which the Fund may invest, there may be a risk of nationalization, expropriation or confiscatory taxation, which may have an adverse effect on the Fund’s portfolio companies in those countries and the rates of return that the Fund is able to achieve on such investments. The Fund may also lose the total value of any investment which is nationalized, expropriated or confiscated. The financial results and investment opportunities available to the Fund, particularly in developing countries and emerging markets, may be materially and adversely affected by any or all of these political, economic and legal risks.

The Fund’s investments in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities, subject the Fund indirectly to the underlying risks of such private investment funds and additional fees and expenses.

The Fund may invest in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities which would be required to register as investment companies but for an exemption under Sections 3(c)(1) and 3(c)(7) of the 1940 Act. The Fund’s investments in private funds are subject to substantial risks. Investments in such private investment funds expose the Fund to the risks associated with the businesses of such funds or entities as well as such private investment Fund’s portfolio companies. These private investment funds may or may not be registered investment companies and, thus, may not be subject to protections afforded by the 1940 Act, covering, among other areas, liquidity requirements, governance by an independent board, affiliated transaction restrictions, leverage limitations, public disclosure requirements and custody requirements.

The Fund relies primarily on information provided by managers of private investment funds in valuing the Fund’s investments in such funds. There is a risk that inaccurate valuations provided by managers of private investment funds could adversely affect the value of the Fund’s common shares. In addition, there can be no assurance that a manager of a private investment fund will provide advance notice of any material change in such private investment fund’s investment program or policies and thus, the Fund’s investment portfolio may be subject to additional risks which may not be promptly identified by the Adviser. Moreover, the Fund may not be able to withdraw the Fund’s investments in certain private investment funds promptly after the Fund makes a decision to do so, which may result in a loss to the Fund and adversely affect the Fund’s investment returns.

Investments in the securities of private investment funds may also involve duplication of advisory fees and certain other expenses. By investing in private investment funds indirectly through the Fund, shareholders bear a pro rata portion of the Fund’s advisory fees and other expenses, and also indirectly bear a pro rata portion of the advisory fees, performance-based allocations and other expenses borne by the Fund as an investor in the private investment funds. In addition, the purchase of the shares of some private investment funds requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such investment companies’ portfolio securities.

In addition, certain private investment funds may not provide the Fund with the liquidity the Fund requires and would thus subject the Fund to liquidity risk. Further, even if an investment in a private investment fund is deemed liquid at the time of investment, the private investment fund may, in the future, alter the nature of the Fund’s investments and cease to be a liquid investment fund, subjecting the Fund to liquidity risk.

The Fund may acquire various structured financial instruments for purposes of “hedging” or reducing the Fund’s risks, which may be costly and ineffective and could reduce the cash available to service debt or for distribution to shareholders.

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase the Fund’s losses. Further, hedging transactions may reduce cash available to service the Fund’s debt or pay distributions to the Fund’s shareholders.

Investing in middle market companies involves a number of significant risks, any one of which could have a material adverse effect on the Fund’s operating results.

Investments in middle market companies involve some of the same risks that apply generally to investments in larger, more established companies. However, such investments have more pronounced risks in that they:

●	may have limited financial resources and may be unable to meet the obligations under their debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral pledged under such securities and a reduction in the likelihood of the Fund realizing any guarantees the Fund may have obtained in connection with the Fund’s investment;

●	have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tends to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

●	are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Fund’s portfolio company and, in turn, on the Funds;

●	generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, the Fund’s executive officers and trustees and members of the Adviser may, in the ordinary course of business, be named as defendants in litigation arising from the Fund’s investments in the portfolio companies; and

●	may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

If the Fund’s portfolio is concentrated in a single or limited number of investments at any given time, the Fund’s performance may be significantly adversely affected by the unfavorable performance of a small number of such investments or a substantial write-down of the value of any one investment.

The Fund may from time to time hold securities of a single portfolio company that comprises more than 5% of the Fund’s total assets and/or more than 10% of the outstanding voting securities of the portfolio company. For that reason, the Fund is classified as a non-diversified management investment company under the 1940 Act. As of December 31, 2024, the Predecessor Fund had an investment in two portfolio companies, which represented approximately 20.0% of the Predecessor Fund’s total investment portfolio, by fair value. A consequence of the concentration of a small number of investments at any given time is that the aggregate income and returns the Fund realizes may be significantly adversely affected by the unfavorable performance of a single or small number of such investments or a substantial write-down of the value of any one investment.

The Fund’s portfolio companies may incur debt that ranks equally with, or senior to, the Fund’s investments in such companies.

The Fund’s portfolio companies may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which the Fund invests. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the debt instruments in which the Fund invests. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to the Fund’s investment in that portfolio company would typically be entitled to receive payment in full before the Fund receives any proceeds. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to the Fund. In the case of debt ranking equally with debt instruments in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.

There may be circumstances where the Fund’s debt investments could be subordinated to claims of other creditors or the Fund could be subject to lender liability claims.

If one of the Fund’s portfolio companies were to go bankrupt, depending on the facts and circumstances, a bankruptcy court might recharacterize the Fund’s debt investment and subordinate all or a portion of the Fund’s claim to that of other creditors. In situations where a bankruptcy carries a high degree of political significance, the Fund’s legal rights may be subordinated to other creditors. The Fund may also be subject to lender liability claims for actions taken by the Fund with respect to a borrower’s business or in instances where the Fund exercises control over the borrower.

Second priority liens on collateral securing debt investments that the Fund makes to its portfolio companies may be subject to control by senior creditors with first priority liens. If there is a default, the value of the collateral may not be sufficient to repay in full both the first priority creditors and the Fund.

Certain debt investments that the Fund makes in portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by such company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the Fund. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then the Fund, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against such company’s remaining assets, if any.

The Fund may also make unsecured debt investments in portfolio companies, meaning that such investments will not benefit from any interest in collateral of such companies. Liens on any such portfolio company’s collateral, if any, will secure the portfolio company’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio company under its secured debt agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured debt obligations after payment in full of all secured debt obligations. If such proceeds were not sufficient to repay the outstanding secured debt obligations, then the Fund’s unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio company’s remaining assets, if any.

The rights the Fund may have with respect to the collateral securing the debt investments the Fund makes in its portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if the Fund’s rights are adversely affected.

The Fund generally will not control the Fund’s portfolio companies.

The Fund does not expect to control most of its portfolio companies, even though the Fund may have board representation or board observation rights, and the Fund’s debt agreements with such portfolio companies may contain certain restrictive covenants. As a result, the Fund is subject to the risk that a portfolio company in which the Fund invests may make business decisions with which the Fund disagrees and the management of such company, as representatives of the holders of their common equity, may take risks or otherwise act in ways that do not serve the Fund’s interests as debt investors. Due to the lack of liquidity for the Fund’s investments in non-traded companies, the Fund may not be able to dispose of the Fund’s interests in its portfolio companies as readily as the Fund would like or at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of the Fund’s portfolio holdings.

Declines in market values or fair market values of the Fund’s investments could result in significant net unrealized depreciation of the Fund’s portfolios, which, in turn, would reduce the Fund’s net asset value.

Under the 1940 Act, the Fund is required to carry the Fund’s investments at market value or, if no market value is ascertainable, at fair value, in accordance with policies and procedures approved by the board of trustees. While most of the Fund’s investments are not and will not be publicly traded, applicable accounting standards require the Fund to assume as part of the Fund’s valuation process that the Fund’s investments are sold in a principal market to market participants (even if the Fund plans on holding an investment through its maturity) and impairments of the market values or fair market values of the Fund’s investments, even if unrealized, must be reflected in the Fund’s financial statements for the applicable period as unrealized depreciation, which could result in a significant reduction to the Fund’s net asset value for a given period.

A significant portion of the Fund’s investment portfolio will not have a readily available market price and will be recorded at fair value in accordance with policies and procedures approved by the Board and, as a result, there will be uncertainty as to the value of the Fund’s portfolio investments.

Under the 1940 Act, the Fund is required to carry the Fund’s portfolio investments at market value or, if no market value is ascertainable, at fair value in accordance with policies and procedures approved by the board of trustees. There is not a public market for the securities of certain of the companies in which the Fund invests. Many of the Fund’s investments are not publicly-traded or actively-traded on a secondary market but are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors or are not traded at all. As a result, the Adviser, with oversight from the Board, will value these securities quarterly at fair value.

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform, subject to board oversight, fair value determinations of the Fund’s investments. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to comparable companies, discounted cash flows and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to materially understate or overstate the value that the Fund may ultimately realize upon the sale of one or more of the Fund’s investments.

The Fund is exposed to risks associated with changes in interest rates.

The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments, investment opportunities and cost of capital and, accordingly, may have a material adverse effect on the Fund’s investment objectives, rate of return on invested capital and ability to service the Fund’s debt and make distributions to shareholders. Any reduction in the level of interest rates on new investments relative to interest rates on the Fund’s current investments could also adversely impact the Fund’s net investment income. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs, if any.

The Fund’s investment portfolio will primarily consist of senior secured debt with maturities typically ranging from three to seven years. The longer the duration of these securities, generally, the more susceptible they are to changes in market interest rates. As market interest rates have increased, those securities with a lower yield-at-cost have experienced a mark-to-market unrealized loss. An impairment of the fair market value of the Fund’s investments, even if unrealized, must be reflected in the Fund’s financial statements for the applicable period and may therefore have a material adverse effect on the Fund’s results of operations for that period. A reduction in interest rates may result in both lower interest rates on new investments and higher repayments on current investments with high interest rates, which may have an adverse impact on the Fund’s net investment income and results of operations.

Because the Fund incurs indebtedness to make investments, the Fund’s net investment income is dependent, in part, upon the difference between the rate at which the Fund borrows funds or pays interest on outstanding debt securities and the rate at which the Fund invests these funds. The recent increases in interest rates have made it more expensive to use debt to finance the Fund’s investments and to refinance the Fund’s current financing arrangements. In addition, certain of the Fund’s financing arrangements provide for adjustments in the loan interest rate along with changes in market interest rates. Therefore, in periods of rising interest rates, the Fund’s cost of funds will increase, which could materially reduce the Fund’s net investment income. Any reduction in the level of interest rates on new investments relative to interest rates on the Fund’s current investments could also adversely impact the Fund’s net investment income.

The Fund may structure the majority of its debt investments with floating interest rates to position the Fund’s portfolios more favorably for rate increases. However, there can be no assurance that this will successfully mitigate the Fund’s exposure to interest rate risk. For example, in rising interest rate environments, payments under floating rate debt instruments generally will rise and there may be a significant number of issuers of such floating rate debt instruments that will be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, the Fund’s fixed rate investments may decline in value because the fixed rate of interest paid thereunder may be below market interest rates.

Furthermore, because a rise in the general level of interest rates can be expected to lead to higher interest rates applicable to the Fund’s debt investments, an increase in interest rates would make it easier for the Fund to meet or exceed the incentive fee hurdle rate in the investment advisory agreement and may result in a substantial increase of the amount of incentive fees payable to the Adviser with respect to pre-incentive fee net investment income.

A covenant breach by the Fund’s portfolio companies may harm the Fund’s operating results.

A portfolio company’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company.

The Fund’s portfolio companies may be highly leveraged.

Some of the Fund’s portfolio companies may be highly leveraged, which may have adverse consequences to these companies and to the Fund as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

The Fund may not realize gains from its equity investments.

Certain investments that the Fund may make may include equity related securities, such as rights and warrants that may be converted into or exchanged for shares or the cash value of the shares. In addition, the Fund may make direct equity investments in portfolio companies. The equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences. The Fund may also be unable to realize any value if a portfolio company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow the Fund to sell the underlying equity interests. The Fund may be unable to exercise any put rights the Fund acquires which grant the Fund the right to sell its equity securities back to the portfolio company for the consideration provided in the applicable investment documents if the issuer is in financial distress.

An investment strategy focused primarily on privately-held companies presents certain challenges, including the lack of available information about these companies.

The Fund’s investments are expected to be primarily in privately-held companies. Investments in private companies pose significantly greater risks than investments in public companies. First, private companies have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress. As a result, these companies, which may present greater credit risk than public companies, may be unable to meet the obligations under their debt and equity securities that the Fund holds. Second, the investments themselves often may be illiquid. The securities of most of the companies in which the Fund invests are not publicly-traded or actively-traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors. In addition, such securities may be subject to legal and other restrictions on resale. As such, the Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. In addition, in a restructuring, the Fund may receive substantially different securities than its original investment in a portfolio company, including securities in a different part of the capital structure. These investments may also be difficult to value because little public information generally exists about private companies, requiring an experienced due diligence team to analyze and value the potential portfolio company. Finally, these companies often may not have third-party debt ratings or audited financial statements. The Fund must therefore rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act and other rules and regulations that govern public companies. If the Fund is unable to uncover all material information about these companies, or receive timely information, the Fund may not make a fully informed investment decision, and the Fund may lose money on its investments.

A lack of liquidity in certain of the Fund’s investments may adversely affect the Fund’s business.

The Fund will invest in certain companies whose securities are not publicly-traded or actively-traded on the secondary market and are, instead, traded on a privately-negotiated over-the-counter secondary market for institutional investors, and whose securities are subject to legal and other restrictions on resale or are otherwise less liquid than publicly-traded securities. The illiquidity of certain of the Fund’s investments may make it difficult for the Fund to sell these investments when desired. In addition, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which the Fund had previously recorded these investments. The reduced liquidity of the Fund’s investments may make it difficult for the Fund to dispose of them at a favorable price or at all, and, as a result, the Fund may suffer losses.

The Fund may not have the funds or ability to make additional investments in its portfolio companies.

The Fund may not have the funds or ability to make additional investments in its portfolio companies. After the Fund’s initial investment in a portfolio company, the Fund may be called upon from time to time to provide additional funds to such company or have the opportunity to increase the Fund’s investment through the exercise of a warrant to purchase common stock. There is no assurance that the Fund will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on the Fund’s part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for the Fund to increase its participation in a successful operation or may reduce the expected return on the investment.

Prepayments of the Fund’s debt investments by its portfolio companies could adversely impact the Fund’s results of operations and reduce its return on equity.

The Fund is subject to the risk that the investments the Fund makes in its portfolio companies may be repaid prior to maturity. When this occurs, the Fund will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid and the Fund could experience significant delays in reinvesting these amounts. Any future investment in a new portfolio company may also be at lower yields than the debt that was repaid. As a result, the Fund’s results of operations could be materially adversely affected if one or more of the Fund’s portfolio companies elect to prepay amounts owed to the Fund. Additionally, prepayments, net of prepayment fees, could negatively impact the Fund’s return on equity.

The Fund’s investments may include original issue discount and PIK instruments.

The Fund may invest in original issue discount or PIK instruments. To the extent that the Fund invests in original issue discount or PIK instruments and the accretion of original issue discount or PIK interest income constitutes a portion of their income, the Fund will be exposed to risks associated with the requirement to include such non-cash income in taxable and accounting income prior to receipt of cash, including the following:

●	The higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans;

●	Original issue discount and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral;

●	An election to defer PIK interest payments by adding them to the principal on such instruments increases the Fund’s future investment income which increases the Fund’s gross assets and, as such, increases the Adviser’s future base management fees which, thus, increases the Adviser’s future income incentive fees at a compounding rate;

●	Market prices of PIK instruments and other zero coupon instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero coupon debt instruments, PIK instruments are generally more volatile than cash pay securities;

●	The deferral of PIK interest on an instrument increases the loan-to-value ratio, which is a measure of the riskiness of a loan, with respect to such instrument;

●	Even if the conditions for income accrual under GAAP are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan;

●	For accounting purposes, cash distributions to investors representing original issue discount income are not derived from paid-in capital, although they may be paid from the offering proceeds. Thus, although a distribution of original issue discount income may come from the cash invested by investors, the 1940 Act does not require that investors be given notice of this fact;

●	Tax legislation requires that certain income be recognized for tax purposes no later than when recognized for financial reporting purposes;

●	The required recognition of PIK interest for U.S federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s investment company taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC; and

●	Original issue discount may create a risk of non-refundable cash payments to the Adviser based on non-cash accruals that may never be realized.

The Fund may from time to time enter into total return swaps, credit default swaps, fixed priced swaps or other derivative transactions which expose it to certain risks, including credit risk, market risk, commodity risk, liquidity risk and other risks similar to those associated with the use of leverage.

The Fund may from time to time enter into total return swaps, credit default swaps or other derivative transactions that seek to modify or replace the investment performance of a particular reference security or other asset. These transactions are typically individually negotiated, non-standardized agreements between two parties to exchange payments, with payments generally calculated by reference to a notional amount or quantity. Swap contracts and similar derivative contracts are not traded on exchanges; rather, banks and dealers act as principals in these markets. These investments may present risks in excess of those resulting from the referenced security or other asset. Because these transactions are not an acquisition of the referenced security or other asset itself, the investor has no right directly to enforce compliance with the terms of the referenced security or other asset and has no voting or other consensual rights of ownership with respect to the referenced security or other asset. In the event of insolvency of a counterparty, the Fund will be treated as a general creditor of the counterparty and will have no claim of title with respect to the referenced security or other asset.

A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the referenced security or other assets underlying the total return swap during a specified period, in return for periodic payments based on a fixed or variable interest rate.

A total return swap is subject to market risk, liquidity risk and risk of imperfect correlation between the value of the total return swap and the debt obligations underlying the total return swap. In addition, the Fund may incur certain costs in connection with a total return swap that could in the aggregate be significant.

A credit default swap is a contract in which one party buys or sells protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring during a specified period. Generally, if the Fund sells credit protection using a credit default swap, the Fund will receive fixed payments from the swap counterparty and if a credit event occurs with respect to the applicable issuer, the Fund will pay the swap counterparty par for the issuer’s defaulted debt securities and the swap counterparty will deliver the defaulted debt securities to us. Generally, if the Fund buys credit protection using a credit default swap, the Fund will make fixed payments to the counterparty and if a credit event occurs with respect to the applicable issuer, the Fund will deliver the issuer’s defaulted securities underlying the swap to the swap counterparty and the counterparty will pay us par for the defaulted securities. Alternatively, a credit default swap may be cash settled and the buyer of protection would receive the difference between the par value and the market value of the issuer’s defaulted debt securities from the seller of protection.

Credit default swaps are subject to the credit risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that the Fund will not properly assess the risk of the underlying issuer, a credit event will occur and the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that the Fund will not properly assess the risk of the underlying issuer, no credit event will occur and the Fund will receive no benefit for the premium paid.

A fixed price swap is a contract between two parties in which settlements are made at a specified time based on the difference between the fixed priced specified in the contract and the referenced settlement price. When the referenced settlement price is less than the price specified in the contract, one party receives an amount from the second party based on the price difference multiplied by the volume. Similarly, when the referenced settlement price exceeds the price specified in the contract, one party pays the second party an amount based on the price difference multiplied by the volume.

A fixed price swap is subject to commodity risk of the underlying commodity. If the Fund is purchasing fixed price swaps for oil, there is a risk the fixed price the Fund paid to enter the contract for oil will be more than the price of oil at the specified settlement date, and the Fund will owe the counterparty the difference in price multiplied by the volume of the contracted volume.

A derivative transaction is also subject to the risk that a counterparty will default on its payment obligations thereunder or that the Fund will not be able to meet its obligations to the counterparty. In some cases, the Fund may post collateral to secure its obligations to the counterparty, and the Fund may be required to post additional collateral upon the occurrence of certain events such as a decrease in the value of the reference security or other asset. In some cases, the counterparty may not collateralize any of its obligations to the Fund.

Derivative investments effectively add leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. In addition to the risks described above, such arrangements are subject to risks similar to those associated with the use of leverage.

The Fund may invest through joint ventures, partnerships or other special purpose vehicles and the Fund’s investments through these vehicles may entail greater risks, and investments in which the Fund has a non-controlling interest may involve risks specific to third-party management of those investments.

The Fund may co-invest with third parties through partnerships, joint ventures or other entities, thereby acquiring jointly-controlled or non-controlling interests in certain investments in conjunction with participation by one or more third parties in such investment. The Fund may have interests or objectives that are inconsistent with those of the third-party partners or co-venturers. Although the Fund may not have full control over these investments, and therefore may have a limited ability to protect its position therein, the Fund expects that the Fund will negotiate appropriate rights to protect its interests. Nevertheless, such investments may involve risks not present in investments where a third party is not involved, including the possibility that a third-party partner or co-venturer may have financial difficulties, resulting in a negative impact on such investment, may have economic or business interests or goals which are inconsistent with the Fund’s, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives or the increased possibility of default by, diminished liquidity or insolvency of, the third party, due to a sustained or general economic downturn. Third-party partners or co-venturers may opt to liquidate an investment at a time during which such liquidation is not optimal for the Fund. In addition, the Fund may in certain circumstances be liable for the actions of its third-party partners or co-venturers. In those circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to such investments, including incentive compensation arrangements.

Risks Related to Debt Financing

The Fund incurs indebtedness to make investments, which magnifies the potential for gain or loss on amounts invested in the Fund’s common shares and may increase the risk of investing in the Fund’s common shares.

The use of borrowings and other types of financing, also known as leverage, magnifies the potential for gain or loss on amounts invested and, therefore, increases the risks associated with investing in the Fund’s common shares. When the Fund uses leverage to partially finance its investments, through borrowing from banks and other lenders or issuing debt securities, the Fund, and therefore Fund shareholders, will experience increased risks of investing in the Fund’s common shares. Any lenders and debt holders would have fixed dollar claims on the Fund’s assets that are senior to the claims of shareholders. If the value of the Fund’s assets increases, then leverage would cause the net asset value attributable to common shares to increase more sharply than it would have had the Fund not utilized leverage. Conversely, if the value of the Fund’s assets decreases, leverage would cause net asset value to decline more sharply than it otherwise would have had the Fund not utilized leverage. Similarly, any increase in the Fund’s income in excess of interest payable on the Fund’s indebtedness would cause the Fund’s net investment income to increase more than it would without leverage, while any decrease in the Fund’s income would cause net investment income to decline more sharply than it would have had the Fund not utilized leverage. Such a decline could negatively affect the Fund’s ability to make distributions to shareholders. Leverage is generally considered a speculative investment technique.

In addition, the decision to utilize leverage will increase the Fund’s assets and, as a result, will increase the amount of base management fees payable to the Adviser.

Illustration. The following table illustrates the effect of leverage on returns from an investment in the Fund’s common shares assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $2,003,456,000 in total assets, (ii) a weighted average cost of funds of approximately 7.77%, (iii) $500,000,000 in debt outstanding and (iv) $1,503,456,000 in shareholders’ equity. In order to compute the “Corresponding return to shareholders,” the “Assumed Return on Portfolio (net of expenses)” is multiplied by the assumed total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds times the assumed debt outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to shareholders. The return available to shareholders is then divided by shareholders’ equity to determine the “Corresponding return to shareholders.” Actual interest payments may be different.

Assumed Return on Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding return to shareholders	(15.91)%	(9.25)%	(2.59)%	4.08%	10.74%

Similarly, assuming (i) approximately $2,003,456,000 in total assets, (ii) a weighted average cost of funds of approximately 7.77% and (iii) $500,000,000 in debt outstanding, the Fund’s assets would need to yield an annual return (net of expenses) of approximately 1.94% in order to cover the annual interest payments on the Fund’s outstanding debt.

The agreements governing the Fund’s future debt financing arrangement may contain, various covenants which, if not complied with, could have a material adverse effect on the Fund’s ability to meet its investment obligations and to pay distributions to shareholders.

The agreements governing the Fund’s future debt financing arrangement may contain, certain financial and operational covenants. These covenants may require the Fund and its subsidiaries to, among other things, maintain certain financial ratios, including asset coverage and minimum shareholders’ equity. Compliance with these covenants depends on many factors, some of which are beyond the Fund’s and its subsidiaries’ control. In the event of deterioration in the capital markets and pricing levels subsequent to this period, net unrealized depreciation in the Fund’s and its subsidiaries’ portfolios may increase in the future and could result in non-compliance with certain covenants, or the Fund taking actions which could disrupt the Fund’s business and impact its ability to meet its investment objectives.

There can be no assurance that the Fund and its subsidiaries will comply with the covenants under their financing arrangements. Failure to comply with these covenants could result in a default which, if the Fund and its subsidiaries were unable to obtain a waiver, consent or amendment from the debt holders, could accelerate repayment under any or all of the Fund’s and its subsidiaries’ debt instruments and thereby force the Fund to liquidate investments at a disadvantageous time and/or at a price which could result in losses, or allow the Fund’s lenders to sell assets pledged as collateral under the Fund’s financing arrangements in order to satisfy amounts due thereunder. These occurrences could have a material adverse impact on the Fund’s liquidity, financial condition, results of operations and ability to pay distributions.

Risks Related to U.S. Federal Income Tax

The Fund will be subject to corporate-level income tax if the Fund is unable to qualify as a RIC under Subchapter M of the Code or to satisfy the RIC Annual Distribution Requirements.

In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must meet the following annual distribution, income source and asset diversification requirements.

●	The Annual Distribution Requirement will be satisfied if the Fund distributes to its shareholders on an annual basis at least 90% of its net ordinary income (and its net short-term capital gain in excess of net long-term capital loss, if any). The Fund will be subject to a 4% nondeductible U.S. federal excise tax, however, to the extent that the Fund does not satisfy a calendar year distribution requirement. Because the Fund uses debt financing, they are subject to certain asset coverage ratio requirements under the 1940 Act and are currently, and may in the future become, subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the Annual Distribution Requirement of the requirement to avoid excise tax. If the Fund is unable to obtain cash from other sources, the Fund could fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax or could be subject to income or excise tax on undistributed income.

●	The “90% Income Test” will be satisfied if the Fund earns at least 90% of its gross income for each tax year from dividends, interest, gains from the sale of securities or similar sources.

●	The “Diversification Tests” will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy these requirements, at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other securities if such securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer; and no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

The Fund must satisfy these tests on an ongoing basis in order to maintain RIC tax treatment. The Fund may be required to make distributions to shareholders at times when it would be more advantageous to invest cash in the Fund’s existing or other investments, or when the Fund does not have funds readily available for distribution. Compliance with the RIC tax requirements may hinder the Fund’s ability to operate solely on the basis of maximizing profits and the value of shareholders’ investments. Also, the rules applicable to the Fund’s qualification as a RIC are complex, with many areas of uncertainty. If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions. Such a failure may have a material adverse effect on the Fund and on any investment in the Fund. The Code provides certain forms of relief from RIC disqualification due to failures of the 90% Income Test or any of the Diversification Tests, although there may be additional taxes due in such cases. The Fund cannot assure you that the Fund would qualify for any such relief should the Fund fail either the 90% Income Test or any of the Diversification Tests.

Some of the Fund’s investments may be subject to corporate-level income tax.

The Fund may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes. The Fund may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).

The Fund may have difficulty paying its required distributions if it recognizes income before or without receiving cash representing such income.

For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, the Fund’s investments may include debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or debt obligations that were issued with warrants). To the extent original issue discount or PIK interest constitutes a portion of the Fund’s income, the Fund must include in taxable income each tax year a portion of the original issue discount or PIK interest that accrues over the life of the instrument, regardless of whether cash representing such income is received by the Fund in the same tax year. The Fund may also have to include in income other amounts that they have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. The Fund anticipates that a portion of its income may constitute original issue discounts or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discount and include such amounts in the Fund’s taxable income in the current tax year, instead of upon disposition, as not making the election would limit the Fund’s ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in the Fund’s investment company taxable income for the tax year of the accrual, the Fund may be required to make a distribution to its shareholders in order to satisfy the Annual Distribution Requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under Subchapter M of the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax.

Furthermore, the Fund may invest in the equity securities of non-U.S. corporations (or other non-U.S. entities classified as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury regulations as “passive foreign investment companies” and/or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances, these rules also could require the Fund to recognize taxable income or gains where the Fund does not receive a corresponding payment in cash.

The Fund’s portfolio investments may present special tax issues.

Investments in below-investment grade debt instruments and certain equity securities may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless debt in equity securities, how payments received on obligations in default should be allocated between principal and interest income, as well as whether exchanges of debt instruments in a bankruptcy or workout context are taxable. Such matters could cause the Fund to recognize taxable income for U.S. federal income tax purposes, even in the absence of cash or economic gain, and require the Fund to make taxable distributions to shareholders to maintain its RIC status or preclude the imposition of either U.S. federal corporate income or excise taxation.

Additionally, because such taxable income may not be matched by corresponding cash received by the Fund, the Fund may be required to borrow money or dispose of other investments to be able to make distributions to shareholders. These and other issues will be considered by the Fund, to the extent determined necessary, in order that the Fund minimizes the level of any U.S. federal income or excise tax that they would otherwise incur.

If the Fund does not qualify as a “publicly offered regulated investment company,” as defined in the Code, you may be taxed as though you received a distribution of some of the Fund’s expenses.

A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the tax year. If the Fund does not qualify as a publicly offered regulated investment company for any tax year, a noncorporate shareholder’s allocable portion of the Fund’s affected expenses, including management fees, will be treated as an additional distribution to the shareholder and will be deductible by such shareholder only to the extent permitted under the limitations described below. For noncorporate shareholders, including individuals, trusts, and estates, significant limitations generally apply to the deductibility of certain expenses of a non-publicly offered regulated investment company, including management fees. In particular, these expenses, referred to as miscellaneous itemized deductions, are generally not deductible. Although the Fund believes that the Fund will be considered a publicly offered regulated investment company, as defined in the Code, and expects to continue to be treated as “publicly offered” following the listing of the Fund’s common shares on the NYSE, there can be no assurance, however, that the Fund will be considered a publicly offered regulated investment company in the future.

Legislative or regulatory tax changes could adversely affect investors.

At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of the Fund or its shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in shares of the Fund or the value or the resale potential of the Fund’s investments.

Risks Related to an Investment in the Fund’s Common Shares

The Fund’s common shares are not listed on an exchange or quoted through a quotation system. Therefore, shareholders will have limited liquidity and may not receive a full return of invested capital upon selling common shares.

The Fund’s common shares are illiquid assets for which there is not a secondary market. While the Fund intends to list its common shares on the NYSE, until such listing, the Fund’s common shares will be illiquid assets for which there will not be a secondary market. There can be no assurance that the listing of Fund’s common shares will occur. If the Reorganization is not approved and/or if the listing does not occur, there can be no assurance that the Fund will complete a liquidity event. A liquidity event could include (1) a listing of common shares on a national securities exchange, (2) the sale of all or substantially all of the Fund’s assets either on a complete portfolio basis or individually followed by a liquidation or (3) a merger or another transaction approved by the board of trustees in which shareholders likely will receive cash or shares of a publicly-traded company, including potentially a company that is an affiliate of the Fund.

If the Reorganization is completed but the listing does not occur, there can be no assurance that the Fund will adopt a share repurchase program, or, if the Fund does adopt a share repurchase program, what the terms of such program will be. In addition, any shares repurchased pursuant to the Fund’s share repurchase program may be purchased at a price which may reflect a discount from the purchase price a shareholder paid for the common shares being repurchased.

The Fund is not obligated to complete a liquidity event by a specified date; therefore, it will be difficult for an investor to sell his or her common shares.

While the Fund intends to complete the Reorganization, following which the Fund will seek to list its common shares on a national securities exchange, the Fund is not obligated to complete a liquidity event by a specified date. A liquidity event could include (1) a listing of common shares on a national securities exchange, (2) the sale of all or substantially all of the Fund’s assets either on a complete portfolio basis or individually followed by a liquidation, or (3) a merger or another transaction approved by the board of trustees in which shareholders likely will receive cash or shares of a publicly-traded company, including potentially a company that is an affiliate of the Fund. However, there can be no assurance that the Fund will complete a liquidity event by a specified date or at all. If the Fund does not successfully complete a liquidity event, liquidity for an investor’s common shares will be limited to the Fund’s share repurchase program, if any.

If the Reorganization is completed but the listing does not occur, there can be no assurance that the Fund will adopt a share repurchase program or, if the Fund does adopt a share repurchase program, what the terms of such program will be.

There is a risk that investors in the Fund’s common shares may not receive distributions or that the Fund’s distributions may not grow over time.

The Fund cannot assure shareholders that the Fund will achieve investment results that will allow it to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and will depend on its earnings, net investment income, financial condition, maintenance of the Fund’s RIC status, compliance with applicable 1940 Act regulations and such other factors as the Board may deem relevant from time to time. In addition, due to the asset coverage test applicable to the Fund as closed-end fund, the Fund may be limited in its ability to make distributions.

The Fund’s distribution proceeds may exceed earnings. Therefore, portions of the distributions that the Fund may make may represent a return of capital to shareholders, which lowers their tax basis in their common shares.

The Fund may pay all or a substantial portion of its distributions from the proceeds of the continuous public offering of common shares or from borrowings in anticipation of future cash flow, which may constitute a return of shareholders’ capital and will lower such shareholders’ tax basis in their common shares. For instance, if the Reorganization is completed, the Fund expects a portion of the enhanced distributions expected to be paid to shareholders until the achievement of a long-term liquidity event may represent a return of capital to shareholders. A return of capital generally is a return of a shareholder’s investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deducting the fees and expenses payable in connection with the offering, including any fees payable to the Adviser. Moreover, a return of capital will generally not be taxable, but will reduce each shareholder’s cost basis in their common shares and will thus result in a higher reported capital gain or lower reported capital loss when the common shares on which such return of capital was received are sold.

The Fund may pay distributions from borrowings or the sale of assets to the extent the Fund’s cash flows from operations, net investment income or earnings are not sufficient to fund declared distributions.

The Fund may fund distributions from the uninvested proceeds of the continuous public offering of common shares and borrowings, and the Fund has not established limits on the amount of funds the Fund may use from such sources to make any such distributions. The Fund may pay distributions from the sale of assets to the extent distributions exceed the Fund’s earnings or cash flows from operations.

A shareholder’s interest in the Fund will be diluted if the Fund issues additional common shares, which could reduce the overall value of an investment in the Fund.

The Fund’s investors do not have preemptive rights to any common shares the Fund issues in the future. The Fund’s declaration of trust authorizes the Fund to issue an unlimited number of common shares. After an investor purchases common shares, the board of trustees may elect to sell additional common shares in the future, issue equity interests in private offerings or issue share-based awards to the Fund’s independent trustees or employees of the Adviser. To the extent the Fund issues additional equity interests after an investor purchases common shares, an investor’s percentage ownership interest in the Fund will be diluted. In addition, depending upon the terms and pricing of any additional offerings and the value of the Fund’s investments, an investor may also experience dilution in the book value and fair value of their common shares.

Certain provisions of the Fund’s declarations of trust and bylaws could deter takeover attempts and have an adverse impact on the value of the Fund’s common shares.

The Fund’s declaration of trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire the Fund. The Board may, without shareholder action, authorize the issuance of shares in one or more classes or series, including preferred shares; and the Board may, without shareholder action, amend the Fund’s declaration of trust to increase the number of any class or series of the Fund’s common shares, that the Fund has authority to issue. In addition a trustee of the Fund may be removed by only a vote of at least two-thirds of the members of the board of trustees who either (a) has been a member of the board of trustees for a period of at least thirty-six months (or since the commencement of the Fund’s operations, if less than thirty-six months) or (b) was nominated or appointed to serve as a member of the board of trustees by a majority of the continuing trustees then members of the board of trustees (a “Continuing Trustee”), followed by a vote of the holders of at least three-fourths of the outstanding shares of the Fund. These anti-takeover provisions may inhibit a change of control in circumstances that could give the holders of the Fund’s common shares the opportunity to realize a premium over the value of the Fund’s common shares.

General Risk Factors

Future disruptions or instability in capital markets could negatively impact the valuation of the Fund’s investments and the Fund’s ability to raise capital.

From time to time, the global capital markets may experience periods of disruption and instability, which could be prolonged and which could materially and adversely impact the broader financial and credit markets, have a negative impact on the valuations of the Fund’s investments and reduce the availability to us of debt and equity capital. For example, between 2008 and 2009, instability in the global capital markets resulted in disruptions in liquidity in the debt capital markets, significant write-offs in the financial services sector, the re-pricing of credit risk in the broadly syndicated credit market and the failure of major domestic and international financial institutions. In particular, the financial services sector was negatively impacted by significant write-offs as the value of the assets held by financial firms declined, impairing their capital positions and abilities to lend and invest. While market conditions have recovered from the events of 2008 and 2009, there have been continuing periods of volatility. For example, continued uncertainty surrounding the negotiation of trade deals between Britain and the European Union following the United Kingdom’s exit from the European Union and uncertainty between the United States and other countries with respect to trade policies, treaties, and tariffs, among other factors, have caused disruption in the global markets from time to time. There can be no assurance that market conditions will not worsen in the future.

While most of the Fund’s investments are not publicly traded, applicable accounting standards require us to assume as part of the Fund’s valuation process that the Fund’s investments are sold in a principal market to market participants (even if the Fund plans on holding an investment through its maturity) and impairments of the market values or fair market values of the Fund’s investments, even if unrealized, must be reflected in the Fund’s financial statements for the applicable period, which could result in significant reductions to the Fund’s net asset value for the period. With certain limited exceptions, the Fund is only allowed to borrow amounts or issue debt securities if asset coverage, as calculated pursuant to the 1940 Act, meets the applicable 1940 Act requirements. Equity capital may also be difficult to raise during periods of adverse or volatile market conditions because, subject to some limited exceptions, as a registered closed-end fund, the Fund is generally not able to issue additional common shares at a price less than net asset value without first obtaining approval for such issuance from shareholders and the independent trustees. If the Fund is unable to raise capital or refinance existing debt on acceptable terms, then the Fund may be limited in the Fund’s ability to make new commitments or to fund existing commitments to the Fund’s portfolio companies. Significant changes in the capital markets may also affect the pace of the Fund’s investment activity and the potential for liquidity events involving the Fund’s investments. Thus, the illiquidity of the Fund’s investments may make it difficult for us to sell such investments to access capital if required, and as a result, the Fund could realize significantly less than the value at which the Fund has recorded the Fund’s investments if the Fund were required to sell them for liquidity purposes.

Future economic recessions or downturns could impair the Fund’s portfolio companies and harm the Fund’s operating results.

Many of the Fund’s portfolio companies may be susceptible to economic slowdowns or recessions and may be unable to repay the Fund’s loans or meet other obligations during these periods. Therefore, the Fund’s non-performing assets are likely to increase, and the value of the Fund’s portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing the Fund’s debt investments and the value of the Fund’s equity investments. Economic slowdowns or recessions could lead to losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income, net worth and assets. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to us on terms the Fund deems acceptable. These events could prevent us from increasing investments and harm the Fund’s operating results. Economic downturns or recessions may also result in a portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders. This could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its assets representing collateral for its obligations, which could trigger cross defaults under other agreements and jeopardize the Fund’s portfolio company’s ability to meet its obligations under the debt that the Fund holds and the value of any equity securities the Fund owns. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio company. In addition, if one of the Fund’s portfolio companies were to go bankrupt, even though the Fund may have structured the Fund’s interest as senior debt or preferred equity, depending on the facts and circumstances, a bankruptcy court might recharacterize the Fund’s debt or equity holding and subordinate all or a portion of the Fund’s claim to those of other creditors.

Events outside of the Fund’s control, including public health crises, could negatively affect the Fund’s portfolio companies and the Fund’s results of operations.

Periods of market volatility have occurred and could continue to occur in response to pandemics or other events outside of the Fund’s control. The Fund, the Adviser, and the portfolio companies in which the Fund invests in could be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, such as acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, labor strikes, major plant breakdowns, pipeline or electricity line ruptures, failure of technology, defective design and construction, accidents, demographic changes, government macroeconomic policies, social instability, etc.). Some force majeure events could adversely affect the ability of a party (including us, the Adviser, a portfolio company or a counterparty to us, the Adviser, or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, force majeure events, such as the cessation of the operation of equipment for repair or upgrade, could similarly lead to the unavailability of essential equipment and technologies. These risks could, among other effects, adversely impact the cash flows available from a portfolio company, cause personal injury or loss of life, including to a senior manager of the Adviser or its affiliates, damage property, or instigate disruptions of service. In addition, the cost to a portfolio company or us of repairing or replacing damaged assets resulting from such force majeure event could be considerable. It will not be possible to insure against all such events, and insurance proceeds received, if any, could be inadequate to completely or even partially cover any loss of revenues or investments, any increases in operating and maintenance expenses, or any replacements or rehabilitation of property. Certain events causing catastrophic loss could be either uninsurable, or insurable at such high rates as to adversely impact us, the Adviser, or portfolio companies, as applicable. Force majeure events that are incapable of or are too costly to cure could have permanent adverse effects. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund invests or the Fund’s portfolio companies operate specifically. Such force majeure events could result in or coincide with: increased volatility in the global securities, derivatives and currency markets; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprise; greater governmental involvement in the economy or in social factors that impact the economy; less governmental regulation and supervision of the securities markets and market participants and decreased monitoring of the markets by governments or self-regulatory organizations and reduced enforcement of regulations; limited, or limitations on, the activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on credit and securities markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

The Fund is currently operating in a period of capital markets disruption and economic uncertainty.

The success of the Fund’s activities is affected by general economic and market conditions, including, among others, interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and trade barriers. These factors could affect the level and volatility of securities prices and the liquidity of the Fund’s investments. Volatility or illiquidity could impair the Fund’s profitability or result in losses. These factors also could adversely affect the availability or cost of the Fund’s leverage, which would result in lower returns. In addition, the U.S. capital markets have experienced extreme volatility and disruption including certain regional bank failures, and an inflationary economic environment. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets.

These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to us. These events could limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.

If a period of capital market disruption and instability continues for an extended period of time, there is a risk that investors in the Fund’s equity securities may not receive distributions consistent with historical levels or at all or that the Fund’s distributions may not grow over time and a portion of the Fund’s distributions may be a return of capital.

The Fund’s future ability to pay regular distributions or to pay distributions fully in cash rather than in common shares might be adversely affected by the impact of one or more of the risk factors described herein. If the Fund is unable to satisfy the asset coverage test applicable to us under the 1940 Act as a closed-end fund or if the Fund violates certain covenants under the Fund’s existing or future credit facilities or other leverage, the Fund may also be limited in the Fund’s ability to make distributions. If the Fund declares a distribution and if more shareholders opt to receive cash distributions rather than participate in the Fund’s dividend reinvestment plan, the Fund may be forced to sell some of the Fund’s investments in order to make cash distribution payments. To the extent the Fund makes distributions to shareholders that include a return of capital, such portion of the distribution essentially constitutes a return of the shareholder’s investment. Although such return of capital may not be taxable, such distributions would generally decrease a shareholder’s basis in the Fund’s common shares and may therefore increase such shareholder’s tax liability for capital gains or reduce their tax loss upon the future sale of such shares. A return of capital distribution may cause a shareholder to recognize a capital gain from the sale of the Fund’s common shares even if the shareholder sells its shares for less than the original purchase price.

Uncertainty about federal government initiatives could negatively impact the Fund’s business, financial condition and results of operations.

There is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events, including the 2024 U.S. presidential election, have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. The presidential administration’s changes to U.S. policy may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them.

Global economic, political and market conditions may adversely affect the Fund’s business, results of operations and financial condition.

The current global financial market situation, as well as various social and political tensions in the United States and around the world (including the current conflict in Ukraine and Russia and the conflicts in the Middle East) may contribute to increased market volatility, may have long-term effects on the United States and worldwide financial markets and may cause economic uncertainties or deterioration in the U.S. and worldwide. For example, the impact of downgrades by rating agencies to the U.S. government’s sovereign credit rating or its perceived creditworthiness as well as potential government shutdowns and uncertainty surrounding transfers of power could adversely affect the U.S. and global financial markets and economic conditions. Since 2010, several EU countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is ongoing concern about national-level support for the Euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union member countries. In addition, the fiscal policy of foreign nations, such as Russia and China, may have a severe impact on the worldwide and U.S. financial markets. The U.K.’s decision to leave the EU (the so-called “Brexit”) led to volatility in global financial markets. The longer term economic, legal, political and social implications of Brexit remain unclear. Brexit has led to ongoing political and economic uncertainty and periods of increased volatility in both the U.K. and in wider European markets for some time. Brexit could lead to calls for similar referendums in other European jurisdictions, which could cause increased economic volatility in the European and global markets. This mid- to long-term uncertainty could have adverse effects on the economy generally and on the Fund’s ability to earn attractive returns. In particular, currency volatility could mean that the Fund’s returns are adversely affected by market movements and could make it more difficult, or more expensive, for us to execute prudent currency hedging policies. Potential decline in the value of the British Pound and/or the Euro against other currencies, along with the potential further downgrading of the U.K.’s sovereign credit rating, could also have an impact on the performance of certain investments made in the U.K. or Europe.

The ongoing invasion of Ukraine by Russia and related sanctions have increased global political and economic uncertainty. Because Russia is a major exporter of oil and natural gas, the invasion and related economic sanctions have reduced the supply, and increased the price, of energy, which has a material effect on inflation and may continue to exacerbate ongoing supply chain issues. There is also the ongoing risk of retaliatory actions by Russia against countries which have enacted sanctions, including cyberattacks against financial and governmental institutions, which could result in business disruptions and further economic turbulence. Although the Fund has no direct exposure to Russia or Ukraine, the broader consequences of the invasion may have a material adverse impact on the Fund’s portfolio and the value of an investment in us. Moreover, sanctions and export control laws and regulations are complex, frequently changing, and increasing in number, and they may impose additional legal compliance costs or business risks associated with the Fund’s operations.

Similarly, conflicts in the Middle East, including the conflict between Israel and Hamas, and Israel and Iran, could have a negative impact on the economy and business activity globally, and therefore could adversely impact the performance of the Fund’s investments. The severity and duration of any such conflict and its future impact on global economic and market conditions (including, for example, oil prices and/or the shipping industry) are impossible to predict, and as a result, present material uncertainty and risk with respect to us, the performance of the Fund’s investments and operations, and the Fund’s ability to achieve the Fund’s investment objectives. Similar risks exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in the Middle East or the immediate surrounding areas.

The Adviser’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations (including ours). A recession, slowdown and/or sustained downturn in the global economy (or any particular segment thereof) could have a pronounced impact on us and could adversely affect the Fund’s profitability, impede the ability of us and/or the Fund’s portfolio companies to perform under or refinance their existing obligations and impair the Fund’s ability to effectively deploy the Fund’s capital or realize its investments on favorable terms.

Any of the foregoing events could result in substantial or total losses to us in respect of certain investments, which losses will likely be exacerbated by the presence of leverage in a portfolio company’s capital structure.

Changes to United States tariff and import/export regulations may have a negative effect on the Fund’s portfolio companies.

There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the Fund’s portfolio companies’ access to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on the Fund’s business, financial condition and results of operations.

Economic sanction laws in the United States and other jurisdictions may prohibit us and the Fund’s affiliates from transacting with certain countries, individuals and companies.

Economic sanction laws in the United States and other jurisdictions may prohibit us or the Fund’s affiliates from transacting with certain countries, individuals and companies. In the United States, the U.S. Department of the Treasury’s Office of Foreign Assets Control administers and enforces laws, executive orders and regulations establishing U.S. economic and trade sanctions, which prohibit, among other things, transactions with, and the provision of services to, certain non-U.S. countries, territories, entities and individuals. These types of sanctions may significantly restrict or completely prohibit investment activities in certain jurisdictions, and if the Fund, the Fund’s portfolio companies or other issuers in which the Fund invests were to violate any such laws or regulations, the Fund may face significant legal and monetary penalties.

The Foreign Corrupt Practices Act, or FCPA, and other anti-corruption laws and regulations, as well as anti-boycott regulations, may also apply to and restrict the Fund’s activities, the Fund’s portfolio companies and other issuers of the Fund’s investments. If an issuer or the Fund were to violate any such laws or regulations, such issuer or the Fund may face significant legal and monetary penalties. The U.S. government has indicated that it is particularly focused on FCPA enforcement, which may increase the risk that an issuer or the Fund becomes the subject of such actual or threatened enforcement. In addition, certain commentators have suggested that private investment firms and the funds that they manage may face increased scrutiny and/or liability with respect to the activities of their underlying portfolio companies. As such, a violation of the FCPA or other applicable regulations by us or an issuer of the Fund’s portfolio investments could have a material adverse effect on us. The Fund is committed to complying with the FCPA and other anti-corruption laws and regulations, as well as anti-boycott regulations, to which it is subject. As a result, the Fund may be adversely affected because of its unwillingness to enter into transactions that violate any such laws or regulations.

Effects of Leverage [Text Block]

Illustration. The following table illustrates the effect of leverage on returns from an investment in the Fund’s common shares assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $2,003,456,000 in total assets, (ii) a weighted average cost of funds of approximately 7.77%, (iii) $500,000,000 in debt outstanding and (iv) $1,503,456,000 in shareholders’ equity. In order to compute the “Corresponding return to shareholders,” the “Assumed Return on Portfolio (net of expenses)” is multiplied by the assumed total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds times the assumed debt outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to shareholders. The return available to shareholders is then divided by shareholders’ equity to determine the “Corresponding return to shareholders.” Actual interest payments may be different.

Assumed Return on Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding return to shareholders	(15.91)%	(9.25)%	(2.59)%	4.08%	10.74%

Similarly, assuming (i) approximately $2,003,456,000 in total assets, (ii) a weighted average cost of funds of approximately 7.77% and (iii) $500,000,000 in debt outstanding, the Fund’s assets would need to yield an annual return (net of expenses) of approximately 1.94% in order to cover the annual interest payments on the Fund’s outstanding debt.

Annual Interest Rate [Percent]	1.94%
Effects of Leverage [Table Text Block]
Assumed Return on Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding return to shareholders	(15.91)%	(9.25)%	(2.59)%	4.08%	10.74%

Return at Minus Ten [Percent]	(15.91%)
Return at Minus Five [Percent]	(9.25%)
Return at Zero [Percent]	(2.59%)
Return at Plus Five [Percent]	4.08%
Return at Plus Ten [Percent]	10.74%
Effects of Leverage, Purpose [Text Block]	The following table illustrates the effect of leverage on returns from an investment in the Fund’s common shares assuming various annual returns, net of expenses.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Item 10.1. Capital Stock.

Common Shares

The Fund is an unincorporated statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust dated as of March 4, 2025. The Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $0.001 per share. Each common share has one vote and, when issued and paid for in accordance with the terms of the applicable offering, will be fully paid and non-assessable. Though the Fund expects to pay regular distributions on the common shares, the Fund is not obligated to do so. All common shares of the Fund are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semiannual reports, including financial statements, to all holders of the shares. In the event of liquidation, the Fund’s common shares are entitled to its proportion of the Fund’s assets after payment of debts and expenses and the amounts payable to holders of the Fund’s preferred shares ranking senior to the Fund’s common shares as described below.

Offerings of shares require approval by the Fund’s Board. Any additional offering of common shares will be subject to the requirements of the 1940 Act, which provides that common shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of common shares or with the consent of a majority of the Fund’s common shareholders.

The Fund intends to list its common shares for trading on the NYSE under the symbol “FSSL” following the Reorganization.

Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the NYSE or otherwise

Shares of closed-end investment companies often trade on an exchange at prices lower than net asset value. Because the market value of the common shares may be influenced by such factors as dividend and distribution levels (which are in turn affected by expenses), dividend and distribution stability, net asset value, market liquidity, relative demand for and supply of such shares in the market, unrealized gains, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that common shares will trade at a price equal to or higher than net asset value in the future. The common shares are designed primarily for long term investors and you should not purchase the common shares if you intend to sell them soon after purchase.

Subject to the rights of any outstanding preferred shares, the Fund’s common shareholders vote as a single class to elect the Board and on additional matters with respect to which the 1940 Act, Delaware law, the governing documents or resolutions adopted by the Boards of Trustees provide for a vote of the Fund’s common shareholders.

The Fund is a non-diversified, closed-end management investment company and as such its shareholders do not, and will not, have the right to require the Fund to repurchase their shares. The Fund, however, may repurchase its common shares from time to time as and when it deems such a repurchase advisable, subject to maintaining required asset coverage for any series of outstanding preferred shares.

Share Repurchases. As a listed fund, the Fund has no present intention to implement a quarterly share repurchase program. However, as a listed fund, pursuant to the 1940 Act, the Fund may repurchase its common shares on a securities exchange (provided that the Fund has informed its shareholders within the preceding six months of its intention to repurchase such shares) or pursuant to tenders and may also repurchase shares privately if the Fund meets certain conditions regarding, among other things, distribution of net income for the preceding fiscal year, status of the seller, price paid, brokerage commissions, prior notice to shareholders of an intention to repurchase shares and purchasing in a manner and on a basis that does not discriminate unfairly against the other shareholders through their interest in the Fund.

If the Reorganization is completed but the listing does not occur, there can be no assurance that the Fund will adopt a share repurchase program or, if the Fund does adopt a share repurchase program, what the terms of such program will be.

Book Entry. The common shares of the Fund will initially be held in the name of Cede & Co. as nominee for the Depository Trust Company (“DTC”). The Fund will treat Cede & Co. as the holder of record of the common shares for all purposes. In accordance with the procedures of DTC, however, purchasers of common shares will be deemed the beneficial owners of shares purchased for purposes of distributions, voting and liquidation rights.

Preferred Shares

The Fund’s Declaration of Trust provides that the Board may authorize and issue preferred shares with rights as determined by the Board, by action of the Board without the approval of the holders of the common shares. Holders of common shares have no preemptive right to purchase any preferred shares that might be issued pursuant to such provision. Whenever preferred shares are outstanding, the holders of common shares will not be entitled to receive any distributions from the Fund unless all accrued distributions on preferred shares have been paid, unless asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the preferred shares have been met. If the Board determines to proceed with such an offering, the terms of the preferred shares may be the same as, or different from, the terms described below, subject to applicable law and the Fund’s Declaration of Trust. The Board, without the approval of the holders of common shares, may authorize an offering of preferred shares or may determine not to authorize such an offering and may fix the terms of the preferred shares to be offered. As of the date hereof, the Fund has not issued any preferred shares.

Distributions. Holders of preferred shares will be entitled to receive cash distributions, when, as and if authorized by the Board and declared by the Fund, out of funds legally available therefor. The prospectus for any offering of preferred shares will describe the distributions payment provisions for those shares. Distributions so declared and payable shall be paid to the extent permitted under Delaware law and to the extent available and in preference to and priority over any distribution declared and payable on the common shares.

Limitations on Distributions. So long as the Fund has indebtedness outstanding, holders of preferred shares will not be entitled to receive any distributions unless asset coverage (as defined in the 1940 Act) with respect to outstanding indebtedness would be at least 300% after giving effect to such distributions

Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accrued and unpaid distributions, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

Voting Rights. The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of common shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the trustees of the Fund at any time two years of distributions on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (i) adopt any plan of reorganization that would adversely affect the preferred shares, and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification as a closed-end fund or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding.

Debt Securities

The Fund’s Board (subject to applicable law and the Fund’s Declaration of Trust) may authorize an offering, without the approval of the holders of either common shares or preferred shares, of other classes of shares, or other classes or series of shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the Board deems appropriate. The Fund currently does not expect to issue any other classes of shares, or series of shares, except for common shares.

Under Delaware law and the Fund’s Declaration of Trust, the Board may cause the Fund to borrow money, without prior approval of holders of common and preferred shares to the extent permitted by the Fund’s investment restrictions and the 1940 Act. The Fund may issue debt securities or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such notes or borrowings by mortgaging, pledging or otherwise subjecting as security Fund assets to the extent permitted by the 1940 Act or rating agency guidelines. Any borrowings will rank senior to the preferred shares and the common shares. Under the 1940 Act, the Fund may only issue one class of senior securities representing indebtedness.

Limitations. Under the requirements of the 1940 Act the Fund, immediately after any issuance of debt securities, must have “asset coverage” of at least 300% (i.e., for every dollar of Indebtedness outstanding, the Fund is required to have at least three dollars of assets). The issuance of debt securities also may result in the Fund being subject to covenants that may be more stringent than the restrictions imposed by the 1940 Act.

Voting Rights. Debt securities are not expected to have any voting rights, except to the extent required by law or as otherwise provided in any documents governing the debt securities. The 1940 Act does, in certain circumstances, grant to the lenders certain voting rights in the event of default in the payment of interest on or repayment of principal.

Distributions

Following the listing, subject to applicable legal restrictions and the sole discretion of the Board, the Fund intends to declare and pay regular cash distributions on a monthly or quarterly basis in 2025, as determined by the Board, and on a monthly basis commencing in January 2026.

From time to time, the Fund may also pay special interim distributions in the form of cash or common shares at the discretion of the Board. The timing and amount of any future distributions to shareholders are subject to applicable legal restrictions and the sole discretion of the Board.

During certain periods, the Fund’s distributions may exceed the Fund’s earnings. As a result, it is possible that a portion of the distributions the Fund makes may represent a return of capital. A return of capital generally is a return of a shareholder’s investment rather than a return of earnings or gains derived from the Fund’s investment activities. Each year a statement on Form 1099-DIV identifying the sources of the distributions will generally be mailed to the Fund’s shareholders.

The Fund intends to make the Fund’s regular distributions in the form of cash, out of assets legally available for distribution, except for those shareholders who receive their distributions in the form of common shares of the Fund under the Fund’s distribution reinvestment plan. Any distributions reinvested under the plan will nevertheless remain taxable to a U.S. shareholder.

The Fund intends to qualify annually to be subject to tax as a RIC under Subchapter M of the Code. In order to maintain RIC tax treatment, the Fund must, among other things, make distributions treated as dividends for U.S. federal income tax purposes of an amount at least equal to 90% of the Fund’s investment company taxable income, determined without regard to any deduction for distributions paid, each tax year. As long as the distributions are declared by the later of the fifteenth day of the ninth month following the close of a tax year or the extended due date of the tax return for such tax year, including extensions, distributions paid up to twelve months after the current tax year generally can be carried back to the prior tax year for determining the distributions paid in such tax year. The Fund intends to make sufficient distributions treated as dividends for U.S. federal income tax purposes to the Fund’s shareholders to qualify for and maintain the Fund’s RIC tax status each tax year. The Fund is also subject to a 4% nondeductible federal excise taxes on certain undistributed income unless the Fund makes distributions in a timely manner to the Fund’s shareholders generally of an amount at least equal to the sum of (1) 98% of the Fund’s net ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of the Fund’s capital gain net income, which is the excess of capital gains in excess of capital losses, or “capital gain net income” (adjusted for certain ordinary losses), for the one-year period ending October 31 of that calendar year and (3) any net ordinary income and capital gain net income for the preceding years that were not distributed during such years and on which the Fund incurred no U.S. federal income tax. Any distribution treated as dividends for U.S. federal income tax purposes that is declared by the Fund during October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following calendar year, will be treated as if it had been paid by the Fund, as well as received by the Fund’s U.S. shareholders, on December 31 of the calendar year in which the distribution was declared. The Fund can offer no assurance that the Fund will achieve results that will permit the Fund to pay any cash distributions.

If the Fund issues senior securities, the Fund will be prohibited from making distributions if doing so causes the Fund to fail to maintain the asset coverage ratios stipulated by the 1940 Act or if distributions are limited by the terms of any of the Fund’s borrowings.

Pursuant to the Fund’s distribution reinvestment plan, the Fund will reinvest all cash dividends or distributions declared by the Board on behalf of shareholders who do not elect to receive their distributions in cash. As a result, if the Board of Trustees declares a distribution, then shareholders who have not elected to “opt out” of the Fund’s distribution reinvestment plan will have their distributions automatically reinvested in additional Fund common shares. Shareholders who elected to “opt out” of the Predecessor Fund’s distribution reinvestment plan and who wish opt out of the Fund’s distribution reinvestment plan must make a new election.

Determination of Net Asset Value

Prior to the Listing Date, Fund will determine its net asset value (“NAV”) per common share quarterly. Following the Listing Date, the Fund intends to determine its NAV per common share on each day that the NYSE is open for business as of the close of the regular trading session on the NYSE. The Fund will calculate its NAV per common share by subtracting liabilities (including accrued expenses and distributions) from its total assets (the value of securities, plus cash and other assets, including interest and distributions accrued but not yet received) and dividing the result by the total number of outstanding common shares.

The Board is responsible for overseeing the valuation of the Fund’s portfolio investments at fair value as determined in good faith pursuant to the Adviser’s valuation policy (the “Valuation Policy”). Under the Valuation Policy, the Board has designated the Adviser to be the Fund’s valuation designee, with day-to-day responsibility for implementing the portfolio’s valuation process set forth in the Valuation Policy subject to the oversight of the Board. The audit committee of the Board is responsible for overseeing the Adviser’s implementation of the Fund’s valuation process. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Adviser has adopted methods for determining the fair value of such securities and other assets, pursuant to the responsibility for applying such fair valuation methods that has been designated to it by the Board. In connection with the valuation process, the Board receives valuation reports from the Adviser as valuation designee on a quarterly basis.

Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosure (“ASC Topic 820”), issued by the Financial Accounting Standards Board, or FASB, clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical securities; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Fund expect that its portfolio will primarily consist of securities listed or traded on a recognized securities exchange or automated quotation system, or exchange-traded securities, or securities traded on a privately negotiated over-the-counter secondary market for institutional investors for which indicative dealer quotes are available, or over-the-counter (“OTC”) securities. The Fund also may invest in certain illiquid securities issued by private companies and/or thinly traded public companies. These investments are generally subject to restrictions on resale and ordinarily have not established a trading market.

For purposes of calculating NAV, the Adviser, in its capacity as valuation designee on behalf of the Fund, uses the following valuation methods:

●	The market value of each exchange-traded security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded.

●	If no sale is reported for an exchange-traded security on the valuation date or if a security is an OTC security, the Fund values such investments using quotations obtained from an approved independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by such service from dealers on the valuation date. If a quoted price from such pricing service is deemed by the Adviser to be unreliable (and therefore, not readily available), the Adviser may recommend that the investment may be fair valued by some other means, including, but not limited to, a valuation provided by an approved independent third-party valuation service or by the Adviser’s Fair Value Committee (the “Fair Value Committee”). For investments for which an approved independent third-party pricing service is unable to obtain quoted prices, the Fund may obtain bid and ask prices directly from dealers who make a market in such securities. In all cases, investments are valued at the mid-point of the prevailing bid-ask range obtained from such sources unless there is a compelling reason to use some other value within the bid-ask range and the justification thereof is documented and retained by the Adviser.

●	To the extent that the Fund holds investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Fund will value such investments at fair value as determined in good faith by the Adviser, under the oversight of the Board, in accordance with the Valuation Policy. In making such determination, it is expected that the Adviser may rely upon valuations obtained from an approved independent third-party valuation service. With respect to these investments for which market quotations are not readily available, the Fund undertakes a multi-step valuation process each quarter, as described below:

●	The quarterly fair valuation process begins with the Adviser facilitating the delivery of updated quarterly financial and other information relating to each investment to the independent third-party valuation service;

●	The independent third-party valuation service then reviews and analyzes the information, along with relevant market and economic data, and determines proposed valuations for each investment according to the valuation methodologies in the Valuation Policy and communicates the information to the Advisor in the form of a valuation range;

●	The Adviser then reviews the preliminary valuation information for each portfolio company or investment and provides feedback about the accuracy, completeness and timeliness of the valuation-related inputs considered by the independent third-party valuation service and any suggested revisions thereto prior to the independent third-party valuation service finalizing its valuation range;

●	The Adviser then provides the audit committee of the Board with valuation-related information for each investment along with any applicable supporting materials and other information that is relevant to the fair valuation process;

●	The audit committee of the Board meets with the Adviser to receive the relevant quarterly reporting and to discuss any questions from the audit committee in connection with the audit committee’s role in overseeing the fair valuation process; and preliminary valuations will then be presented to and discussed with the audit committee of the Board;

●	Following the completion of fair valuation oversight activities, the audit committee of the Board, with assistance from the Adviser, provides the Board with a report regarding the quarterly valuation process.

Determination of fair value involves subjective judgments and estimates. Accordingly, the notes to the Fund’s consolidated financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Fund’s consolidated financial statements. In making its determination of fair value, the Adviser may use any independent third-party pricing or valuation service, for which it has performed the appropriate level of due diligence. However, the Adviser shall not be required to determine fair value in accordance with the valuation provided by any single source, and may use any relevant data, including information sourced by the Adviser, or from any approved independent third-party valuation or pricing service, that the Adviser deems to be reliable in determining fair value under the circumstances.

Below is a description of factors that the Adviser, any approved independent third-party valuation service and the audit committee of the Board may consider when determining the fair value of the Fund’s investments.

The valuation methods utilized for each portfolio company may vary depending on industry and company-specific considerations. Typically, the first step is to make an assessment as to the enterprise value of the portfolio company’s business in order to establish whether the portfolio company’s enterprise value is greater than the amount of its debt as of the valuation date. This analysis helps to determine a risk profile for the applicable portfolio company and its related investments, and the appropriate valuation methodology to utilize as part of the security valuation analysis. The enterprise valuation may be determined using a market or income approach.

Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, the Fund may incorporate these factors into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the borrower in relation to the face amount of its outstanding debt and the quality of collateral securing the borrower’s debt.

For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (i.e., the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.

Valuation of Collateralized Loan Obligation, or CLO, subordinated notes considers a variety of relevant factors, including recent purchases and sales known to the Adviser in similar securities and output from a third-party financial model. The third-party financial model contains detailed information on the characteristics of CLOs, including recent information about assets and liabilities, and is used to project future cash flows. Key inputs to the model include assumptions for future loan default rates, recovery rates, prepayment rates, reinvestment rates and discount rates. These are determined by considering both observable and third-party market data and prevailing general market assumptions and conventions.

The Fund’s equity interests in companies for which there is no liquid public market are valued at fair value. Generally, the value of the Fund’s equity interests in public companies for which market quotations are readily available will be based upon the most recent closing public market price.

When the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. The Board will subsequently value the warrants or other equity securities received at fair value.

When utilized, derivatives will be priced in the same manner as securities and loans, i.e. primarily by approved independent third-party pricing services, or secondarily through counterparty statements if there are no prices available from such pricing services. With respect to credit derivatives, where liquidity is limited due to the lack of a secondary market for the underlying reference obligation and where a price is not provided by an approved independent third-party pricing service, such derivatives will be valued after considering, among other factors, the valuation provided by the counterparty with which the Fund has established the position. For other over-the-counter derivatives, the value of the underlying securities, among other factors, will be reviewed and considered by the Adviser in determining the appropriate fair value.

Forward foreign currency exchange contracts typically will be valued at their quoted daily prices obtained from an independent third party. Swaps (other than centrally cleared) typically will be valued using valuations provided by an approved independent third-party pricing service. Such valuations generally will be based on the present value of fixed and projected floating rate cash flows over the term of the swap contract and, in the case of credit default swaps, generally will be based on credit spread quotations obtained from broker-dealers and expected default recovery rates determined by the approved independent third-party pricing service using proprietary models. Future cash flows will be discounted to their present value using swap rates provided by electronic data services or by broker-dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty. The aggregate settlement values and notional amounts of the forward foreign currency exchange contracts and swap contracts are not recorded in the consolidated statement of assets and liabilities. Fluctuations in the value of the forward foreign currency exchange contracts and swap contracts are recorded in the consolidated statement of assets and liabilities as an asset (liability) and in the consolidated statement of operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as net realized gains (losses).

Distribution Reinvestment Plan

Pursuant to the Fund’s Distribution Reinvestment Plan (the “DRP”), following the listing of the common shares of the Fund, the Fund will reinvest all cash dividends or distributions declared by the Board on behalf of shareholders who do not elect to receive their distributions in cash. As a result, if the Board declares a distribution, then shareholders who have not elected to “opt out” of the DRP will have their distributions automatically reinvested in additional common shares of the Fund.

Following the listing of the common shares of the Fund on the NYSE, the Fund’s DRP will become effective, and with respect to each distribution pursuant to the DRP, the Fund reserves the right to either issue new common shares or purchase common shares in the open market in connection with implementation of the DRP. Unless the Fund, in its sole discretion, otherwise directs the plan administrator, (A) if the per share market price (as defined in the DRP) is equal to or greater than the estimated net asset value per share (rounded up to the nearest whole cent) of the Fund’s common shares on the payment date for the distribution, then the Fund will issue common shares at the greater of (i) net asset value per share or (ii) 95% of the market price; or (B) if the per share market price is less than the net asset value per share, then, in the sole discretion of the Fund, (i) common shares will be purchased in open market transactions for the accounts of participants to the extent practicable, or (ii) the Fund will issue common shares at net asset value per share. Pursuant to the terms of the DRP, the number of common shares to be issued to a participant will be determined by dividing the total dollar amount of the distribution payable to a participant by the price per share at which the Fund issues such shares; provided, however, that shares purchased in open market transactions by the plan administrator will be allocated to a participant based on the average purchase price, excluding any brokerage charges or other charges, of all common shares purchased in the open market.

If a shareholder receives distributions in the form of common shares pursuant to the DRP, such shareholder generally will be subject to the same federal, state and local tax consequences as if it elected to receive distributions in cash. If the Fund’s common shares are trading at or below net asset value, a shareholder receiving distributions in the form of additional common shares will be treated as receiving a distribution in the amount of cash that they would have received if they had elected to receive the distribution in cash. If the Fund’s common shares are trading above net asset value, a shareholder receiving distributions in the form of additional common shares will be treated as receiving a distribution in the amount of the fair market value of the Fund’s common shares. The shareholder’s basis for determining gain or loss upon the sale of common shares received in a distribution will be equal to the total dollar amount of the distribution payable to the shareholder. Any common shares received in a distribution will have a holding period for tax purposes commencing on the day following the day on which the common shares are credited to the shareholder’s account.

The Fund reserves the right to amend, suspend or terminate the DRP. A shareholder may terminate its account under the DRP by notifying the plan administrator in writing. All correspondence concerning the DRP should be directed to the plan administrator by mail at New FS Specialty Lending Fund, c/o SS&C GIDS, Inc. A shareholder may obtain a copy of the DRP by request to the plan administrator or by contacting the Fund.

Certain Provisions of the Governing Documents

The Fund presently has provisions in its governing documents which could have the effect of limiting, in each case, (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund’s freedom to engage in certain transactions or (iii) the ability of the Fund’s trustees or shareholders to amend the governing documents or effectuate changes in the Fund’s management. These provisions of the governing documents of the Fund may be regarded as “anti-takeover” provisions.

Following the listing, the Board will be divided into three classes, each having a term of no more than three years (except, to ensure that the term of a class of the Fund’s trustees expires each year, one class of the Fund’s trustees will serve an initial one-year term and three-year terms thereafter and another class of its trustees will serve an initial two-year term and three-year terms thereafter). Each year the term of one class of trustees will expire. Accordingly, only those trustees in one class may be changed in any one year, and it would require a minimum of two years to change a majority of the Board. Such system of electing trustees may have the effect of maintaining the continuity of management and, thus, make it more difficult for the shareholders of the Fund to change the majority of trustees. A trustee of the Fund may be removed only for cause by action taken by at least 66 2/3% of the remaining Continuing Trustees followed by the holders of at least 75% of the outstanding shares then entitled to vote in an election of such trustee.

Under the Fund’s Bylaws, advance notice to the Fund of any shareholder proposal is required, potential nominees to the Board must satisfy a series of requirements relating to, among other things, potential conflicts of interest or relationships and fitness to be a trustee of a closed-end fund in order to be nominated or elected as a trustee and any shareholder proposing the nomination or election of a person as a trustee must supply significant amounts of information designed to enable verification of whether such person satisfies such qualifications. Special trustee and shareholder voting requirements apply to mergers, consolidations or the sale of all or substantially all of the Fund’s assets, liquidation, conversion of the Fund into an open-end fund and amendments to several provisions of the Fund’s Declaration of Trust, including the foregoing provisions. Such special voting requirements, which have been considered and determined to be in the best interests of shareholders by the trustees of the Fund, are greater than the voting requirements imposed by the 1940 Act and applicable Delaware law.

The provisions of the Fund’s governing documents described above could have the effect of depriving the owners of shares of the Fund of opportunities to sell their shares at a premium over prevailing market prices, by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of the provisions is to render more difficult the accomplishment of a merger or the assumption of control by a principal shareholder.

Delaware Control Share Statute. Because the Fund is organized as a Delaware statutory trust, upon the listing of its shares on the NYSE, it will be subject to the control share statute (the “Control Share Statute”) contained in Subchapter III of the Delaware Statutory Trust Act (the “DSTA”), which became automatically applicable to listed closed-end funds upon its effective date of August 1, 2022.

The Control Share Statute provides for a series of voting power thresholds above which shares are considered control shares. These thresholds are:

●	10% or more, but less than 15% of all voting power;

●	15% or more, but less than 20% of all voting power;

●	20% or more, but less than 25% of all voting power;

●	25% or more, but less than 30% of all voting power;

●	30% or more, but less than a majority of all voting power; or

●	a majority or more of all voting power.

Voting power is defined by the Control Share Statute as the power to directly or indirectly exercise or direct the exercise of the voting power of Fund shares in the election of trustees. Whether a voting power threshold is met is determined by aggregating the holdings of the acquirer as well as those of its “associates,” as defined by the Control Share Statute.

Once a threshold is reached, an acquirer has no voting rights under the DSTA or the governing documents of the Fund with respect to shares acquired in excess of that threshold (i.e., the “control shares”) unless the restoration of voting rights is approved by shareholders. Approval by shareholders requires the affirmative vote of two-thirds of all votes entitled to be cast on the matter, excluding shares held by the acquirer and its associates as well as shares held by certain insiders of the Fund. The Control Share Statute provides procedures for an acquirer to request a shareholder meeting for the purpose of considering whether voting rights shall be accorded to control shares. Further approval by the Fund’s shareholders would be required with respect to additional acquisitions of control shares above the next applicable threshold level.

The Control Share Statute effectively allows non-interested shareholders to evaluate the intentions and plans of an acquiring person above each threshold level.

Alternatively, the Board is permitted, but not obligated, to exempt specific acquisitions or classes of acquisitions of control shares, either in advance or retroactively. The Board has considered the Control Share Statute and the impact of the Control Share Statute on Fund shareholders and the market for the shares of the Fund following the Reorganization. As of the date hereof, the Board of has not received notice of the occurrence of a control share acquisition nor has been requested to exempt any acquisition. Therefore, the Board has not determined whether the application of the Control Share Statute to an acquisition of Fund shares is in the best interest of the Fund and its shareholders and has not exempted any acquisition or class of acquisitions and, based on the Board’s evaluation of the costs and benefits of the Control Share Statute, has no present intention to exempt any acquisition or class of acquisitions.

If the Board receives a notice of a control share acquisition and/or a request to exempt any acquisition, it will consider whether the application of the Control Share Statute or the granting of such an exemption would be in the best interest of the Fund and its shareholders. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition and, upon request, to provide any information that the Board reasonably believes is necessary or desirable to determine whether a control share acquisition has occurred.

Some uncertainty around the general application under the 1940 Act of state control share statutes exists as a result of recent federal and state court decisions that have found that certain control share by-laws adopted by certain closed-end funds and the opting in by certain closed-end funds to state control share statutes violated the 1940 Act. Additionally, in some circumstances uncertainty may also exist in how to enforce the control share restrictions contained in state control share statutes against beneficial owners who hold their shares through financial intermediaries. The Board has considered the Control Share Statute, the impact of the Control Share Statute on Fund shareholders and the market for the shares of the Fund following the Reorganization, and the uncertainty around the general application under the 1940 Act of the state control share statutes and enforcement of state control share statues. The Board intends to continue to monitor developments relating to the Control Share Statute and the state control share statutes generally.

The foregoing is only a summary of certain aspects of the Control Share Statute. Shareholders should consult their own legal counsel to determine the application of the Control Share Statute with respect to their shares of the Fund and any subsequent acquisitions of shares.

Limitation of Trustees’ and Officers’ Liability

Under the Fund’s declaration of trust and bylaws, and under Delaware law, the Trustees, officers, employees and certain agents of the Fund are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Fund, subject to the limitations of the 1940 Act that prohibit indemnification that would protect such persons against liabilities to the Fund or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.

Long Term Debt [Table Text Block]	Item 10.2. Long-Term Debt. Not applicable. The Fund has not issued any long-term debt.
Long Term Debt, Title [Text Block]	Item 10.2. Long-Term Debt.
Outstanding Securities [Table Text Block]

Item 10.5. Outstanding Securities.

As of the date hereof, there are no outstanding securities of the Fund. Prior to the closing of the Reorganization, the Adviser will acquire one or more shares of the Fund in order to take certain actions as the initial sole shareholder of the Fund.

Closed End Investment Company Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Investment Company; Liquidity Risks. The Fund will be a non-diversified, closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. Closed-end investment companies differ from open-end investment companies (commonly known as mutual funds) in that investors in a closed-end investment company do not have the right to redeem their shares on a daily basis at a price based on the investment company’s net asset value.

Delaware Control Share Statute Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Delaware Control Share Statute. Once the common shares of the Fund are listed on the NYSE, the Fund will become automatically subject to the control share statute (the “Control Share Statute”) contained in Subchapter III of the Delaware Statutory Trust Act (the “DSTA”). The Control Share Statute provides that an acquirer of shares above a series of voting power thresholds has no voting rights under the DSTA or the governing documents of the Fund with respect to shares acquired in excess of that threshold (i.e., the “control shares”) unless the restoration of voting rights is approved by shareholders.

The Control Share Statute could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Fund and may reduce market demand for the Fund’s common shares, which could have the effect of increasing the likelihood that the Fund’s common shares trade at a discount to net asset value and increasing the amount of any such discount.

Restriction On Sales Of Shares Below Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restriction on Sales of Shares Below Net Asset Value. The provisions of the 1940 Act generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end investment company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering), unless such sale is made with the consent of a majority of its common shareholders. The Fund may, from time to time, seek the consent of common shareholders to permit the issuance and sale by the Fund of common shares at a price below the then-current net asset value, subject to certain conditions. If such consent is obtained, the Fund may, contemporaneous with and in no event more than one year following the receipt of such consent, sell common shares at price below net asset value in accordance with any conditions adopted in connection with the giving of such consent. Information regarding any consent of common shareholders obtained by the Fund and the applicable conditions imposed on the issuance and sale by the Fund of common shares at a price below net asset value will be disclosed in the prospectus relating to any such offering of common shares at a price below net asset value. Until such consent of common shareholders, if any, is obtained, the Fund may not sell common shares at a price below net asset value. Following the listing of the Fund’s common shares on the NYSE, this restriction may make it more difficult for the Fund to raise additional assets in the future if the common shares trade at a discount to net asset value. Because the Fund’s advisory fee is based upon average daily gross assets, the Adviser’s interest in recommending the issuance and sale of common shares at a price below net asset value may conflict with the interests of the Fund and its common shareholders.

Future Transactions May Limit The Ability Of Fund To Use Capital Loss Carryforwards Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Future transactions may limit the ability of the Fund to use capital loss carryforwards. The Predecessor Fund has capital loss carryforwards for U.S. federal income tax purposes. By reason of the Reorganization, the Fund will succeed to and take into account the capital loss carryforwards of the Predecessor Fund. Subject to certain limitations, capital loss carryforwards may be used to offset future recognized capital gains. Section 382 of the Internal Revenue Code (the “Code”) imposes an annual limitation on the ability of a corporation, including a RIC, that undergoes an “ownership change” to use its capital loss carryforwards. Generally, an ownership change occurs if certain five percent shareholders and public groups increase their ownership in us by, collectively, 50 percentage points or more during a three-year period. The listing may make it more likely that future transactions involving the common shares of the Fund, including transfers by existing shareholders, could result in such an ownership change. Accordingly, there can be no assurance that an ownership change limiting the ability of the Fund to use capital loss carryforwards (and built-in, unrecognized losses, if any) will not occur in the future. Such a limitation would, for any given year, have the effect of potentially increasing the amount of the Fund’s U.S. federal net capital gains for such year and, hence, the amount of capital gains dividends the Fund would need to distribute to remain a RIC and to avoid U.S. income and excise tax liability.

No Assurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There Can be No Assurance that the Listing will be Completed. Immediately after the closing of the Reorganization, common shares of the Fund will remain illiquid assets for which there will not be a secondary market. However, the Fund intends to seek to list its common shares on the NYSE. The listing of the Fund’s common shares is subject to the approval of the NYSE and satisfaction of the NYSE’s listing standards. The listing of the Fund’s common shares is also subject to final Board approval and market conditions. The Fund intends to apply for listing on the NYSE as soon as practicable following the closing of the Reorganization. There can be no assurance the Fund will successfully complete any such listing.

Discount To Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Discount to Net Asset Value Risk. If the Fund completes a listing of its common shares, shares of closed-end funds frequently trade at a price lower than their net asset value. This is commonly referred to as “trading at a discount.” This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that a fund’s net asset value may decrease. Because the shares of the Predecessor Fund have been illiquid, this risk may be more pronounced during the period shortly after the Listing Date, during which the Fund’s shares may experience greater volatility and may trade at significant discounts to net asset value, due to factors such as the absence of a prior public market, unseasoned trading, the limited number of shares available for trading and limited information about the Fund.

The Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. Whether investors will realize a gain or loss upon the sale of the Fund’s common shares will depend upon whether the market value of the shares at the time of sale is above or below the price the investor paid, taking into account transaction costs, for the common shares and is not directly dependent upon the Fund’s net asset value. Because the market value of the Fund’s common shares will be determined by factors such as the relative demand for and supply of the common shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its common shares will trade at, below or above NAV, or below or above the initial listing price for the common shares. As a result, even if the Fund does complete a listing, shareholders may not receive a return of all of their invested capital upon a sale of their shares on the exchange.

Fractional shares of the Fund received in the Reorganization will be sold in the open market by the Fund’s transfer agent when a shareholder’s shares are transferred from the books of the Fund to a broker or other financial intermediary. The cash received by a shareholder upon such sale by the transfer agent may be reduced if such sales occur at a time that the common shares of the Fund are trading at a discount to NAV.

Adviser Continuity And Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s ability to achieve its investment objectives depends on the Adviser’s ability to manage and support its investment process. If the Fund’s Investment Advisory Agreement were to be terminated, or if the Adviser loses any members of its senior management team, the Fund’s ability to achieve its investment objectives could be significantly harmed.

Because the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service of the Adviser, as well as its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

In addition, the Fund’s Investment Advisory Agreement has a termination provision that allows the parties to terminate the agreement without penalty. The Fund’s Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser, upon 60 days’ written notice to the Fund. If the Fund’s Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Fund’s Investment Advisory Agreement may adversely impact the terms of any existing or future financing arrangement, which could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Relationship Dependency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Because the Fund’s business model depends to a significant extent upon relationships with issuers, private equity sponsors, investment banks and commercial banks, the inability of the Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect the Fund’s business.

If the Adviser fails to maintain its existing relationships with issuers, private equity sponsors, investment banks and commercial banks on which it relies to provide the Fund with potential investment opportunities or develop new relationships with other issuers, sponsors or sources of investment opportunities, the Fund may not be able to grow the investment portfolio. In addition, individuals with whom the Adviser has relationships generally are not obligated to provide the Fund with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Affiliate Transaction Restriction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s ability to enter into transactions with the Fund’s affiliates is restricted.

The Fund is prohibited under the 1940 Act from participating in certain transactions with certain of its affiliates without the prior approval of a majority of the independent members of the Fund’s board of trustees (the “Board”) and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities will be the Fund’s affiliate for purposes of the 1940 Act and the Fund will generally be prohibited from buying or selling any securities from or to such affiliate, absent the prior approval of the Board. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of the Board and, in some cases, the SEC. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers or trustees or their affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security from or to any portfolio company of a fund managed by the Adviser without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to the Fund. Following the Reorganization, the Fund intends to rely on an exemptive relief order dated April 29, 2025, granted to the Predecessor Fund and certain of its affiliates which permits the Fund, subject to the satisfaction of certain conditions, to co-invest in certain privately negotiated investment transactions with certain of the Fund’s affiliates, or the “FS Order.” Pursuant to the FS Order, the Fund is permitted to co-invest in certain privately negotiated transactions with certain affiliates of the Adviser, including, among others, FS Credit Opportunities Corp. and FS Credit Income Fund.

Competitive Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund operates in a highly competitive market for investment opportunities, which could reduce returns and result in losses.

A number of entities compete with the Fund to make the types of investments that the Fund plans to make and the Fund believes that recent market trends have increased the number of competitors seeking to invest in loans to private, middle market companies in the United States. The Fund competes with public and private funds, commercial and investment banks, commercial financing companies and, to the extent they provide an alternative form of financing, private equity and hedge funds. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund does. For example, the Fund believes some of the Fund’s competitors have access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors could have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than the Fund. Furthermore, many of the Fund’s competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund as a closed-end fund, or the source of income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC. The competitive pressures the Fund faces could have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows. As a result of this competition, the Fund’s can provide no assurance that it will be able to take advantage of attractive investment opportunities that arise from time to time, and the Fund can provide no assurance that they will be able to identify and make investments that are consistent with its investment objectives.

The amount of capital in the private debt markets and overall competition for loans could result in short-term returns for the Fund that is lower than its long-term targets. If there is a decrease in the number of new investment opportunities in U.S. middle market companies, and if such conditions continue for an extended amount of time, they could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Identifying, structuring and consummating investments involves competition among capital providers and market and transaction uncertainty. The Adviser can provide no assurance that it will be able to identify a sufficient number of suitable investment opportunities or to avoid prepayment of existing investments to satisfy the Fund’s investment objectives, including as necessary to effectively structure credit facilities or other forms of leverage. The loan origination market is very competitive, which can result in loan terms that are more favorable to borrowers, and conversely less favorable to lenders, such as lower interest rates and fees, weaker borrower financial and other covenants, borrower rights to cure defaults, and other terms more favorable to borrowers than current or historical norms. Increased competition could cause the Fund to make more loans that are “cov-lite” in nature and, in a distressed scenario, there can be no assurance that these loans will retain the same value as loans with a full package of covenants. As a result of these conditions, the market for leveraged loans could become less advantageous than expected for the Fund, and this could increase default rates, decrease recovery rates or otherwise harm the Fund’s returns. The risk of prepayment is also higher in the current competitive environment if borrowers are offered more favorable terms by other lenders. The financial markets have experienced substantial fluctuations in prices and liquidity for leveraged loans. Any further disruption in the credit and other financial markets could have substantial negative effects on general economic conditions, the availability of required capital for companies and the operating performance of such companies. These conditions also could result in increased default rates and credit downgrades, and affect the liquidity and pricing of the investments made by the Fund. Conversely, periods of economic stability and increased competition among capital providers could increase the difficulty of locating investments that are desirable for the Fund.

With respect to the investments the Fund makes, the Fund does not seek to compete based primarily on the interest rates the Fund offers, and the Fund believes that some of the Fund’s competitors could make loans with interest rates that will be lower than the rates the Fund offers. In the secondary market for acquiring existing loans, the Fund competes generally on the basis of pricing terms. With respect to all investments, the Fund could lose some investment opportunities if the Fund does not match competitors’ pricing, terms and structure. However, if we match the Fund’s competitors’ pricing, terms and structure, the Fund could experience decreased net interest income, lower yields and increased risk of credit loss. The Fund could also compete for investment opportunities with accounts managed or sponsored by the Adviser or its affiliates. Although he Adviser allocates opportunities in accordance with its allocation policy, allocations to such other accounts will reduce the amount and frequency of opportunities available to the Fund and thus not necessarily be in the best interests of the Fund and its securityholders. Moreover, the performance of investments will not be known at the time of allocation.

Policy Change Flexibility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Board may change its investment policy by providing shareholders with 60 days’ prior notice, or may modify or waive its current operating policies and strategy without prior notice or shareholder approval, the effects of which may be adverse.

The Fund’s current investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation by investing primarily in private and public credit in a broad set of industries, sectors and sub-sectors. The Fund’s current investment policy is to invest primarily in a portfolio of secured and unsecured floating and fixed rate loans, bonds and other types of credit instruments, which, under normal circumstances, will represent at least 80% of the Fund’s total assets.

This investment policy may be changed by the Board provides shareholders with at least 60 days’ prior notice. In addition, the Board has the authority to modify or waive the current operating policies, investment criteria and strategy without prior notice and without shareholder approval. The Fund cannot predict the effect any changes to the Fund’s investment policies, current operating policies, investment criteria and strategy would have on the Fund’s business, net asset value, operating results and the value of the Fund’s common shares. However, the effects might be adverse, which could negatively impact the Fund’s ability to pay distributions to shareholders and cause shareholders to lose all or part of their investment. Finally, if the Fund is not successful in listing its common shares, Fund shareholders will be limited in their ability to sell their common shares in response to any changes in the Fund’s investment policy, operating policies, investment criteria or strategy.

Capital Funding Uncertainty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is uncertain of sources for funding of future capital needs and if the Fund cannot obtain debt or equity financing on acceptable terms, or at all, the Fund’s ability to acquire investments and to expand operations will be adversely affected.

Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and the Fund may require debt or equity financing to operate. The Fund may also need to access the capital markets to refinance existing debt obligations to the extent maturing obligations are not repaid with cash flows from operations. In order to maintain RIC tax treatment, the Fund must make distributions to its shareholders each tax year on a timely basis generally of an amount at least equal to 90% of the Fund’s investment company taxable income, determined without regard to any deduction for distributions paid, and the amounts of such distributions will therefore not be available to fund investment originations or to repay maturing debt. In addition, with certain limited exceptions, the Fund is only allowed to borrow amounts or issue debt securities or preferred shares, which we refer to collectively as “senior securities,” such that the Fund’s asset coverage, as calculated pursuant to the 1940 Act, equals at least 200% immediately after such borrowing, which, in certain circumstances, may restrict the Fund’s ability to borrow or issue debt securities or preferred shares. In the event that the Fund develops a need for additional capital in the future for investments or for any other reason, and the Fund cannot obtain debt or equity financing on acceptable terms, or at all, the Fund’s ability to acquire investments and to expand its operations will be adversely affected. As a result, the Fund would be less able to allocate the portfolio among various issuers and industries and achieve the Fund’s investment objectives, which may negatively impact the Fund’s results of operations and reduce the Fund’s ability to make distributions to its shareholders.

Cybersecurity And Data Infrastructure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If the Fund, its affiliates and third-party service providers are unable to maintain the availability of electronic data systems and safeguard the security of data, the Fund’s ability to conduct business may be compromised, which could impair the Fund’s liquidity, disrupt the Fund’s business, damage the Fund’s reputation or otherwise adversely affect the Fund’s business.

Cybersecurity refers to the combination of technologies, processes, and procedures established to protect information technology systems and data from unauthorized access, attack, or damage. The Fund, its affiliates and third-party service providers are subject to cybersecurity risks. The Fund’s business operations rely upon secure information technology systems for data processing, storage and reporting. The Fund depends on the effectiveness of the information and cybersecurity policies, procedures and capabilities maintained by the Fund’s affiliates and third-party service providers to protect its computer and telecommunications systems and the data that reside on or are transmitted through them. Cybersecurity risks have significantly increased in recent years and, while the Fund has not experienced any material losses relating to cyber attacks or other information security breaches, the Fund could suffer such losses in the future. The Fund, its affiliates and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact, as well as cyber-attacks that do not have a security impact but may nonetheless cause harm, such as causing denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) on websites, servers or other online systems. If one or more of such events occur, it potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of the Fund’s affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations.

Substantial costs may be incurred in order to prevent any cyber incidents in the future. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. There is no assurance that any efforts to mitigate cybersecurity risks undertaken by the Fund, its affiliates, or third-party service providers will be effective. If the Fund fails to comply with the relevant laws and regulations, the Fund could suffer financial losses, a disruption of the Fund’s business, liability to investors, regulatory intervention or reputational damage.

Regulatory Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in laws or regulations governing the Fund’s operations or the operations of the Fund’s business partners may adversely affect the Fund’s business or cause the Fund to alter its business strategy.

The Fund, its portfolio companies and other counterparties are subject to regulation at the local, state and federal level. New legislation may be enacted, amended or repealed or new interpretations, rulings or regulations could be adopted, including those governing the types of investments the Fund is permitted to make, any of which could harm the Fund and its shareholders, potentially with retroactive effect. For example, certain provisions of the Dodd-Frank Act, which influences many aspects of the financial services industry, have been amended or repealed and the Code has been substantially amended and reformed. Uncertainty regarding the new presidential administration’s agenda with respect to legislation and regulations affecting the financial services industry or taxation could also adversely impact the Fund’s business or the business of the Fund’s portfolio companies. New or repealed legislation, interpretations, rulings or regulations could require changes to certain business practices of the Fund or its portfolio companies, negatively impact the operations, cash flows or financial condition of the Fund or its portfolio companies, impose additional costs on the Fund or its portfolio companies or otherwise adversely affect the Fund’s business or the business of the Fund’s portfolio companies.

Additionally, any changes to or repeal of the laws and regulations governing the Fund’s operations relating to permitted investments may cause the Fund to alter its investment strategy to avail the Fund of new or different opportunities. Such changes could result in material differences to the Fund’s strategies and plans and may result in the Fund’s investment focus shifting from the areas of expertise of the Adviser to other types of investments in which the Adviser may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s financial condition and results of operations and the value of a shareholder’s investment.

Public Company Compliance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

As a SEC-reporting company, the Fund is subject to regulations not applicable to private companies, such as provisions of the Sarbanes-Oxley Act. Efforts to comply with such regulations involve significant expenditures, and non-compliance with such regulations may adversely affect the Fund.

As a SEC-reporting company, the Fund is subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. Management is required to report on the Fund’s internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. The Fund is required to review on an annual basis its internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting.

Developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact the Fund’s financial performance and the Fund’s ability to make distributions. This process also may result in a diversion of the Fund’s management’s time and attention. The Fund cannot be certain of when the Fund’s evaluation, testing and remediation actions will be completed or the impact of the same on the Fund’s operations. In addition, the Fund may be unable to ensure that the process is effective or that the Fund’s internal controls over financial reporting are or will be effective in a timely manner. In the event that the Fund is unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, the Fund may be adversely affected.

Regulated Investment Company Regulatory Capital Raising Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulations governing the Fund’s operation as a RIC will affect the Fund’s ability to raise, and the way in which the Fund raises, additional capital or borrow for investment purposes, which may have a negative effect on the Fund’s growth.

As a result of the Fund’s need to satisfy the Annual Distribution Requirement (as defined below) in order to maintain RIC tax treatment under Subchapter M of the Code, the Fund may need to periodically access the capital markets to raise cash to fund new investments. The Fund may issue “senior securities,” as defined in the 1940 Act, including issuing preferred shares, borrowing money from banks or other financial institutions or issuing debt securities only in amounts such that the Fund’s asset coverage, as defined in the 1940 Act, equals at least 200% after such incurrence or issuance. The Fund’s ability to issue certain other types of securities is also limited. Under the 1940 Act, the Fund is also generally prohibited from issuing or selling its shares at a price per share, after deducting underwriting commissions, that is below its net asset value per share, without first obtaining approval for such issuance from the Fund’s shareholders and independent trustees. Compliance with these limitations on the Fund’s ability to raise capital may unfavorably limit its investment opportunities. These limitations may also reduce the Fund’s ability in comparison to other companies to profit from favorable spreads between the rates at which the Fund can borrow and the rates at which it can lend.

In addition, because the Fund incurs indebtedness for investment purposes, if the value of the Fund’s assets declines, the Fund may be unable to satisfy the asset coverage test under the 1940 Act, which would prohibit the Fund from paying distributions and, as a result, could cause the Fund to be subject to corporate-level tax on its income and capital gains, regardless of the amount of distributions paid. If the Fund cannot satisfy the asset coverage test, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s debt financing, repay a portion of its indebtedness at a time when such sales may be disadvantageous.

Derivatives And Leverage Exposure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund may invest in derivatives or other assets that expose us to certain risks, including market risk, liquidity risk and other risks similar to those associated with the use of leverage.

The Fund may use derivative instruments including, in particular, swaps and other similar transactions, in seeking to achieve its investment objectives or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, these derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage. The use of derivatives may subject the Fund to various risks, including counterparty risk, currency risk, leverage risk, liquidity risk, correlation risk, index risk and regulatory risk.

Furthermore, the Fund’s ability to successfully use derivatives depends on the Adviser’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. Additionally, segregated liquid assets, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to us for investment purposes.

Rule 18f-4 under the 1940 Act, or the Derivatives Rule, provides a comprehensive framework for the use of derivatives by closed-end funds. The Derivatives Rule permits closed-end funds, subject to various conditions described below, to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act.

Closed-end funds that don’t qualify as “limited derivatives users” as defined below, are required by the Derivatives Rule to, among other things, (i) adopt and implement a derivatives risk management program, or DRMP, and new testing requirements; (ii) comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk, or VaR; and (iii) comply with new requirements related to board and SEC reporting. The DRMP must be administered by a “derivatives risk manager,” who is appointed by the board and periodically reviews the DRMP and reports to the board.

The Derivatives Rule provides an exception from the DRMP, VaR limit and certain other requirements for a closed-end fund that limits its “derivatives exposure” to no more than 10% of its net assets (as calculated in accordance with the Derivatives Rule), or a limited derivatives user, provided that the closed-end fund establishes appropriate policies and procedures reasonably designed to manage derivatives risks, including the risk of exceeding the 10% “derivatives exposure” threshold.

The requirements of the Derivatives Rule may limit the Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the Fund’s performance. The rule also may not be effective to limit the Fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the Fund’s derivatives or other investments. There may be additional regulation of the use of derivatives transactions by closed-end funds, which could significantly affect the Fund’s use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

Earnings Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund may experience fluctuations in its quarterly results.

The Fund could experience fluctuations in its quarterly operating results due to a number of factors, including the Fund’s ability or inability to make investments in companies that meet its investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in the Fund’s markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

Banking Sector Exposure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund and its portfolio companies may maintain cash balances at financial institutions that exceed federally insured limits and may otherwise be materially affected by adverse developments affecting the financial services industry, such as actual events or concerns involving liquidity, defaults or non-performance by financial institutions or transactional counterparties.

The Fund’s cash is held in accounts at U.S. banking institutions. Cash held by the Fund and its portfolio companies in non-interest-bearing and interest-bearing operating accounts may exceed the Federal Deposit Insurance Corporation insurance limits. If such banking institutions were to fail, the Fund or its portfolio companies could lose all or a portion of those amounts held in excess of such insurance limitations. In addition, actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions, transactional counterparties or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems, which could adversely affect the Fund’s and the Fund’s portfolio companies’ business, financial condition, results of operations, or prospects.

Although the Fund assesses its portfolio companies’ banking relationships as necessary or appropriate, the Fund’s and its portfolio companies’ access to funding sources and other credit arrangements in amounts adequate to finance or capitalize the Fund’s and its portfolio companies’ respective current and projected future business operations could be significantly impaired by factors that affect the Fund or its portfolio companies, the financial institutions with which the Fund or its portfolio companies have arrangements directly, or the financial services industry or economy in general. These factors could include, among others, events such as liquidity constraints or failures, the ability to perform obligations under various types of financial, credit or liquidity agreements or arrangements, disruptions or instability in the financial services industry or financial markets, or concerns or negative expectations about the prospects for companies in the financial services industry. These factors could involve financial institutions or financial services industry companies with which the Fund and its portfolio companies have financial or business relationships but could also include factors involving financial markets or the financial services industry generally.

In addition, investor concerns regarding the U.S. or international financial systems could result in less favorable commercial financing terms, including higher interest rates or costs and tighter financial and operating covenants, or systemic limitations on access to credit and liquidity sources, thereby making it more difficult for the Fund or its portfolio companies to acquire financing on acceptable terms or at all.

Artificial Intelligenceand Machine Learning Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is subject to risks associated with artificial intelligence and machine learning technology.

Artificial intelligence, including machine learning and similar tools and technologies that collect, aggregate, analyze or generate data or other materials, or collectively, AI, and its current and potential future applications including in the private investment and financial industries, as well as the legal and regulatory frameworks within which AI operates, continue to rapidly evolve.

Recent technological advances in AI pose risks to the Fund, the Adviser, and the Fund’s portfolio investments. The Fund and its portfolio investments could also be exposed to the risks of AI if third-party service providers or any counterparties, whether or not known to the Fund, also use AI in their business activities. The Fund and its portfolio companies may not be in a position to control the use of AI technology in third-party products or services.

Use of AI could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming accessible by other third-party AI applications and users. While the Adviser does not currently use AI to make investment recommendations, the use of AI could also exacerbate or create new and unpredictable risks to the Fund’s business, the Adviser’s business, and the business of the Fund’s portfolio companies, including by potentially significantly disrupting the markets in which the Fund and its portfolio companies operate or subjecting the Fund, its portfolio companies and the Adviser to increased competition and regulation, which could materially and adversely affect the business, financial condition or results of operations of the Fund, its portfolio companies and the Adviser. In addition, the use of AI by bad actors could heighten the sophistication and effectiveness of cyber and security attacks experienced by the Fund’s portfolio companies and the Adviser.

Independent of its context of use, AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that AI technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error—potentially materially so—and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI technology. To the extent that the Fund or its portfolio investments are exposed to the risks of AI use, any such inaccuracies or errors could have adverse impacts on the Fund or its investments.

AI technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.

Litigation Exposure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund and the Adviser could be the target of litigation.

The Fund and the Adviser could become the target of securities class action litigation or other similar claims if the Fund’s common share price fluctuates significantly or for other reasons. The proceedings could continue without resolution for long periods of time and the outcome of any such proceedings could materially adversely affect the Fund’s business, financial condition, and/or operating results. Any litigation or other similar claims could consume substantial amounts of management’s time and attention, and that time and attention and the devotion of associated resources could, at times, be disproportionate to the amounts at stake. Litigation and other claims are subject to inherent uncertainties, and a material adverse impact on the Fund’s financial statements could occur for the period in which the effect of an unfavorable final outcome in litigation or other similar claims becomes probable and reasonably estimable. In addition, the Fund could incur expenses associated with defending itself against litigation and other similar claims, and these expenses could be material to the Fund’s earnings in future periods.

Shareholder Activism Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s business and operations could be negatively affected if the Fund becomes subject to shareholder activism, which could cause the Fund to incur significant expense, hinder the execution of the Fund’s investment strategy or impact the Fund’s share price.

Shareholder activism, which could take many forms, including making public demands that the Fund consider certain strategic alternatives, engaging in public campaigns to attempt to influence the Fund’s corporate governance and/or management, and commencing proxy contests to attempt to elect the activists’ representatives or others to the Board, or arise in a variety of situations, has been increasing in the closed-end fund spaces recently. While the Fund is currently not subject to any shareholder activism, because of a variety of reasons, the Fund may in the future become the target of shareholder activism. Shareholder activism could result in substantial costs and divert management’s and the Board’s attention and resources from the Fund’s business. Additionally, such shareholder activism could give rise to perceived uncertainties as to the Fund’s future and adversely affect the Fund’s relationships with service providers and the Fund’s portfolio companies. Also, the Fund may be required to incur significant legal and other expenses related to any activist shareholder matters.

Adviser Conflict Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There may be conflicts of interest related to obligations the Adviser’s senior management and investment teams have to the Fund‘s affiliates and to other clients.

The members of the senior management and investment teams of the Adviser serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund does, or of investment vehicles managed by the same personnel. For example, the officers, managers and other personnel of the Adviser serve and may serve in the future in similar capacities for the investment advisers to the other funds managed or advised by Future Standard (formerly FS Investments), and may serve in similar or other capacities for the investment advisers to future investment vehicles affiliated with Future Standard. In serving in these multiple and other capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the Fund’s best interests or in the best interest of the Fund’s shareholders. The Fund’s investment objectives may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. For example, the Fund relies on the Adviser to manage its day-to-day activities and to implement its investment strategy. The Adviser and certain of its affiliates are presently, and plan in the future to continue to be, involved with activities which are unrelated to the Fund. As a result of these activities, the Adviser, its employees and certain of its affiliates will have conflicts of interest in allocating their time between the Fund and other activities in which they are or may become involved, including the management of other entities affiliated with Future Standard. The Adviser and its employees will devote only as much of its or their time to the Fund’s business as the Adviser and its employees, in their judgment, determine is reasonably required, which may be substantially less than their full time. The officers of the Adviser and its affiliates devote as much time to the Fund as the Adviser deems appropriate; however, these officers may have conflicts in allocating their time and services among the Fund and the Adviser and its affiliates’ accounts. During times where there are turbulent conditions or distress in the credit markets or other times when the Fund will need focused support and assistance from the Adviser and affiliates’ employees, other entities that the Adviser advises or manages will likewise require greater focus and attention, placing the Adviser and the Fund’s resources in high demand. In such situations, the Fund may not receive the necessary support and assistance the Fund requires or would otherwise receive if the Adviser or its affiliates did not act as a manager for other entities.

The Fund, directly or through the Adviser, may obtain confidential information about the companies or securities in which the Fund has invested or may invest. If the Fund possesses confidential information about such companies or securities, there may be restrictions on the Adviser’s ability to dispose of, increase the amount of, or otherwise take action with respect to the securities of such companies. The Adviser and the Fund’s management of other accounts could create a conflict of interest to the extent the Adviser or FS is aware of material non-public information concerning potential investment decisions. For example, an affiliate of FS’s membership in a loan syndicate or on a loan borrower’s creditors’ committee could potentially prevent the Adviser from entering into a transaction involving a CLO that holds the related loan. The Fund has implemented compliance procedures and practices designed to ensure that investment decisions are not improperly made while in possession of material non-public information. There can be no assurance, however, that these procedures and practices will be effective. In addition, this conflict and these procedures and practices may limit the freedom of the Adviser to make potentially profitable investments, which could have an adverse effect on the Fund’s operations. These limitations imposed by access to confidential information could materially adversely affect the Fund’s business, financial condition and results of operations, and the Fund’s ability to pay dividends to shareholders.

Adviser Compensation Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There are risks and conflicts of interests associated with the Base Management Fee the Fund is obligated to pay the Adviser.

The Fund pays the Adviser a base management fee based on gross assets, regardless of the performance of the portfolio. The Adviser’s entitlement to such non-performance-based compensation might reduce its incentive to devote the time and effort of its professionals to seeking profitable opportunities for the Fund’s portfolio, which could result in worse performance for the Fund’s portfolio and could materially adversely affect the Fund’s business, financial condition and results of operations, and its ability to pay dividends to shareholders. Furthermore, the participation of the Adviser (including its investment professionals) in the Fund’s valuation process, and the financial interest of the Fund’s interested trustees in the Adviser, creates a conflict of interest as the base management fee payable to the Adviser is based, in part, on the Fund’s gross assets.

The Adviser and its affiliates, including the Fund’s officers and some of the Fund’s trustees, face conflicts of interest caused by compensation arrangements with the Fund and its affiliates, which could result in actions that are not in the best interests of the Fund’s shareholders.

The Adviser and its affiliates receive substantial fees from the Fund in return for their services, and these fees could influence the advice provided to the Fund. The Fund pays to the Adviser an incentive fee that is based on the performance of the Fund’s portfolio and an annual base management fee that is based on the value of the Fund’s gross assets. Because the incentive fee is based on the performance of the portfolio, the Adviser may be incentivized to make investments on the Fund’s behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee is determined may also encourage the Adviser to use leverage to increase the return on the Fund’s investments. In addition, because the base management fee of the Fund is based upon the value of the Fund’s gross assets, which includes any borrowings for investment purposes, the Adviser may be incentivized to recommend the use of leverage or the issuance of additional equity to make additional investments and increase the average value of the Fund’s gross assets. Under certain circumstances, the use of leverage may increase the likelihood of default, which could disfavor holders of the Fund’s common shares. The Fund’s compensation arrangements could therefore result in the Fund making riskier or more speculative investments, or relying more on leverage to make investments, than would otherwise be the case. This could result in higher investment losses, particularly during cyclical economic downturns.

Incentive Compensation Misalignment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund may be obligated to pay the Adviser incentive compensation even if the Fund incurs a net loss due to a decline in the value of the portfolio.

The Fund’s Investment Advisory Agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the portfolio or if the Fund incurs a net loss for that quarter.

Any incentive fee payable by the Fund that relates to the Fund’s net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the incentive fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund paying an incentive fee on income the Fund never received.

For U.S. federal income tax purposes, the Fund is required to recognize taxable income (such as deferred interest that is accrued as original issue discount) in some circumstances in which the Fund does not receive a corresponding payment in cash and to make distributions with respect to such income to maintain the Fund’s status as a RIC. Under such circumstances, the Fund may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under the Code. This difficulty in making the required distribution may be amplified to the extent that the Fund is required to pay an incentive fee with respect to such accrued income. As a result, the Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital, or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Adviser Resource Diversion Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The time and resources that the Adviser and individuals employed by the Adviser devote to the Fund may be diverted and the Fund may face additional competition due to the fact that individuals employed by the Adviser are not prohibited from raising money for or managing another entity that makes the same types of investments that the Fund targets.

Neither the Adviser, nor persons providing services to the Fund on behalf of the Adviser, are prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Fund targets. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities.

Speculative Investment Incentive Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s incentive fee may induce the Adviser to make speculative investments.

The incentive fee payable by the Fund to the Adviser may create an incentive for it to enter into investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Fund’s base management fees are payable based upon gross assets, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor holders of the Fund’s common shares. Such a practice could result in the Fund investing in more speculative securities than would otherwise be in the Fund’s best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Adviser Indemnification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Adviser’s liability is limited under the Fund’s Investment Advisory Agreement, and the Fund is required to indemnify the Adviser against certain liabilities, which may lead it to act in a riskier manner on the Fund’s behalf than it would when acting for its own account.

Pursuant to the Fund’s Investment Advisory Agreement, the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Adviser will not be liable to the Fund for their acts under such investment advisory agreement, absent willful misfeasance, bad faith or gross negligence in the performance of their duties. The Fund has agreed to indemnify, defend and protect the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Adviser with respect to all damages, liabilities, costs and expenses resulting from acts of the Adviser not arising out of willful misfeasance, bad faith or gross negligence in the performance of their duties under the applicable investment advisory agreement. These protections may lead the Adviser to act in a riskier manner when acting on the Fund’s behalf than it would when acting for its own account.

Inflation Impact Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation may adversely affect the business, results of operations and financial condition of the Fund’s portfolio companies.

Certain of the Fund’s portfolio companies are in industries that may be impacted by inflation. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on the Fund’s loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in the Fund’s portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of the Fund’s investments could result in future realized or unrealized losses and therefore reduce the Fund’s net assets resulting from operations.

Portfolio Company Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s investments in prospective portfolio companies may be risky, and the Fund could lose all or part of the Fund’s investment.

The Fund’s investments may be risky and there is no limit on the amount of any such investments in which the Fund may invest.

Senior Secured Loans, Second Lien Secured Loans and Senior Secured Bonds. There is a risk that any collateral pledged by portfolio companies in which the Fund has taken a security interest may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent the Fund’s debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s security interest may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the debt. Secured debt that is under-collateralized involves a greater risk of loss. In addition, second lien secured debt is granted a second priority security interest in collateral, which means that any realization of collateral will generally be applied to pay senior secured debt in full before second lien secured debt is paid. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the debt’s terms, or at all, or that the Fund will be able to collect on the debt should the Fund be forced to enforce the Fund’s remedies.

Unsecured Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unsecured Debt. The Fund’s unsecured debt investments will generally rank junior in priority of payment to senior debt and will generally be unsecured. This may result in a heightened level of risk and volatility or a loss of principal, which could lead to the loss of the entire investment. These investments may involve additional risks that could adversely affect the Fund’s investment returns. To the extent interest payments associated with such debt are deferred, such debt may be subject to greater fluctuations in valuations, and such debt could subject the Fund and the Fund’s shareholders to non-cash income. Because the Fund will not receive any principal repayments prior to the maturity of some of the Fund’s unsecured debt investments, such investments will be of greater risk than amortizing loans.

Equity and Equity-Related Securities. The Fund may make select equity investments in income-oriented preferred or common equity interests. In addition, when the Fund invests in senior secured loans and notes or unsecured debt, the Fund may acquire warrants to purchase equity securities. In connection with certain of the Fund’s debt investments or any restructurings of these debt investments, the Fund may on occasion receive equity interests, including warrants or options, as additional consideration or otherwise in connection with a restructuring. The equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from the Fund’s equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences.

Convertible Securities. The Fund may invest in convertible securities, such as bonds, debentures, notes, preferred stocks or other securities that may be converted into, or exchanged for, a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by us is called for redemption, it will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objectives.

Non-U.S. Securities. The Fund may invest in non-U.S. securities, which may include securities denominated in U.S. dollars or in non-U.S. currencies and securities of companies in emerging markets, to the extent permitted by the 1940 Act. Because evidences of ownership of such securities usually are held outside the United States, the Fund would be subject to additional risks if the Fund invested in non-U.S. securities, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the non-U.S. securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Because non-U.S. securities may be purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected unfavorably by changes in currency rates and exchange control regulations. In addition, investing in securities of companies in emerging markets involves many risks, including potential inflationary economic environments, regulation by foreign governments, different accounting standards, political uncertainties and economic, social, political, financial, tax and security conditions in the applicable emerging market, any of which could negatively affect the value of companies in emerging markets or investments in their securities.

Structured Products. The Fund may invest in structured products, which may include collateralized debt obligations, collateralized bond obligations, collateralized loan obligations, structured notes and credit-linked notes. When investing in structured products, the Fund may invest in any level of the subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). Structured products may be highly levered and therefore, the junior debt and equity tranches that the Fund may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, the Fund will generally have the right to receive payments only from the issuer or counterparty, and will generally not have direct rights against the underlying borrowers or entities. Furthermore, the investments the Fund makes in structured products are at times thinly traded or have only a limited trading market. As a result, investments in such structured products may be characterized as illiquid securities.

Derivatives. The Fund may invest from time to time in derivatives, including total return swaps, interest rate swaps, credit default swaps and foreign currency forward contracts. Derivative investments have risks, including: the imperfect correlation between the value of such instruments and the Fund’s underlying assets, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and the Fund’s claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Investments in Asset-Based Opportunities. The Fund may invest in asset-based opportunities directly or through joint ventures, investment platforms, private investment funds or other business entities that provide one or more of the following services: origination or sourcing of potential investment opportunities, due diligence and negotiation of potential investment opportunities and/or servicing, development and management (including turnaround) and disposition of investments. Such investments may be in or alongside existing or newly formed operators, consultants and/or managers that pursue such opportunities and may or may not include capital and/or assets contributed by third-party investors. Such investments may include opportunities to direct-finance physical assets, such as airplanes and ships, and/or operating assets, such as financial service entities, as opposed to investment securities, or to invest in origination and/or servicing platforms directly. In valuing the Fund’s investments, the Fund relies primarily on information provided by operators, consultants and/or managers. Valuations of illiquid securities involve various judgments and consideration of factors that may be subjective. There is a risk that inaccurate valuations could adversely affect the value of the Fund’s common shares. The Fund may not be able to promptly withdraw the Fund’s investment in these asset-based opportunities, which may result in a loss to the Fund and adversely affect the Fund’s investment returns.

Below Investment Grade Risk. In addition, the Fund invests in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid.

International Investments Create Additional Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

International investments create additional risks.

The Fund expects to make investments in portfolio companies that are domiciled outside of the United States. Such investments will subject the Fund to many of the same risks as the Fund’s domestic investments, as well as certain additional risks, including the following:

●	foreign governmental laws, rules and policies, including those restricting the ownership of assets in the foreign country or the repatriation of profits from the foreign country to the United States;

●	foreign currency devaluations that reduce the value of and returns on the Fund’s foreign investments;

●	adverse changes in the availability, cost and terms of investments due to the varying economic policies of a foreign country in which the Fund invests;

●	adverse changes in tax rates, the tax treatment of transaction structures and other changes in operating expenses of a particular foreign country in which the Fund invests;

●	the assessment of foreign-country taxes (including withholding taxes, transfer taxes and value added taxes, any or all of which could be significant) on income or gains from the Fund’s investments in the foreign country;

●	adverse changes in foreign-country laws, including those relating to taxation, bankruptcy and ownership of assets;

●	changes that adversely affect the social, political and/or economic stability of a foreign country in which the Fund invests;

●	high inflation in the foreign countries in which the Fund invests, which could increase the costs to the Funds of investing in those countries;

●	deflationary periods in the foreign countries in which the Fund invests, which could reduce demand for the Fund’s assets in those countries and diminish the value of such investments and the related investment returns to the Fund; and

●	legal and logistical barriers in the foreign countries in which the Fund invests that materially and adversely limit the Fund’s ability to enforce its contractual rights with respect to those investments.

In addition, the Fund may make investments in countries whose governments or economies may prove unstable. Certain of the countries in which the Fund may invest may have political, economic and legal systems that are unpredictable, unreliable or otherwise inadequate with respect to the implementation, interpretation and enforcement of laws protecting asset ownership and economic interests. In some of the countries in which the Fund may invest, there may be a risk of nationalization, expropriation or confiscatory taxation, which may have an adverse effect on the Fund’s portfolio companies in those countries and the rates of return that the Fund is able to achieve on such investments. The Fund may also lose the total value of any investment which is nationalized, expropriated or confiscated. The financial results and investment opportunities available to the Fund, particularly in developing countries and emerging markets, may be materially and adversely affected by any or all of these political, economic and legal risks.

Private Fund Exposure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s investments in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities, subject the Fund indirectly to the underlying risks of such private investment funds and additional fees and expenses.

The Fund may invest in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities which would be required to register as investment companies but for an exemption under Sections 3(c)(1) and 3(c)(7) of the 1940 Act. The Fund’s investments in private funds are subject to substantial risks. Investments in such private investment funds expose the Fund to the risks associated with the businesses of such funds or entities as well as such private investment Fund’s portfolio companies. These private investment funds may or may not be registered investment companies and, thus, may not be subject to protections afforded by the 1940 Act, covering, among other areas, liquidity requirements, governance by an independent board, affiliated transaction restrictions, leverage limitations, public disclosure requirements and custody requirements.

The Fund relies primarily on information provided by managers of private investment funds in valuing the Fund’s investments in such funds. There is a risk that inaccurate valuations provided by managers of private investment funds could adversely affect the value of the Fund’s common shares. In addition, there can be no assurance that a manager of a private investment fund will provide advance notice of any material change in such private investment fund’s investment program or policies and thus, the Fund’s investment portfolio may be subject to additional risks which may not be promptly identified by the Adviser. Moreover, the Fund may not be able to withdraw the Fund’s investments in certain private investment funds promptly after the Fund makes a decision to do so, which may result in a loss to the Fund and adversely affect the Fund’s investment returns.

Investments in the securities of private investment funds may also involve duplication of advisory fees and certain other expenses. By investing in private investment funds indirectly through the Fund, shareholders bear a pro rata portion of the Fund’s advisory fees and other expenses, and also indirectly bear a pro rata portion of the advisory fees, performance-based allocations and other expenses borne by the Fund as an investor in the private investment funds. In addition, the purchase of the shares of some private investment funds requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such investment companies’ portfolio securities.

In addition, certain private investment funds may not provide the Fund with the liquidity the Fund requires and would thus subject the Fund to liquidity risk. Further, even if an investment in a private investment fund is deemed liquid at the time of investment, the private investment fund may, in the future, alter the nature of the Fund’s investments and cease to be a liquid investment fund, subjecting the Fund to liquidity risk.

Hedging Instrument Effectiveness Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund may acquire various structured financial instruments for purposes of “hedging” or reducing the Fund’s risks, which may be costly and ineffective and could reduce the cash available to service debt or for distribution to shareholders.

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase the Fund’s losses. Further, hedging transactions may reduce cash available to service the Fund’s debt or pay distributions to the Fund’s shareholders.

Middle Market Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in middle market companies involves a number of significant risks, any one of which could have a material adverse effect on the Fund’s operating results.

Investments in middle market companies involve some of the same risks that apply generally to investments in larger, more established companies. However, such investments have more pronounced risks in that they:

●	may have limited financial resources and may be unable to meet the obligations under their debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral pledged under such securities and a reduction in the likelihood of the Fund realizing any guarantees the Fund may have obtained in connection with the Fund’s investment;

●	have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tends to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

●	are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Fund’s portfolio company and, in turn, on the Funds;

●	generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, the Fund’s executive officers and trustees and members of the Adviser may, in the ordinary course of business, be named as defendants in litigation arising from the Fund’s investments in the portfolio companies; and

●	may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Portfolio Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If the Fund’s portfolio is concentrated in a single or limited number of investments at any given time, the Fund’s performance may be significantly adversely affected by the unfavorable performance of a small number of such investments or a substantial write-down of the value of any one investment.

The Fund may from time to time hold securities of a single portfolio company that comprises more than 5% of the Fund’s total assets and/or more than 10% of the outstanding voting securities of the portfolio company. For that reason, the Fund is classified as a non-diversified management investment company under the 1940 Act. As of December 31, 2024, the Predecessor Fund had an investment in two portfolio companies, which represented approximately 20.0% of the Predecessor Fund’s total investment portfolio, by fair value. A consequence of the concentration of a small number of investments at any given time is that the aggregate income and returns the Fund realizes may be significantly adversely affected by the unfavorable performance of a single or small number of such investments or a substantial write-down of the value of any one investment.

Portfolio Company Debt Seniority Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s portfolio companies may incur debt that ranks equally with, or senior to, the Fund’s investments in such companies.

The Fund’s portfolio companies may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which the Fund invests. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the debt instruments in which the Fund invests. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to the Fund’s investment in that portfolio company would typically be entitled to receive payment in full before the Fund receives any proceeds. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to the Fund. In the case of debt ranking equally with debt instruments in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.

Subordination And Lender Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There may be circumstances where the Fund’s debt investments could be subordinated to claims of other creditors or the Fund could be subject to lender liability claims.

If one of the Fund’s portfolio companies were to go bankrupt, depending on the facts and circumstances, a bankruptcy court might recharacterize the Fund’s debt investment and subordinate all or a portion of the Fund’s claim to that of other creditors. In situations where a bankruptcy carries a high degree of political significance, the Fund’s legal rights may be subordinated to other creditors. The Fund may also be subject to lender liability claims for actions taken by the Fund with respect to a borrower’s business or in instances where the Fund exercises control over the borrower.

Second Lien Collateral Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Second priority liens on collateral securing debt investments that the Fund makes to its portfolio companies may be subject to control by senior creditors with first priority liens. If there is a default, the value of the collateral may not be sufficient to repay in full both the first priority creditors and the Fund.

Certain debt investments that the Fund makes in portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by such company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the Fund. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then the Fund, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against such company’s remaining assets, if any.

The Fund may also make unsecured debt investments in portfolio companies, meaning that such investments will not benefit from any interest in collateral of such companies. Liens on any such portfolio company’s collateral, if any, will secure the portfolio company’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio company under its secured debt agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured debt obligations after payment in full of all secured debt obligations. If such proceeds were not sufficient to repay the outstanding secured debt obligations, then the Fund’s unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio company’s remaining assets, if any.

The rights the Fund may have with respect to the collateral securing the debt investments the Fund makes in its portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if the Fund’s rights are adversely affected.

Non Controlled Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund generally will not control the Fund’s portfolio companies.

The Fund does not expect to control most of its portfolio companies, even though the Fund may have board representation or board observation rights, and the Fund’s debt agreements with such portfolio companies may contain certain restrictive covenants. As a result, the Fund is subject to the risk that a portfolio company in which the Fund invests may make business decisions with which the Fund disagrees and the management of such company, as representatives of the holders of their common equity, may take risks or otherwise act in ways that do not serve the Fund’s interests as debt investors. Due to the lack of liquidity for the Fund’s investments in non-traded companies, the Fund may not be able to dispose of the Fund’s interests in its portfolio companies as readily as the Fund would like or at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of the Fund’s portfolio holdings.

Market Value Depreciation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Declines in market values or fair market values of the Fund’s investments could result in significant net unrealized depreciation of the Fund’s portfolios, which, in turn, would reduce the Fund’s net asset value.

Under the 1940 Act, the Fund is required to carry the Fund’s investments at market value or, if no market value is ascertainable, at fair value, in accordance with policies and procedures approved by the board of trustees. While most of the Fund’s investments are not and will not be publicly traded, applicable accounting standards require the Fund to assume as part of the Fund’s valuation process that the Fund’s investments are sold in a principal market to market participants (even if the Fund plans on holding an investment through its maturity) and impairments of the market values or fair market values of the Fund’s investments, even if unrealized, must be reflected in the Fund’s financial statements for the applicable period as unrealized depreciation, which could result in a significant reduction to the Fund’s net asset value for a given period.

Valuation Uncertainty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A significant portion of the Fund’s investment portfolio will not have a readily available market price and will be recorded at fair value in accordance with policies and procedures approved by the Board and, as a result, there will be uncertainty as to the value of the Fund’s portfolio investments.

Under the 1940 Act, the Fund is required to carry the Fund’s portfolio investments at market value or, if no market value is ascertainable, at fair value in accordance with policies and procedures approved by the board of trustees. There is not a public market for the securities of certain of the companies in which the Fund invests. Many of the Fund’s investments are not publicly-traded or actively-traded on a secondary market but are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors or are not traded at all. As a result, the Adviser, with oversight from the Board, will value these securities quarterly at fair value.

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform, subject to board oversight, fair value determinations of the Fund’s investments. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to comparable companies, discounted cash flows and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to materially understate or overstate the value that the Fund may ultimately realize upon the sale of one or more of the Fund’s investments.

Interest Rate Sensitivity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is exposed to risks associated with changes in interest rates.

The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments, investment opportunities and cost of capital and, accordingly, may have a material adverse effect on the Fund’s investment objectives, rate of return on invested capital and ability to service the Fund’s debt and make distributions to shareholders. Any reduction in the level of interest rates on new investments relative to interest rates on the Fund’s current investments could also adversely impact the Fund’s net investment income. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs, if any.

The Fund’s investment portfolio will primarily consist of senior secured debt with maturities typically ranging from three to seven years. The longer the duration of these securities, generally, the more susceptible they are to changes in market interest rates. As market interest rates have increased, those securities with a lower yield-at-cost have experienced a mark-to-market unrealized loss. An impairment of the fair market value of the Fund’s investments, even if unrealized, must be reflected in the Fund’s financial statements for the applicable period and may therefore have a material adverse effect on the Fund’s results of operations for that period. A reduction in interest rates may result in both lower interest rates on new investments and higher repayments on current investments with high interest rates, which may have an adverse impact on the Fund’s net investment income and results of operations.

Because the Fund incurs indebtedness to make investments, the Fund’s net investment income is dependent, in part, upon the difference between the rate at which the Fund borrows funds or pays interest on outstanding debt securities and the rate at which the Fund invests these funds. The recent increases in interest rates have made it more expensive to use debt to finance the Fund’s investments and to refinance the Fund’s current financing arrangements. In addition, certain of the Fund’s financing arrangements provide for adjustments in the loan interest rate along with changes in market interest rates. Therefore, in periods of rising interest rates, the Fund’s cost of funds will increase, which could materially reduce the Fund’s net investment income. Any reduction in the level of interest rates on new investments relative to interest rates on the Fund’s current investments could also adversely impact the Fund’s net investment income.

The Fund may structure the majority of its debt investments with floating interest rates to position the Fund’s portfolios more favorably for rate increases. However, there can be no assurance that this will successfully mitigate the Fund’s exposure to interest rate risk. For example, in rising interest rate environments, payments under floating rate debt instruments generally will rise and there may be a significant number of issuers of such floating rate debt instruments that will be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, the Fund’s fixed rate investments may decline in value because the fixed rate of interest paid thereunder may be below market interest rates.

Furthermore, because a rise in the general level of interest rates can be expected to lead to higher interest rates applicable to the Fund’s debt investments, an increase in interest rates would make it easier for the Fund to meet or exceed the incentive fee hurdle rate in the investment advisory agreement and may result in a substantial increase of the amount of incentive fees payable to the Adviser with respect to pre-incentive fee net investment income.

Covenant Breach Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A covenant breach by the Fund’s portfolio companies may harm the Fund’s operating results.

A portfolio company’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company.

Portfolio Company Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s portfolio companies may be highly leveraged.

Some of the Fund’s portfolio companies may be highly leveraged, which may have adverse consequences to these companies and to the Fund as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

Equity Investment Realization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund may not realize gains from its equity investments.

Certain investments that the Fund may make may include equity related securities, such as rights and warrants that may be converted into or exchanged for shares or the cash value of the shares. In addition, the Fund may make direct equity investments in portfolio companies. The equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences. The Fund may also be unable to realize any value if a portfolio company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow the Fund to sell the underlying equity interests. The Fund may be unable to exercise any put rights the Fund acquires which grant the Fund the right to sell its equity securities back to the portfolio company for the consideration provided in the applicable investment documents if the issuer is in financial distress.

Private Company Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

An investment strategy focused primarily on privately-held companies presents certain challenges, including the lack of available information about these companies.

The Fund’s investments are expected to be primarily in privately-held companies. Investments in private companies pose significantly greater risks than investments in public companies. First, private companies have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress. As a result, these companies, which may present greater credit risk than public companies, may be unable to meet the obligations under their debt and equity securities that the Fund holds. Second, the investments themselves often may be illiquid. The securities of most of the companies in which the Fund invests are not publicly-traded or actively-traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors. In addition, such securities may be subject to legal and other restrictions on resale. As such, the Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. In addition, in a restructuring, the Fund may receive substantially different securities than its original investment in a portfolio company, including securities in a different part of the capital structure. These investments may also be difficult to value because little public information generally exists about private companies, requiring an experienced due diligence team to analyze and value the potential portfolio company. Finally, these companies often may not have third-party debt ratings or audited financial statements. The Fund must therefore rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act and other rules and regulations that govern public companies. If the Fund is unable to uncover all material information about these companies, or receive timely information, the Fund may not make a fully informed investment decision, and the Fund may lose money on its investments.

Investment Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A lack of liquidity in certain of the Fund’s investments may adversely affect the Fund’s business.

The Fund will invest in certain companies whose securities are not publicly-traded or actively-traded on the secondary market and are, instead, traded on a privately-negotiated over-the-counter secondary market for institutional investors, and whose securities are subject to legal and other restrictions on resale or are otherwise less liquid than publicly-traded securities. The illiquidity of certain of the Fund’s investments may make it difficult for the Fund to sell these investments when desired. In addition, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which the Fund had previously recorded these investments. The reduced liquidity of the Fund’s investments may make it difficult for the Fund to dispose of them at a favorable price or at all, and, as a result, the Fund may suffer losses.

Follow On Investment Limitation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund may not have the funds or ability to make additional investments in its portfolio companies.

The Fund may not have the funds or ability to make additional investments in its portfolio companies. After the Fund’s initial investment in a portfolio company, the Fund may be called upon from time to time to provide additional funds to such company or have the opportunity to increase the Fund’s investment through the exercise of a warrant to purchase common stock. There is no assurance that the Fund will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on the Fund’s part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for the Fund to increase its participation in a successful operation or may reduce the expected return on the investment.

Debt Prepayment Impact Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayments of the Fund’s debt investments by its portfolio companies could adversely impact the Fund’s results of operations and reduce its return on equity.

The Fund is subject to the risk that the investments the Fund makes in its portfolio companies may be repaid prior to maturity. When this occurs, the Fund will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid and the Fund could experience significant delays in reinvesting these amounts. Any future investment in a new portfolio company may also be at lower yields than the debt that was repaid. As a result, the Fund’s results of operations could be materially adversely affected if one or more of the Fund’s portfolio companies elect to prepay amounts owed to the Fund. Additionally, prepayments, net of prepayment fees, could negatively impact the Fund’s return on equity.

Original Issue Discount And Payment In Kind Instrument Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s investments may include original issue discount and PIK instruments.

The Fund may invest in original issue discount or PIK instruments. To the extent that the Fund invests in original issue discount or PIK instruments and the accretion of original issue discount or PIK interest income constitutes a portion of their income, the Fund will be exposed to risks associated with the requirement to include such non-cash income in taxable and accounting income prior to receipt of cash, including the following:

●	The higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans;

●	Original issue discount and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral;

●	An election to defer PIK interest payments by adding them to the principal on such instruments increases the Fund’s future investment income which increases the Fund’s gross assets and, as such, increases the Adviser’s future base management fees which, thus, increases the Adviser’s future income incentive fees at a compounding rate;

●	Market prices of PIK instruments and other zero coupon instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero coupon debt instruments, PIK instruments are generally more volatile than cash pay securities;

●	The deferral of PIK interest on an instrument increases the loan-to-value ratio, which is a measure of the riskiness of a loan, with respect to such instrument;

●	Even if the conditions for income accrual under GAAP are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan;

●	For accounting purposes, cash distributions to investors representing original issue discount income are not derived from paid-in capital, although they may be paid from the offering proceeds. Thus, although a distribution of original issue discount income may come from the cash invested by investors, the 1940 Act does not require that investors be given notice of this fact;

●	Tax legislation requires that certain income be recognized for tax purposes no later than when recognized for financial reporting purposes;

●	The required recognition of PIK interest for U.S federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s investment company taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC; and

●	Original issue discount may create a risk of non-refundable cash payments to the Adviser based on non-cash accruals that may never be realized.

Derivative Exposure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund may from time to time enter into total return swaps, credit default swaps, fixed priced swaps or other derivative transactions which expose it to certain risks, including credit risk, market risk, commodity risk, liquidity risk and other risks similar to those associated with the use of leverage.

The Fund may from time to time enter into total return swaps, credit default swaps or other derivative transactions that seek to modify or replace the investment performance of a particular reference security or other asset. These transactions are typically individually negotiated, non-standardized agreements between two parties to exchange payments, with payments generally calculated by reference to a notional amount or quantity. Swap contracts and similar derivative contracts are not traded on exchanges; rather, banks and dealers act as principals in these markets. These investments may present risks in excess of those resulting from the referenced security or other asset. Because these transactions are not an acquisition of the referenced security or other asset itself, the investor has no right directly to enforce compliance with the terms of the referenced security or other asset and has no voting or other consensual rights of ownership with respect to the referenced security or other asset. In the event of insolvency of a counterparty, the Fund will be treated as a general creditor of the counterparty and will have no claim of title with respect to the referenced security or other asset.

A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the referenced security or other assets underlying the total return swap during a specified period, in return for periodic payments based on a fixed or variable interest rate.

A total return swap is subject to market risk, liquidity risk and risk of imperfect correlation between the value of the total return swap and the debt obligations underlying the total return swap. In addition, the Fund may incur certain costs in connection with a total return swap that could in the aggregate be significant.

A credit default swap is a contract in which one party buys or sells protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring during a specified period. Generally, if the Fund sells credit protection using a credit default swap, the Fund will receive fixed payments from the swap counterparty and if a credit event occurs with respect to the applicable issuer, the Fund will pay the swap counterparty par for the issuer’s defaulted debt securities and the swap counterparty will deliver the defaulted debt securities to us. Generally, if the Fund buys credit protection using a credit default swap, the Fund will make fixed payments to the counterparty and if a credit event occurs with respect to the applicable issuer, the Fund will deliver the issuer’s defaulted securities underlying the swap to the swap counterparty and the counterparty will pay us par for the defaulted securities. Alternatively, a credit default swap may be cash settled and the buyer of protection would receive the difference between the par value and the market value of the issuer’s defaulted debt securities from the seller of protection.

Credit default swaps are subject to the credit risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that the Fund will not properly assess the risk of the underlying issuer, a credit event will occur and the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that the Fund will not properly assess the risk of the underlying issuer, no credit event will occur and the Fund will receive no benefit for the premium paid.

A fixed price swap is a contract between two parties in which settlements are made at a specified time based on the difference between the fixed priced specified in the contract and the referenced settlement price. When the referenced settlement price is less than the price specified in the contract, one party receives an amount from the second party based on the price difference multiplied by the volume. Similarly, when the referenced settlement price exceeds the price specified in the contract, one party pays the second party an amount based on the price difference multiplied by the volume.

A fixed price swap is subject to commodity risk of the underlying commodity. If the Fund is purchasing fixed price swaps for oil, there is a risk the fixed price the Fund paid to enter the contract for oil will be more than the price of oil at the specified settlement date, and the Fund will owe the counterparty the difference in price multiplied by the volume of the contracted volume.

A derivative transaction is also subject to the risk that a counterparty will default on its payment obligations thereunder or that the Fund will not be able to meet its obligations to the counterparty. In some cases, the Fund may post collateral to secure its obligations to the counterparty, and the Fund may be required to post additional collateral upon the occurrence of certain events such as a decrease in the value of the reference security or other asset. In some cases, the counterparty may not collateralize any of its obligations to the Fund.

Derivative investments effectively add leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. In addition to the risks described above, such arrangements are subject to risks similar to those associated with the use of leverage.

Joint Venture And Non Control Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund may invest through joint ventures, partnerships or other special purpose vehicles and the Fund’s investments through these vehicles may entail greater risks, and investments in which the Fund has a non-controlling interest may involve risks specific to third-party management of those investments.

The Fund may co-invest with third parties through partnerships, joint ventures or other entities, thereby acquiring jointly-controlled or non-controlling interests in certain investments in conjunction with participation by one or more third parties in such investment. The Fund may have interests or objectives that are inconsistent with those of the third-party partners or co-venturers. Although the Fund may not have full control over these investments, and therefore may have a limited ability to protect its position therein, the Fund expects that the Fund will negotiate appropriate rights to protect its interests. Nevertheless, such investments may involve risks not present in investments where a third party is not involved, including the possibility that a third-party partner or co-venturer may have financial difficulties, resulting in a negative impact on such investment, may have economic or business interests or goals which are inconsistent with the Fund’s, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives or the increased possibility of default by, diminished liquidity or insolvency of, the third party, due to a sustained or general economic downturn. Third-party partners or co-venturers may opt to liquidate an investment at a time during which such liquidation is not optimal for the Fund. In addition, the Fund may in certain circumstances be liable for the actions of its third-party partners or co-venturers. In those circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to such investments, including incentive compensation arrangements.

Fund Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund incurs indebtedness to make investments, which magnifies the potential for gain or loss on amounts invested in the Fund’s common shares and may increase the risk of investing in the Fund’s common shares.

The use of borrowings and other types of financing, also known as leverage, magnifies the potential for gain or loss on amounts invested and, therefore, increases the risks associated with investing in the Fund’s common shares. When the Fund uses leverage to partially finance its investments, through borrowing from banks and other lenders or issuing debt securities, the Fund, and therefore Fund shareholders, will experience increased risks of investing in the Fund’s common shares. Any lenders and debt holders would have fixed dollar claims on the Fund’s assets that are senior to the claims of shareholders. If the value of the Fund’s assets increases, then leverage would cause the net asset value attributable to common shares to increase more sharply than it would have had the Fund not utilized leverage. Conversely, if the value of the Fund’s assets decreases, leverage would cause net asset value to decline more sharply than it otherwise would have had the Fund not utilized leverage. Similarly, any increase in the Fund’s income in excess of interest payable on the Fund’s indebtedness would cause the Fund’s net investment income to increase more than it would without leverage, while any decrease in the Fund’s income would cause net investment income to decline more sharply than it would have had the Fund not utilized leverage. Such a decline could negatively affect the Fund’s ability to make distributions to shareholders. Leverage is generally considered a speculative investment technique.

In addition, the decision to utilize leverage will increase the Fund’s assets and, as a result, will increase the amount of base management fees payable to the Adviser.

Illustration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illustration. The following table illustrates the effect of leverage on returns from an investment in the Fund’s common shares assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $2,003,456,000 in total assets, (ii) a weighted average cost of funds of approximately 7.77%, (iii) $500,000,000 in debt outstanding and (iv) $1,503,456,000 in shareholders’ equity. In order to compute the “Corresponding return to shareholders,” the “Assumed Return on Portfolio (net of expenses)” is multiplied by the assumed total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds times the assumed debt outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to shareholders. The return available to shareholders is then divided by shareholders’ equity to determine the “Corresponding return to shareholders.” Actual interest payments may be different.

Assumed Return on Portfolio (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding return to shareholders	(15.91)%	(9.25)%	(2.59)%	4.08%	10.74%

Similarly, assuming (i) approximately $2,003,456,000 in total assets, (ii) a weighted average cost of funds of approximately 7.77% and (iii) $500,000,000 in debt outstanding, the Fund’s assets would need to yield an annual return (net of expenses) of approximately 1.94% in order to cover the annual interest payments on the Fund’s outstanding debt.

Debt Covenant Restriction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The agreements governing the Fund’s future debt financing arrangement may contain, various covenants which, if not complied with, could have a material adverse effect on the Fund’s ability to meet its investment obligations and to pay distributions to shareholders.

The agreements governing the Fund’s future debt financing arrangement may contain, certain financial and operational covenants. These covenants may require the Fund and its subsidiaries to, among other things, maintain certain financial ratios, including asset coverage and minimum shareholders’ equity. Compliance with these covenants depends on many factors, some of which are beyond the Fund’s and its subsidiaries’ control. In the event of deterioration in the capital markets and pricing levels subsequent to this period, net unrealized depreciation in the Fund’s and its subsidiaries’ portfolios may increase in the future and could result in non-compliance with certain covenants, or the Fund taking actions which could disrupt the Fund’s business and impact its ability to meet its investment objectives.

There can be no assurance that the Fund and its subsidiaries will comply with the covenants under their financing arrangements. Failure to comply with these covenants could result in a default which, if the Fund and its subsidiaries were unable to obtain a waiver, consent or amendment from the debt holders, could accelerate repayment under any or all of the Fund’s and its subsidiaries’ debt instruments and thereby force the Fund to liquidate investments at a disadvantageous time and/or at a price which could result in losses, or allow the Fund’s lenders to sell assets pledged as collateral under the Fund’s financing arrangements in order to satisfy amounts due thereunder. These occurrences could have a material adverse impact on the Fund’s liquidity, financial condition, results of operations and ability to pay distributions.

Regulated Investment Company Qualification Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund will be subject to corporate-level income tax if the Fund is unable to qualify as a RIC under Subchapter M of the Code or to satisfy the RIC Annual Distribution Requirements.

In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must meet the following annual distribution, income source and asset diversification requirements.

●	The Annual Distribution Requirement will be satisfied if the Fund distributes to its shareholders on an annual basis at least 90% of its net ordinary income (and its net short-term capital gain in excess of net long-term capital loss, if any). The Fund will be subject to a 4% nondeductible U.S. federal excise tax, however, to the extent that the Fund does not satisfy a calendar year distribution requirement. Because the Fund uses debt financing, they are subject to certain asset coverage ratio requirements under the 1940 Act and are currently, and may in the future become, subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the Annual Distribution Requirement of the requirement to avoid excise tax. If the Fund is unable to obtain cash from other sources, the Fund could fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax or could be subject to income or excise tax on undistributed income.

●	The “90% Income Test” will be satisfied if the Fund earns at least 90% of its gross income for each tax year from dividends, interest, gains from the sale of securities or similar sources.

●	The “Diversification Tests” will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy these requirements, at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other securities if such securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer; and no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

The Fund must satisfy these tests on an ongoing basis in order to maintain RIC tax treatment. The Fund may be required to make distributions to shareholders at times when it would be more advantageous to invest cash in the Fund’s existing or other investments, or when the Fund does not have funds readily available for distribution. Compliance with the RIC tax requirements may hinder the Fund’s ability to operate solely on the basis of maximizing profits and the value of shareholders’ investments. Also, the rules applicable to the Fund’s qualification as a RIC are complex, with many areas of uncertainty. If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions. Such a failure may have a material adverse effect on the Fund and on any investment in the Fund. The Code provides certain forms of relief from RIC disqualification due to failures of the 90% Income Test or any of the Diversification Tests, although there may be additional taxes due in such cases. The Fund cannot assure you that the Fund would qualify for any such relief should the Fund fail either the 90% Income Test or any of the Diversification Tests.

Corporate Level Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Some of the Fund’s investments may be subject to corporate-level income tax.

The Fund may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes. The Fund may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).

Non Cash Income Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund may have difficulty paying its required distributions if it recognizes income before or without receiving cash representing such income.

For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, the Fund’s investments may include debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or debt obligations that were issued with warrants). To the extent original issue discount or PIK interest constitutes a portion of the Fund’s income, the Fund must include in taxable income each tax year a portion of the original issue discount or PIK interest that accrues over the life of the instrument, regardless of whether cash representing such income is received by the Fund in the same tax year. The Fund may also have to include in income other amounts that they have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. The Fund anticipates that a portion of its income may constitute original issue discounts or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discount and include such amounts in the Fund’s taxable income in the current tax year, instead of upon disposition, as not making the election would limit the Fund’s ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in the Fund’s investment company taxable income for the tax year of the accrual, the Fund may be required to make a distribution to its shareholders in order to satisfy the Annual Distribution Requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under Subchapter M of the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax.

Furthermore, the Fund may invest in the equity securities of non-U.S. corporations (or other non-U.S. entities classified as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury regulations as “passive foreign investment companies” and/or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances, these rules also could require the Fund to recognize taxable income or gains where the Fund does not receive a corresponding payment in cash.

Portfolio Tax Complexity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s portfolio investments may present special tax issues.

Investments in below-investment grade debt instruments and certain equity securities may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless debt in equity securities, how payments received on obligations in default should be allocated between principal and interest income, as well as whether exchanges of debt instruments in a bankruptcy or workout context are taxable. Such matters could cause the Fund to recognize taxable income for U.S. federal income tax purposes, even in the absence of cash or economic gain, and require the Fund to make taxable distributions to shareholders to maintain its RIC status or preclude the imposition of either U.S. federal corporate income or excise taxation.

Additionally, because such taxable income may not be matched by corresponding cash received by the Fund, the Fund may be required to borrow money or dispose of other investments to be able to make distributions to shareholders. These and other issues will be considered by the Fund, to the extent determined necessary, in order that the Fund minimizes the level of any U.S. federal income or excise tax that they would otherwise incur.

Non Public Regulated Investment Company Tax Treatment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If the Fund does not qualify as a “publicly offered regulated investment company,” as defined in the Code, you may be taxed as though you received a distribution of some of the Fund’s expenses.

A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the tax year. If the Fund does not qualify as a publicly offered regulated investment company for any tax year, a noncorporate shareholder’s allocable portion of the Fund’s affected expenses, including management fees, will be treated as an additional distribution to the shareholder and will be deductible by such shareholder only to the extent permitted under the limitations described below. For noncorporate shareholders, including individuals, trusts, and estates, significant limitations generally apply to the deductibility of certain expenses of a non-publicly offered regulated investment company, including management fees. In particular, these expenses, referred to as miscellaneous itemized deductions, are generally not deductible. Although the Fund believes that the Fund will be considered a publicly offered regulated investment company, as defined in the Code, and expects to continue to be treated as “publicly offered” following the listing of the Fund’s common shares on the NYSE, there can be no assurance, however, that the Fund will be considered a publicly offered regulated investment company in the future.

Tax Law Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislative or regulatory tax changes could adversely affect investors.

At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of the Fund or its shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in shares of the Fund or the value or the resale potential of the Fund’s investments.

Liquidity Limitation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s common shares are not listed on an exchange or quoted through a quotation system. Therefore, shareholders will have limited liquidity and may not receive a full return of invested capital upon selling common shares.

The Fund’s common shares are illiquid assets for which there is not a secondary market. While the Fund intends to list its common shares on the NYSE, until such listing, the Fund’s common shares will be illiquid assets for which there will not be a secondary market. There can be no assurance that the listing of Fund’s common shares will occur. If the Reorganization is not approved and/or if the listing does not occur, there can be no assurance that the Fund will complete a liquidity event. A liquidity event could include (1) a listing of common shares on a national securities exchange, (2) the sale of all or substantially all of the Fund’s assets either on a complete portfolio basis or individually followed by a liquidation or (3) a merger or another transaction approved by the board of trustees in which shareholders likely will receive cash or shares of a publicly-traded company, including potentially a company that is an affiliate of the Fund.

If the Reorganization is completed but the listing does not occur, there can be no assurance that the Fund will adopt a share repurchase program, or, if the Fund does adopt a share repurchase program, what the terms of such program will be. In addition, any shares repurchased pursuant to the Fund’s share repurchase program may be purchased at a price which may reflect a discount from the purchase price a shareholder paid for the common shares being repurchased.

No Mandatory Liquidity Event Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is not obligated to complete a liquidity event by a specified date; therefore, it will be difficult for an investor to sell his or her common shares.

While the Fund intends to complete the Reorganization, following which the Fund will seek to list its common shares on a national securities exchange, the Fund is not obligated to complete a liquidity event by a specified date. A liquidity event could include (1) a listing of common shares on a national securities exchange, (2) the sale of all or substantially all of the Fund’s assets either on a complete portfolio basis or individually followed by a liquidation, or (3) a merger or another transaction approved by the board of trustees in which shareholders likely will receive cash or shares of a publicly-traded company, including potentially a company that is an affiliate of the Fund. However, there can be no assurance that the Fund will complete a liquidity event by a specified date or at all. If the Fund does not successfully complete a liquidity event, liquidity for an investor’s common shares will be limited to the Fund’s share repurchase program, if any.

If the Reorganization is completed but the listing does not occur, there can be no assurance that the Fund will adopt a share repurchase program or, if the Fund does adopt a share repurchase program, what the terms of such program will be.

Distribution Uncertainty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There is a risk that investors in the Fund’s common shares may not receive distributions or that the Fund’s distributions may not grow over time.

The Fund cannot assure shareholders that the Fund will achieve investment results that will allow it to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and will depend on its earnings, net investment income, financial condition, maintenance of the Fund’s RIC status, compliance with applicable 1940 Act regulations and such other factors as the Board may deem relevant from time to time. In addition, due to the asset coverage test applicable to the Fund as closed-end fund, the Fund may be limited in its ability to make distributions.

Return Of Capital Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s distribution proceeds may exceed earnings. Therefore, portions of the distributions that the Fund may make may represent a return of capital to shareholders, which lowers their tax basis in their common shares.

The Fund may pay all or a substantial portion of its distributions from the proceeds of the continuous public offering of common shares or from borrowings in anticipation of future cash flow, which may constitute a return of shareholders’ capital and will lower such shareholders’ tax basis in their common shares. For instance, if the Reorganization is completed, the Fund expects a portion of the enhanced distributions expected to be paid to shareholders until the achievement of a long-term liquidity event may represent a return of capital to shareholders. A return of capital generally is a return of a shareholder’s investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deducting the fees and expenses payable in connection with the offering, including any fees payable to the Adviser. Moreover, a return of capital will generally not be taxable, but will reduce each shareholder’s cost basis in their common shares and will thus result in a higher reported capital gain or lower reported capital loss when the common shares on which such return of capital was received are sold.

Borrowing Based Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund may pay distributions from borrowings or the sale of assets to the extent the Fund’s cash flows from operations, net investment income or earnings are not sufficient to fund declared distributions.

The Fund may fund distributions from the uninvested proceeds of the continuous public offering of common shares and borrowings, and the Fund has not established limits on the amount of funds the Fund may use from such sources to make any such distributions. The Fund may pay distributions from the sale of assets to the extent distributions exceed the Fund’s earnings or cash flows from operations.

Equity Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A shareholder’s interest in the Fund will be diluted if the Fund issues additional common shares, which could reduce the overall value of an investment in the Fund.

The Fund’s investors do not have preemptive rights to any common shares the Fund issues in the future. The Fund’s declaration of trust authorizes the Fund to issue an unlimited number of common shares. After an investor purchases common shares, the board of trustees may elect to sell additional common shares in the future, issue equity interests in private offerings or issue share-based awards to the Fund’s independent trustees or employees of the Adviser. To the extent the Fund issues additional equity interests after an investor purchases common shares, an investor’s percentage ownership interest in the Fund will be diluted. In addition, depending upon the terms and pricing of any additional offerings and the value of the Fund’s investments, an investor may also experience dilution in the book value and fair value of their common shares.

Anti Takeover Provision Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Certain provisions of the Fund’s declarations of trust and bylaws could deter takeover attempts and have an adverse impact on the value of the Fund’s common shares.

The Fund’s declaration of trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire the Fund. The Board may, without shareholder action, authorize the issuance of shares in one or more classes or series, including preferred shares; and the Board may, without shareholder action, amend the Fund’s declaration of trust to increase the number of any class or series of the Fund’s common shares, that the Fund has authority to issue. In addition a trustee of the Fund may be removed by only a vote of at least two-thirds of the members of the board of trustees who either (a) has been a member of the board of trustees for a period of at least thirty-six months (or since the commencement of the Fund’s operations, if less than thirty-six months) or (b) was nominated or appointed to serve as a member of the board of trustees by a majority of the continuing trustees then members of the board of trustees (a “Continuing Trustee”), followed by a vote of the holders of at least three-fourths of the outstanding shares of the Fund. These anti-takeover provisions may inhibit a change of control in circumstances that could give the holders of the Fund’s common shares the opportunity to realize a premium over the value of the Fund’s common shares.

Capital Market Disruption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Future disruptions or instability in capital markets could negatively impact the valuation of the Fund’s investments and the Fund’s ability to raise capital.

From time to time, the global capital markets may experience periods of disruption and instability, which could be prolonged and which could materially and adversely impact the broader financial and credit markets, have a negative impact on the valuations of the Fund’s investments and reduce the availability to us of debt and equity capital. For example, between 2008 and 2009, instability in the global capital markets resulted in disruptions in liquidity in the debt capital markets, significant write-offs in the financial services sector, the re-pricing of credit risk in the broadly syndicated credit market and the failure of major domestic and international financial institutions. In particular, the financial services sector was negatively impacted by significant write-offs as the value of the assets held by financial firms declined, impairing their capital positions and abilities to lend and invest. While market conditions have recovered from the events of 2008 and 2009, there have been continuing periods of volatility. For example, continued uncertainty surrounding the negotiation of trade deals between Britain and the European Union following the United Kingdom’s exit from the European Union and uncertainty between the United States and other countries with respect to trade policies, treaties, and tariffs, among other factors, have caused disruption in the global markets from time to time. There can be no assurance that market conditions will not worsen in the future.

While most of the Fund’s investments are not publicly traded, applicable accounting standards require us to assume as part of the Fund’s valuation process that the Fund’s investments are sold in a principal market to market participants (even if the Fund plans on holding an investment through its maturity) and impairments of the market values or fair market values of the Fund’s investments, even if unrealized, must be reflected in the Fund’s financial statements for the applicable period, which could result in significant reductions to the Fund’s net asset value for the period. With certain limited exceptions, the Fund is only allowed to borrow amounts or issue debt securities if asset coverage, as calculated pursuant to the 1940 Act, meets the applicable 1940 Act requirements. Equity capital may also be difficult to raise during periods of adverse or volatile market conditions because, subject to some limited exceptions, as a registered closed-end fund, the Fund is generally not able to issue additional common shares at a price less than net asset value without first obtaining approval for such issuance from shareholders and the independent trustees. If the Fund is unable to raise capital or refinance existing debt on acceptable terms, then the Fund may be limited in the Fund’s ability to make new commitments or to fund existing commitments to the Fund’s portfolio companies. Significant changes in the capital markets may also affect the pace of the Fund’s investment activity and the potential for liquidity events involving the Fund’s investments. Thus, the illiquidity of the Fund’s investments may make it difficult for us to sell such investments to access capital if required, and as a result, the Fund could realize significantly less than the value at which the Fund has recorded the Fund’s investments if the Fund were required to sell them for liquidity purposes.

Economic Downturn Exposure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Future economic recessions or downturns could impair the Fund’s portfolio companies and harm the Fund’s operating results.

Many of the Fund’s portfolio companies may be susceptible to economic slowdowns or recessions and may be unable to repay the Fund’s loans or meet other obligations during these periods. Therefore, the Fund’s non-performing assets are likely to increase, and the value of the Fund’s portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing the Fund’s debt investments and the value of the Fund’s equity investments. Economic slowdowns or recessions could lead to losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income, net worth and assets. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to us on terms the Fund deems acceptable. These events could prevent us from increasing investments and harm the Fund’s operating results. Economic downturns or recessions may also result in a portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders. This could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its assets representing collateral for its obligations, which could trigger cross defaults under other agreements and jeopardize the Fund’s portfolio company’s ability to meet its obligations under the debt that the Fund holds and the value of any equity securities the Fund owns. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio company. In addition, if one of the Fund’s portfolio companies were to go bankrupt, even though the Fund may have structured the Fund’s interest as senior debt or preferred equity, depending on the facts and circumstances, a bankruptcy court might recharacterize the Fund’s debt or equity holding and subordinate all or a portion of the Fund’s claim to those of other creditors.

External Event Disruption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Events outside of the Fund’s control, including public health crises, could negatively affect the Fund’s portfolio companies and the Fund’s results of operations.

Periods of market volatility have occurred and could continue to occur in response to pandemics or other events outside of the Fund’s control. The Fund, the Adviser, and the portfolio companies in which the Fund invests in could be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, such as acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, labor strikes, major plant breakdowns, pipeline or electricity line ruptures, failure of technology, defective design and construction, accidents, demographic changes, government macroeconomic policies, social instability, etc.). Some force majeure events could adversely affect the ability of a party (including us, the Adviser, a portfolio company or a counterparty to us, the Adviser, or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, force majeure events, such as the cessation of the operation of equipment for repair or upgrade, could similarly lead to the unavailability of essential equipment and technologies. These risks could, among other effects, adversely impact the cash flows available from a portfolio company, cause personal injury or loss of life, including to a senior manager of the Adviser or its affiliates, damage property, or instigate disruptions of service. In addition, the cost to a portfolio company or us of repairing or replacing damaged assets resulting from such force majeure event could be considerable. It will not be possible to insure against all such events, and insurance proceeds received, if any, could be inadequate to completely or even partially cover any loss of revenues or investments, any increases in operating and maintenance expenses, or any replacements or rehabilitation of property. Certain events causing catastrophic loss could be either uninsurable, or insurable at such high rates as to adversely impact us, the Adviser, or portfolio companies, as applicable. Force majeure events that are incapable of or are too costly to cure could have permanent adverse effects. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund invests or the Fund’s portfolio companies operate specifically. Such force majeure events could result in or coincide with: increased volatility in the global securities, derivatives and currency markets; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprise; greater governmental involvement in the economy or in social factors that impact the economy; less governmental regulation and supervision of the securities markets and market participants and decreased monitoring of the markets by governments or self-regulatory organizations and reduced enforcement of regulations; limited, or limitations on, the activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on credit and securities markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Market Disruption And Economic Uncertainty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is currently operating in a period of capital markets disruption and economic uncertainty.

The success of the Fund’s activities is affected by general economic and market conditions, including, among others, interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and trade barriers. These factors could affect the level and volatility of securities prices and the liquidity of the Fund’s investments. Volatility or illiquidity could impair the Fund’s profitability or result in losses. These factors also could adversely affect the availability or cost of the Fund’s leverage, which would result in lower returns. In addition, the U.S. capital markets have experienced extreme volatility and disruption including certain regional bank failures, and an inflationary economic environment. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets.

These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to us. These events could limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.

Extended Disruption Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If a period of capital market disruption and instability continues for an extended period of time, there is a risk that investors in the Fund’s equity securities may not receive distributions consistent with historical levels or at all or that the Fund’s distributions may not grow over time and a portion of the Fund’s distributions may be a return of capital.

The Fund’s future ability to pay regular distributions or to pay distributions fully in cash rather than in common shares might be adversely affected by the impact of one or more of the risk factors described herein. If the Fund is unable to satisfy the asset coverage test applicable to us under the 1940 Act as a closed-end fund or if the Fund violates certain covenants under the Fund’s existing or future credit facilities or other leverage, the Fund may also be limited in the Fund’s ability to make distributions. If the Fund declares a distribution and if more shareholders opt to receive cash distributions rather than participate in the Fund’s dividend reinvestment plan, the Fund may be forced to sell some of the Fund’s investments in order to make cash distribution payments. To the extent the Fund makes distributions to shareholders that include a return of capital, such portion of the distribution essentially constitutes a return of the shareholder’s investment. Although such return of capital may not be taxable, such distributions would generally decrease a shareholder’s basis in the Fund’s common shares and may therefore increase such shareholder’s tax liability for capital gains or reduce their tax loss upon the future sale of such shares. A return of capital distribution may cause a shareholder to recognize a capital gain from the sale of the Fund’s common shares even if the shareholder sells its shares for less than the original purchase price.

Government Policy Uncertainty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertainty about federal government initiatives could negatively impact the Fund’s business, financial condition and results of operations.

There is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events, including the 2024 U.S. presidential election, have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. The presidential administration’s changes to U.S. policy may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them.

Global Macroeconomic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Global economic, political and market conditions may adversely affect the Fund’s business, results of operations and financial condition.

The current global financial market situation, as well as various social and political tensions in the United States and around the world (including the current conflict in Ukraine and Russia and the conflicts in the Middle East) may contribute to increased market volatility, may have long-term effects on the United States and worldwide financial markets and may cause economic uncertainties or deterioration in the U.S. and worldwide. For example, the impact of downgrades by rating agencies to the U.S. government’s sovereign credit rating or its perceived creditworthiness as well as potential government shutdowns and uncertainty surrounding transfers of power could adversely affect the U.S. and global financial markets and economic conditions. Since 2010, several EU countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is ongoing concern about national-level support for the Euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union member countries. In addition, the fiscal policy of foreign nations, such as Russia and China, may have a severe impact on the worldwide and U.S. financial markets. The U.K.’s decision to leave the EU (the so-called “Brexit”) led to volatility in global financial markets. The longer term economic, legal, political and social implications of Brexit remain unclear. Brexit has led to ongoing political and economic uncertainty and periods of increased volatility in both the U.K. and in wider European markets for some time. Brexit could lead to calls for similar referendums in other European jurisdictions, which could cause increased economic volatility in the European and global markets. This mid- to long-term uncertainty could have adverse effects on the economy generally and on the Fund’s ability to earn attractive returns. In particular, currency volatility could mean that the Fund’s returns are adversely affected by market movements and could make it more difficult, or more expensive, for us to execute prudent currency hedging policies. Potential decline in the value of the British Pound and/or the Euro against other currencies, along with the potential further downgrading of the U.K.’s sovereign credit rating, could also have an impact on the performance of certain investments made in the U.K. or Europe.

The ongoing invasion of Ukraine by Russia and related sanctions have increased global political and economic uncertainty. Because Russia is a major exporter of oil and natural gas, the invasion and related economic sanctions have reduced the supply, and increased the price, of energy, which has a material effect on inflation and may continue to exacerbate ongoing supply chain issues. There is also the ongoing risk of retaliatory actions by Russia against countries which have enacted sanctions, including cyberattacks against financial and governmental institutions, which could result in business disruptions and further economic turbulence. Although the Fund has no direct exposure to Russia or Ukraine, the broader consequences of the invasion may have a material adverse impact on the Fund’s portfolio and the value of an investment in us. Moreover, sanctions and export control laws and regulations are complex, frequently changing, and increasing in number, and they may impose additional legal compliance costs or business risks associated with the Fund’s operations.

Similarly, conflicts in the Middle East, including the conflict between Israel and Hamas, and Israel and Iran, could have a negative impact on the economy and business activity globally, and therefore could adversely impact the performance of the Fund’s investments. The severity and duration of any such conflict and its future impact on global economic and market conditions (including, for example, oil prices and/or the shipping industry) are impossible to predict, and as a result, present material uncertainty and risk with respect to us, the performance of the Fund’s investments and operations, and the Fund’s ability to achieve the Fund’s investment objectives. Similar risks exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in the Middle East or the immediate surrounding areas.

The Adviser’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations (including ours). A recession, slowdown and/or sustained downturn in the global economy (or any particular segment thereof) could have a pronounced impact on us and could adversely affect the Fund’s profitability, impede the ability of us and/or the Fund’s portfolio companies to perform under or refinance their existing obligations and impair the Fund’s ability to effectively deploy the Fund’s capital or realize its investments on favorable terms.

Any of the foregoing events could result in substantial or total losses to us in respect of certain investments, which losses will likely be exacerbated by the presence of leverage in a portfolio company’s capital structure.

Changes To United States Trade Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes to United States tariff and import/export regulations may have a negative effect on the Fund’s portfolio companies.

There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the Fund’s portfolio companies’ access to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on the Fund’s business, financial condition and results of operations.

Economic Sanctions Compliance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic sanction laws in the United States and other jurisdictions may prohibit us and the Fund’s affiliates from transacting with certain countries, individuals and companies.

Economic sanction laws in the United States and other jurisdictions may prohibit us or the Fund’s affiliates from transacting with certain countries, individuals and companies. In the United States, the U.S. Department of the Treasury’s Office of Foreign Assets Control administers and enforces laws, executive orders and regulations establishing U.S. economic and trade sanctions, which prohibit, among other things, transactions with, and the provision of services to, certain non-U.S. countries, territories, entities and individuals. These types of sanctions may significantly restrict or completely prohibit investment activities in certain jurisdictions, and if the Fund, the Fund’s portfolio companies or other issuers in which the Fund invests were to violate any such laws or regulations, the Fund may face significant legal and monetary penalties.

The Foreign Corrupt Practices Act, or FCPA, and other anti-corruption laws and regulations, as well as anti-boycott regulations, may also apply to and restrict the Fund’s activities, the Fund’s portfolio companies and other issuers of the Fund’s investments. If an issuer or the Fund were to violate any such laws or regulations, such issuer or the Fund may face significant legal and monetary penalties. The U.S. government has indicated that it is particularly focused on FCPA enforcement, which may increase the risk that an issuer or the Fund becomes the subject of such actual or threatened enforcement. In addition, certain commentators have suggested that private investment firms and the funds that they manage may face increased scrutiny and/or liability with respect to the activities of their underlying portfolio companies. As such, a violation of the FCPA or other applicable regulations by us or an issuer of the Fund’s portfolio investments could have a material adverse effect on us. The Fund is committed to complying with the FCPA and other anti-corruption laws and regulations, as well as anti-boycott regulations, to which it is subject. As a result, the Fund may be adversely affected because of its unwillingness to enter into transactions that violate any such laws or regulations.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	201 Rouse Boulevard
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
Contact Personnel Name	Stephen S. Sypherd
Pro Forma Successor Fund (Pre-listing) [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Management Fees [Percent]	2.45%	[2],[3],[4]
Interest Expenses on Borrowings [Percent]	3.05%	[2],[5]
Incentive Fees [Percent]	0.00%	[2]
Other Annual Expenses [Abstract]
Other Annual Expense 2 [Percent]	0.00%	[2],[6]
Other Annual Expense 3 [Percent]	1.10%	[2],[7]
Total Annual Expenses [Percent]	6.60%	[2]
Waivers and Reimbursements of Fees [Percent]	0.00%	[2]
Net Expense over Assets [Percent]	6.60%	[2]
Expense Example, Year 01	$ 66
Expense Example, Years 1 to 3	193
Expense Example, Years 1 to 5	317
Expense Example, Years 1 to 10	$ 610
Pro Forma Successor Fund (Post-listing) [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Management Fees [Percent]	2.10%	[2],[8]
Interest Expenses on Borrowings [Percent]	3.05%	[2],[5]
Incentive Fees [Percent]	(0.87%)	[2],[9]
Other Annual Expenses [Abstract]
Other Annual Expense 2 [Percent]	1.81%	[2],[10]
Other Annual Expense 3 [Percent]	1.10%	[2],[7]
Total Annual Expenses [Percent]	8.06%	[2]
Waivers and Reimbursements of Fees [Percent]	(0.21%)	[2],[11]
Net Expense over Assets [Percent]	6.98%	[2]
Expense Example, Year 01	$ 60
Expense Example, Years 1 to 3	178
Expense Example, Years 1 to 5	294
Expense Example, Years 1 to 10	$ 574
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Security Dividends [Text Block]	Though the Fund expects to pay regular distributions on the common shares, the Fund is not obligated to do so.
Security Voting Rights [Text Block]	Each common share has one vote and, when issued and paid for in accordance with the terms of the applicable offering, will be fully paid and non-assessable.
Security Liquidation Rights [Text Block]	In the event of liquidation, the Fund’s common shares are entitled to its proportion of the Fund’s assets after payment of debts and expenses and the amounts payable to holders of the Fund’s preferred shares ranking senior to the Fund’s common shares as described below.
Security Preemptive and Other Rights [Text Block]	All common shares of the Fund are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights.
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Dividends [Text Block]

Distributions. Holders of preferred shares will be entitled to receive cash distributions, when, as and if authorized by the Board and declared by the Fund, out of funds legally available therefor. The prospectus for any offering of preferred shares will describe the distributions payment provisions for those shares. Distributions so declared and payable shall be paid to the extent permitted under Delaware law and to the extent available and in preference to and priority over any distribution declared and payable on the common shares.

Limitations on Distributions. So long as the Fund has indebtedness outstanding, holders of preferred shares will not be entitled to receive any distributions unless asset coverage (as defined in the 1940 Act) with respect to outstanding indebtedness would be at least 300% after giving effect to such distributions

Security Voting Rights [Text Block]

Voting Rights. The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of common shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the trustees of the Fund at any time two years of distributions on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (i) adopt any plan of reorganization that would adversely affect the preferred shares, and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification as a closed-end fund or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding.

Security Liquidation Rights [Text Block]

Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accrued and unpaid distributions, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.

Debt Securities [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Debt Securities
Security Voting Rights [Text Block]

Voting Rights. Debt securities are not expected to have any voting rights, except to the extent required by law or as otherwise provided in any documents governing the debt securities. The 1940 Act does, in certain circumstances, grant to the lenders certain voting rights in the event of default in the payment of interest on or repayment of principal.

Security Liquidation Rights [Text Block]

Limitations. Under the requirements of the 1940 Act the Fund, immediately after any issuance of debt securities, must have “asset coverage” of at least 300% (i.e., for every dollar of Indebtedness outstanding, the Fund is required to have at least three dollars of assets). The issuance of debt securities also may result in the Fund being subject to covenants that may be more stringent than the restrictions imposed by the 1940 Act.

[1]	No sales load will be charged in connection with the issuance of the Successor Fund Shares as part of the Reorganization. Common shares will not be available for purchase from the Successor Fund but, once listed, may be purchased on the NYSE through a broker-dealer subject to individually negotiated commission rates. Common shares purchased in the secondary market may be subject to brokerage commissions or other charges.
[2]	Assumes leverage in the amount of 23% of gross assets of the Fund and 29% of gross assets of the Successor Fund.
[3]	Following the Reorganization, but prior to the Listing Date, the Successor Fund’s base management fee as a percentage of net assets attributable to common shares will be higher than the Fund’s as a result of the Successor Fund’s greater ability to utilize leverage, which will increase the Successor Fund’s gross assets relative to the Fund’s.
[4]	For each quarter ending prior to the Listing Date, the Successor Fund will pay the Adviser an annual fee, payable quarterly, in an annual amount equal to 1.75% of the Successor Fund’s average daily gross assets. Common shareholders bear the portion of the investment management fee attributable to the assets purchased with the proceeds of leverage, which means that common shareholders effectively bear the entire management fee.
[5]	The Fund currently utilizes leverage in the form of borrowings and debt securities. Although the Fund is permitted to utilize borrowings to the maximum extent permitted under the 1940 Act, as of December 31, 2024, the Fund had outstanding borrowings of $500 million, which represented 23% of the Fund’s gross assets and the pro forma Successor Fund would have had outstanding borrowings of approximately $622,503,000, which would have represented 29% of the Successor Fund’s gross assets.
[6]	Pursuant to the terms of the Successor Fund Investment Advisory Agreement, the Adviser may be entitled to receive an incentive fee on income. For any quarter ending prior to the Listing Date, the incentive fee on income is calculated and payable quarterly in arrears and equals 20.0% of the Successor Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on adjusted capital, equal to 1.625% per quarter, or an annualized hurdle rate of 6.5%. As a result, the Adviser will not earn this incentive fee for any quarter until the Successor Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.625%. For purposes of this fee, “adjusted capital” means cumulative gross proceeds generated from sales of common shares by the Successor Fund (or the Fund as the predecessor of the Successor Fund) (including proceeds from its distribution reinvestment plan) reduced for distributions from non-liquidating dispositions of the Successor Fund’s (or the Fund’s as the predecessor of the Successor Fund) investments paid to shareholders and amounts paid for share repurchases pursuant to the Successor Fund’s (or the Fund’s as the predecessor of the Successor Fund) share repurchase program. Once the Successor Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Successor Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Successor Fund’s pre-incentive fee net investment income for such quarter equals 2.031%, or 8.125% annually, of adjusted capital. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 20.0% of the Successor Fund’s pre-incentive fee net investment income.
[7]	“Other expenses” are estimated based upon those incurred by the Fund during the fiscal year ended December 31, 2024. Other expenses do not include expenses related to realized or unrealized investment gains or losses.
[8]	For each quarter ending after the Listing Date, the Successor Fund will pay the Adviser an annual fee, payable quarterly, in an annual amount equal to 1.50% of the Successor Fund’s average daily gross assets. Common shareholders bear the portion of the investment management fee attributable to the assets purchased with the proceeds of leverage, which means that common shareholders effectively bear the entire management fee.
[9]	Effective on the Listing Date and for so long as the Successor Fund is a registered closed-end fund, the Adviser has contractually agreed to waive a portion of the Successor Fund’s incentive fee. After giving effect to such fee waiver, the incentive fee on income will be calculated and payable quarterly in arrears and equals 10.00% of the Successor Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on net assets, equal to 1.5% per quarter, or an annualized hurdle rate of 6.0%. As a result, the Adviser will not earn this incentive fee for any quarter until the Successor Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.5%. Once the Successor Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Successor Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Successor Fund’s pre-incentive fee net investment income for such quarter equals 1.667%, or 6.667% annually, of net assets. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 10.00% of the Successor Fund’s pre-incentive fee net investment income. Amounts waived by the Adviser will not be subject to recoupment from the Successor Fund.
[10]	Pursuant to the terms of the Successor Fund Investment Advisory Agreement, for any quarter ending after the Listing Date, the incentive fee on income is calculated and payable quarterly in arrears and equals 20.0% of the Successor Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter subject to a hurdle rate, expressed as a rate of return on net assets, equal to 1.5% per quarter, or an annualized hurdle rate of 6.0%. As a result, the Adviser will not earn this incentive fee for any quarter until the Successor Fund’s pre-incentive fee net investment income for such quarter exceeds the hurdle rate of 1.5%. Once the Successor Fund’s pre-incentive fee net investment income in any quarter exceeds the hurdle rate, the Adviser will be entitled to a “catch-up” fee equal to the amount of the Successor Fund’s pre-incentive fee net investment income in excess of the hurdle rate, until the Successor Fund’s pre-incentive fee net investment income for such quarter equals 1.875%, or 7.5% annually, of net assets. This “catch-up” feature will allow the Adviser to recoup the fees foregone as a result of the existence of the hurdle rate. Thereafter, the Adviser will be entitled to receive 20.0% of the Successor Fund’s pre-incentive fee net investment income.
[11]	Effective on the Listing Date and for so long as the Successor Fund is a registered closed-end fund, the Adviser has contractually agreed to waive a portion of the Successor Fund’s base management fee such that the base management fee shall not exceed an amount equal to the annual rate of 1.35% of the Successor Fund’s average daily gross assets. Amounts waived by the Adviser will not be subject to recoupment from the Successor Fund.